UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Catherine Kennedy

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 8 of its series:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2020

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

July 31, 2020

Institutional Money Market Funds

∎	Wells Fargo Cash Investment Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Cash Investment Money Market Fund for the six-month period that ended July 31, 2020. Global stock markets tumbled in February and March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to offset much of the losses as central banks attempted to bolster capital markets and confidence. Fixed-income markets generally performed well, with the exception of high-yield bonds, as U.S. bonds overall achieved modest gains. U.S. and emerging market equities outperformed international developed market equities over the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 2.42% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 4.47%. The MSCI EM Index (Net)3 gained 3.08%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.69%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.29%, the Bloomberg Barclays Municipal Bond Index6 returned 1.96%, and the ICE BofA U.S. High Yield Index7 lost 0.23%.

Concerns about the coronavirus took over the market.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year U.S. Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, causing the price of West Texas Intermediate crude oil to plummet.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)

The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index, a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

In May, the equity market rebound continued, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive powerful well-known technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with both U.S. and U.K. retail sales rebounding substantially in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits due to expire at the end of July. However, unemployment remained in the double digits, easing somewhat from 14.7% in April to 11.1% in June. During June, numerous states reported alarming increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank by 9.5% and 12.1% in the U.S. and eurozone, respectively, from the previous quarter. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained historically high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector

“The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system.”

“Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine.”

Institutional Money Market Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections. Despite the ongoing promise of positive early-stage vaccine trial results, economic activity could be held back by the continued spread of the virus and the end of a widely received $600-a-week bonus unemployment benefit in late July.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Institutional Money Market Funds

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Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2020

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Administrator Class (WFAXX)	7-31-2003	1.24	1.12	0.57	0.36	0.33

Institutional Class (WFIXX)	10-14-1987	1.37	1.25	0.65	0.24	0.20

Select Class (WFQXX)	6-29-2007	1.45	1.32	0.72	0.20	0.13

Service Class (NWIXX)	10-14-1987	1.09	0.97	0.49	0.53	0.45

Yield summary (%) as of July 31, 20202

	Administrator Class	Institutional Class	Select Class	Service Class

7-day current yield	0.02	0.15	0.21	0.01

7-day compound yield	0.02	0.15	0.22	0.01

30-day simple yield	0.04	0.17	0.24	0.01

30-day compound yield	0.04	0.17	0.24	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

6  |  Institutional Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2020[3]

Effective maturity distribution as of July 31, 2020[3]

Weighted average maturity as of July 31, 2020[4]

42 days

Weighted average life as of July 31, 2020[5]

47 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.33% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been -0.02%, 0.10%, 0.14%, and -0.19% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2-1-2020	Ending account value 7-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Administrator Class

Actual	$1,000.00	$1,003.47	$1.64	0.33%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.22	$1.66	0.33%

Institutional Class

Actual	$1,000.00	$1,004.10	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%

Select Class

Actual	$1,000.00	$1,004.55	$0.65	0.13%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.22	$0.65	0.13%

Service Class

Actual	$1,000.00	$1,002.82	$2.29	0.46%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.31	0.46%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of Deposit: 14.22%
ABN Amro Bank NV	0.11%	8-3-2020	$25,000,000	$25,000,000
Banco Santander	1.26	12-9-2020	8,000,000	8,021,245
Bank of Montreal	1.25	1-11-2021	12,000,000	12,055,103
Citibank N.A.	1.40	9-30-2020	6,000,000	6,012,995
Credit Suisse New York (3 Month LIBOR +0.24%) ±	0.57	12-4-2020	7,000,000	7,005,171
Credit Suisse New York	1.28	1-25-2021	8,000,000	8,037,631
HSBC Bank USA NA	0.11	8-3-2020	25,000,000	25,000,000
Mitsubishi Trust & Bank Company	0.39	1-21-2021	10,000,000	10,005,500
MUFG Bank Limited of New York	0.98	8-28-2020	10,000,000	10,006,786
Nordea Bank AB (3 Month LIBOR +0.15%) ±	0.42	10-13-2020	6,000,000	6,001,982
Norinchukin Bank	0.30	8-18-2020	5,000,000	5,000,355
Norinchukin Bank	0.30	9-1-2020	18,000,000	18,001,422
Oversea-Chinese Banking	0.20	9-3-2020	15,000,000	14,999,872
Oversea-Chinese Banking	1.25	10-8-2020	15,000,000	15,030,066
Skandinaviska Enskilda Bank AB (3 Month LIBOR +0.15%) ±	0.45	10-2-2020	7,000,000	7,001,949
Standard Chartered Bank	1.25	11-23-2020	5,000,000	5,015,143
Sumitomo Mitsui Banking Corporation	0.30	9-25-2020	12,000,000	12,002,182
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.18%) ±	0.37	1-21-2021	10,000,000	9,999,398
Sumitomo Mitsui Trust NY	0.30	9-1-2020	8,000,000	8,001,116
Sumitomo Mitsui Trust NY	0.30	9-4-2020	10,000,000	10,001,477
Sumitomo Mitsui Trust NY	0.30	9-16-2020	15,000,000	15,002,583
Sumitomo Mitsui Trust NY	0.30	10-9-2020	5,000,000	5,000,971
Svenska Handelsbanken (3 Month LIBOR +0.16%) ±	0.43	10-16-2020	7,000,000	7,002,553
Toronto Dominion Bank	1.30	11-27-2020	5,000,000	5,017,837
Toronto Dominion Bank	1.30	12-30-2020	3,000,000	3,013,514
Toronto Dominion Bank	1.30	2-26-2021	5,000,000	5,030,547
UBS AG Stamford Branch (1 Month LIBOR +1.25%) ±	1.41	11-3-2020	10,000,000	10,028,444
UBS AG Stamford Branch (1 Month LIBOR +1.25%) ±	1.44	2-10-2021	7,000,000	7,037,909

Total Certificates of Deposit (Cost $279,005,152)				279,333,751

Commercial Paper: 36.16%

Asset-Backed Commercial Paper: 21.66%
Alpine Securitization LLC (3 Month LIBOR +0.08%) 144A±	0.46	11-19-2020	10,000,000	10,000,874
Anglesea Funding LLC 144A	0.20	11-25-2020	15,000,000	15,003,116
Anglesea Funding LLC 144A(z)	0.22	8-3-2020	11,000,000	10,999,881
Anglesea Funding LLC 144A(z)	0.29	10-1-2020	5,000,000	4,998,166
Anglesea Funding LLC 144A(z)	0.30	9-1-2020	5,000,000	4,999,231
Anglesea Funding LLC (1 Month LIBOR +0.45%) 144A±	0.62	10-26-2020	5,000,000	5,001,516
Anglesea Funding LLC (1 Month LIBOR +0.55%) 144A±	0.73	10-21-2020	10,000,000	10,003,996
Antalis SA 144A(z)	0.28	10-15-2020	5,000,000	4,997,942
Atlantic Asset Securization Corporation (z)	1.36	8-4-2020	7,000,000	6,999,930
Bedford Row Funding Corporation (3 Month LIBOR +0.09%) 144A±	0.37	10-7-2020	7,000,000	7,001,368
Bedford Row Funding Corporation (3 Month LIBOR +0.13%) 144A±	0.49	11-24-2020	3,000,000	3,001,191
Bennington Sark Cap Company 144A(z)	0.20	8-13-2020	20,000,000	19,999,162
Chesham Finance Limited 144A(z)	0.10	8-3-2020	10,000,000	9,999,892
Chesham Finance Limited 144A(z)	0.10	8-3-2020	10,000,000	9,999,892
Collateralized Commercial Paper V Company LLC (z)	0.25	8-7-2020	8,000,000	7,999,798
Collateralized Commercial Paper V Company LLC (z)	0.25	8-12-2020	5,000,000	4,999,772
Collateralized Commercial Paper V Company LLC (3 Month LIBOR +0.05%) ±	0.29	10-27-2020	10,000,000	10,000,699
Collateralized Commercial Paper V Company LLC (3 Month LIBOR +0.10%) ±	0.41	9-28-2020	5,000,000	5,001,145
Columbia Funding Company 144A(z)	0.30	10-22-2020	5,000,000	4,996,830
Concord Minutemen Capital Company 144A(z)	0.26	8-10-2020	17,000,000	16,999,694
Concord Minutemen Capital Company 144A(z)	0.30	8-24-2020	6,000,000	5,999,508
Concord Minutemen Capital Company 144A(z)	0.32	9-1-2020	8,000,000	7,998,933
CRC Funding LLC 144A(z)	1.26	10-9-2020	4,000,000	3,998,390

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Crown Point Capital Company 144A(z)	1.26%	10-15-2020	$7,000,000	$6,996,734
Crown Point Capital Company 144A(z)	1.76	8-3-2020	10,000,000	9,999,892
Glencove Funding LLC 144A	0.20	1-14-2021	5,000,000	4,997,058
Great Bridge Capital Company LLC 144A(z)	0.28	8-6-2020	8,000,000	7,999,880
Great Bridge Capital Company LLC 144A(z)	0.28	10-28-2020	10,000,000	9,995,575
Institutional Secured Funding LLC 144A(z)	0.25	8-3-2020	2,000,000	1,999,968
Institutional Secured Funding LLC 144A(z)	0.25	8-7-2020	11,000,000	10,999,529
Ionic Capital Management LLC (z)	0.44	10-8-2020	4,500,000	4,496,904
Kells Funding LLC 144A(z)	0.25	9-11-2020	12,000,000	11,999,076
Kells Funding LLC 144A(z)	0.25	10-8-2020	10,000,000	9,996,531
Lexington Parker Capital Company LLC 144A(z)	0.28	10-23-2020	3,000,000	2,998,418
Lexington Parker Capital Company LLC 144A(z)	0.28	10-26-2020	20,000,000	19,988,980
Lexington Parker Capital Company LLC (z)	0.29	10-20-2020	12,000,000	11,993,952
Lexington Parker Capital Company LLC 144A(z)	0.33	8-10-2020	5,000,000	4,999,808
Lexington Parker Capital Company LLC 144A(z)	0.37	9-8-2020	5,000,000	4,999,014
LMA Americas LLC (z)	0.23	10-6-2020	6,000,000	5,997,599
LMA Americas LLC 144A(z)	0.32	9-10-2020	8,000,000	7,997,968
Mackinac Funding Company LLC 144A(z)	0.34	10-8-2020	6,000,000	5,996,550
Mackinac Funding Company LLC 144A(z)	0.36	10-13-2020	7,000,000	6,995,683
Mackinac Funding Company LLC 144A(z)	0.36	10-20-2020	4,000,000	3,997,300
Manhattan Asset Funding Company LLC 144A(z)	0.16	8-21-2020	6,000,000	5,999,580
Matchpoint Finance plc 144A(z)	0.10	8-3-2020	20,000,000	19,999,832
Mountcliff Funding LLC 144A(z)	0.22	8-6-2020	5,000,000	4,999,892
Mountcliff Funding LLC 144A(z)	0.31	10-19-2020	8,000,000	7,994,667
Mountcliff Funding LLC 144A(z)	0.34	9-9-2020	6,000,000	5,998,780
Mountcliff Funding LLC 144A(z)	0.48	8-3-2020	13,000,000	12,999,860
Ridgefield Funding Company 144A(z)	0.31	9-2-2020	15,000,000	14,997,608
Thunder Bay Funding LLC 144A(z)	1.43	10-5-2020	6,000,000	5,998,306

				425,435,870

Financial Company Commercial Paper: 6.26%
Australia & New Zealand Banking Group Limited (1 Month LIBOR +0.05%) 144A±	0.22	8-28-2020	6,000,000	6,000,255
Australia & New Zealand Banking Group Limited (3 Month LIBOR +0.11%) 144A±	0.48	11-27-2020	3,000,000	3,001,035
Banco Santander Chile 144A(z)	0.29	8-4-2020	3,000,000	2,999,903
Bank of Nova Scotia (3 Month LIBOR +0.13%) 144A±	0.58	11-9-2020	4,000,000	4,001,508
Citigroup Global Markets Incorporated 144A(z)	1.31	9-3-2020	8,000,000	7,999,056
Commonwealth Bank of Australia (3 Month LIBOR +0.15%) 144A±	0.45	9-24-2020	7,000,000	7,001,982
Commonwealth Bank of Australia (3 Month LIBOR +0.12%) 144A±	0.57	11-9-2020	6,000,000	6,001,939
DBS Bank Limited 144A(z)	0.17	8-6-2020	8,900,000	8,899,792
Dexia Credit Local SA 144A(z)	0.22	10-19-2020	12,000,000	11,996,347
Dexia Credit Local SA 144A(z)	0.22	12-3-2020	5,000,000	4,996,684
Dexia Credit Local SA 144A(z)	0.23	10-16-2020	7,000,000	6,997,919
Dexia Credit Local SA 144A(z)	0.33	8-18-2020	5,000,000	4,999,725
Federation des Caisses 144A(z)	0.17	9-8-2020	6,000,000	5,999,142
Federation des Caisses 144A(z)	0.22	10-13-2020	5,000,000	4,998,314
Federation des Caisses (3 Month LIBOR +0.10%) 144A±	0.41	9-9-2020	13,000,000	13,001,948
ING US Funding LLC (3 Month LIBOR +0.19%) 144A±	0.49	10-1-2020	7,000,000	7,001,577
National Australia Bank Limited (3 Month LIBOR +0.12%) 144A±	0.43	12-11-2020	7,000,000	7,002,457
National Securities Clearing Corporation 144A(z)	0.17	8-21-2020	5,000,000	4,999,708
National Securities Clearing Corporation 144A(z)	0.17	8-25-2020	5,000,000	4,999,653

				122,898,944

The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other Commercial Paper: 8.24%
BNG Bank NV 144A(z)	0.16%	8-31-2020	$11,000,000	$10,999,024
BNG Bank NV (1 Month LIBOR +0.10%) 144A±	0.26	11-6-2020	5,000,000	4,999,190
Chevron Corporation 144A(z)	1.26	9-15-2020	7,000,000	6,998,918
China International Marine Containers (z)	0.75	8-3-2020	15,000,000	14,999,888
Cofco Capital Corporation (z)	0.25	8-18-2020	3,000,000	2,999,781
Erste Abwicklungsanstalt 144A(z)	0.20	11-5-2020	3,900,000	3,898,119
Erste Abwicklungsanstalt 144A(z)	0.22	10-8-2020	10,000,000	9,997,221
Erste Abwicklungsanstalt 144A(z)	0.22	10-13-2020	10,000,000	9,996,855
Exxon Mobil Corporation (z)	0.50	9-23-2020	6,000,000	5,998,866
Exxon Mobil Corporation (z)	0.82	9-22-2020	7,000,000	6,998,712
Exxon Mobil Corporation (z)	2.12	8-17-2020	10,000,000	9,999,608
GlaxoSmithKline LLC 144A(z)	1.41	8-14-2020	5,000,000	4,999,224
Koch Industries Incorporated (z)	0.22	8-3-2020	9,000,000	8,999,962
Koch Industries Incorporated (z)	0.30	9-21-2020	10,000,000	9,998,194
Nederlandse Waterschapsbank NV 144A(z)	0.19	11-2-2020	16,000,000	15,992,146
Nederlandse Waterschapsbank NV 144A(z)	0.20	10-28-2020	4,000,000	3,998,121
Nederlandse Waterschapsbank NV 144A(z)	0.21	10-8-2020	5,000,000	4,998,246
Nederlandse Waterschapsbank NV 144A(z)	0.22	10-13-2020	10,000,000	9,996,197
Nederlandse Waterschapsbank NV 144A(z)	0.30	10-5-2020	5,000,000	4,998,332
NRW Bank 144A(z)	0.19	10-21-2020	5,000,000	4,998,007
Toyota Credit Canada Incorporated (z)	0.31	11-30-2020	5,000,000	4,994,679

				161,859,290

Total Commercial Paper (Cost $710,069,020)				710,194,104

Municipal Obligations: 23.65%

Arizona: 0.25%

Variable Rate Demand Note ø: 0.25%
Arizona Health Facility Authority Floater Series 2015 XF 2050 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.19	1-1-2037	5,000,000	5,000,000

Arkansas: 0.51%

Variable Rate Demand Note ø: 0.51%
Osceola AR Point Energy Association LLC Project (Water & Sewer Revenue, Goldman Sachs Bank USA LOC)	0.18	4-1-2036	10,000,000	10,000,000

California: 5.41%

Other Municipal Debt: 2.52%
California Department of Water Resources (Water & Sewer Revenue, Bank of America NA SPA)	0.21	8-14-2020	4,000,000	4,000,000
California Department of Water Resources Series 1 (Water & Sewer Revenue, Bank of America NA SPA)	0.21	8-14-2020	6,000,000	6,000,000
Los Angeles County Metropolitan Transportation Authority Series A (Tax Revenue, Barclays Bank LOC)	0.26	8-17-2020	2,000,000	2,000,038
Orange County Municipal Water District Series 94B-T (Water & Sewer Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.25	8-12-2020	7,800,000	7,800,130
San Francisco CA Public Utilities Commission of the City & County Tender Option Bond Trust Receipts/Certificates Series A (Water & Sewer Revenue, Bank of America NA LOC)	0.25	9-17-2020	3,000,000	3,000,196
San Jose CA International Airport Subordinated Series B (Airport Revenue, Bank of America NA LOC)	0.35	8-12-2020	2,000,000	2,000,131
State of California Series B-2 (GO Revenue, Royal Bank of Canada LOC)	0.28	9-10-2020	4,660,000	4,660,207
State of California Series B-2 (GO Revenue, Royal Bank of Canada LOC)	0.33	8-6-2020	3,000,000	3,000,100
State of California Series B-4 (GO Revenue, TD Bank NA LOC)	0.25	8-19-2020	7,000,000	7,000,148

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
State of California Series B-5 (GO Revenue, U.S. Bank NA LOC)	0.40%	8-10-2020	$4,000,000	$4,000,222
State of California Series B-7 (GO Revenue, State Street Bank & Trust Company LOC)	0.30	9-3-2020	3,000,000	3,000,055
University of California Series A (Education Revenue)	0.22	8-7-2020	3,000,000	3,000,017

				49,461,244

Variable Rate Demand Notes ø: 2.89%
California Kindergarten Series A1 (GO Revenue, Citibank NA LOC)	0.11	5-1-2034	6,000,000	6,000,000
California Kindergarten University Public Education Facilities Series 2003-A (GO Revenue, Bank of Montreal LOC)	0.11	5-1-2033	5,000,000	5,000,000
California Tender Option Bond Trust Receipts/Certificates Los Angeles Community College District Series 2016-TXG002 (GO Revenue, Bank of America NA LIQ) 144A	0.58	8-1-2049	5,000,000	5,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Tax Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.38	3-1-2036	1,700,000	1,700,000
San Diego CA Housing Revenue Park and Market Apartments Series A (Housing Revenue, Bank of Tokyo-Mitsubishi LOC)	0.17	6-1-2057	5,000,000	5,000,000
San Francisco CA City & County Apartments Community International Revenue Series C (Airport Revenue, Sumitomo Mitsui Banking LOC)	0.17	5-1-2058	6,000,000	6,000,000
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.55	11-1-2041	8,000,000	8,000,000
San Francisco CA City & County Housing Revenue Block 8 Tower Apartments Series H1 (Housing Revenue, Bank of China LOC)	0.27	11-1-2056	6,000,000	6,000,000
San Francisco CA City & County Housing Revenue Block 8 Tower Apartments Series H2 (Housing Revenue, Bank of China LOC)	0.25	11-1-2056	9,000,000	9,000,000
University of California Revenue Series AL1 (Education Revenue)	0.11	5-15-2048	5,000,000	5,000,000

				56,700,000

Colorado: 1.17%

Variable Rate Demand Notes ø: 1.17%
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	0.27	5-1-2052	17,000,000	17,000,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue) 144A	0.17	1-1-2027	6,000,000	6,000,000

				23,000,000

Delaware: 0.15%

Variable Rate Demand Note ø: 0.15%
Tender Option Bond Trust Receipts Various States Floater Series 2020 TPG015 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.82	2-1-2038	3,000,000	3,000,000

District of Columbia: 0.15%

Other Municipal Debt: 0.15%
District of Columbia (GO Revenue, Barclays Bank LOC) (z)	0.30	9-1-2020	3,000,000	2,999,096

Florida: 0.31%

Variable Rate Demand Note ø: 0.31%
Orlando FL Utilities Commission Series 1 (Utilities Revenue, TD Bank NA SPA)	0.15	10-1-2033	6,000,000	6,000,000

Georgia: 1.63%

Other Municipal Debt: 0.61%
Municipal Election Authority of Georgia (GO Revenue)	0.30	9-29-2020	12,007,000	12,007,393

The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø: 1.02%
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.38%	12-1-2022	$8,000,000	$8,000,000
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.38	12-1-2022	12,000,000	12,000,000

				20,000,000

Idaho: 0.12%

Other Municipal Debt: 0.12%
Idaho Housing Agency (Housing Revenue, Barclays Bank LOC)	0.80	8-4-2020	2,300,000	2,300,130

Illinois: 0.36%

Variable Rate Demand Note ø: 0.36%
Illinois State Finance Authority Revenue Various Northshore University Health System Series B (Health Revenue, JPMorgan Chase & Company SPA)	0.14	8-15-2049	7,000,000	7,000,000

Indiana: 0.51%

Other Municipal Debt: 0.51%
Indiana State Finance Authority Trinity Health Credit Group Series D-2 (Miscellaneous Revenue)	0.21	8-18-2020	10,000,000	9,999,852

Kentucky: 0.20%

Variable Rate Demand Note ø: 0.20%
Daviess County KY Waste Disposal Facility Revenue Scott Paper Company Project B (Industrial Development Revenue)	0.19	12-1-2023	4,000,000	4,000,000

Maryland: 0.51%

Other Municipal Debt: 0.51%
Montgomery County MD BAN Series 2009A (GO Revenue, JPMorgan Chase & Company LIQ)	0.20	8-25-2020	10,000,000	10,000,137

Massachusetts: 0.15%

Other Municipal Debt: 0.15%
Massachusetts Educational Financing Authority Series A (Education Revenue, Royal Bank of Canada LOC)	0.25	9-10-2020	3,000,000	3,000,067

Michigan: 0.33%

Variable Rate Demand Note ø: 0.33%
Michigan State Housing Development AMT Refunding Bond Series B (Housing Revenue, Industrial & Commercial Bank of China Limited SPA)	0.29	6-1-2038	6,510,000	6,510,000

Minnesota: 0.32%

Variable Rate Demand Note ø: 0.32%
Taxable Municipal Funding Trust Various States Series 2019-019 (Utilities Revenue, Barclays Bank plc LOC) 144A	0.56	11-26-2020	6,285,000	6,285,000

Missouri: 0.20%

Variable Rate Demand Note ø: 0.20%
Missouri HEFA Series 2018E (Health Revenue)	0.14	6-1-2036	3,925,000	3,925,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Hampshire: 0.56%

Variable Rate Demand Note ø: 0.56%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	0.38%	10-1-2028	$11,000,000	$11,000,000

New Jersey: 1.00%

Variable Rate Demand Notes ø: 1.00%
Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	0.29	4-1-2047	10,000,000	10,000,000
Tender Option Bond Trust Receipts Series 2017-XI0052 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.19	6-15-2042	9,725,000	9,725,000

				19,725,000

New York: 4.32%

Other Municipal Debt: 1.33%
Long Island Power Authority Series 2015-GR1A (Utilities Revenue, TD Bank NA LOC)	0.16	9-1-2020	3,000,000	3,000,000
Long Island Power Authority Series 2015-GR5A (Utilities Revenue)	0.21	8-5-2020	10,000,000	10,000,014
New York Dormitory Authority Personal Income Tax Revenue Series B (Tax Revenue)	5.00	3-31-2021	8,000,000	8,255,183
Port Authority of NY & NJ Series C (Airport Revenue)	0.45	10-15-2020	1,780,000	1,780,074
Port Authority of NY & NJ Series C (Airport Revenue)	0.50	9-24-2020	2,000,000	2,000,089
Port Authority of NY & NJ Series C (Airport Revenue)	0.55	9-3-2020	1,000,000	1,000,093

				26,035,453

Variable Rate Demand Notes ø: 2.99%
Metropolitan Transportation Authority Revenue Series 2012G (Transportation Revenue, Barclays Bank plc LOC)	0.14	11-1-2032	8,000,000	8,000,000
New York City NY Transitional Finance Authority Revenue Variable Subordinate Bonds Future Tax Secured Fiscal 2018 Series C-6 (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.19	5-1-2047	5,000,000	5,000,000
New York HFA 222 East 44th Street Series B (Housing Revenue, Bank of China LOC)	0.22	5-1-2050	3,000,000	3,000,000
New York NY Adjusted Fiscal 2017 Subordinate Bonds Series A-4 (GO Revenue, Citibank NA LOC)	0.14	8-1-2044	12,000,000	12,000,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB-2 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	0.14	6-15-2049	4,000,000	4,000,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.16	8-1-2043	6,000,000	6,000,000
New York State Housing Finance Agency (Housing Revenue, FHLMC LIQ)	0.24	11-1-2036	4,500,000	4,500,000
New York State Mortgage Agency Homeowner Mortgage Revenue Taxable Variable Series 216 (Housing Revenue, Barclays Bank plc SPA)	0.17	10-1-2048	9,200,000	9,200,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-008 (GO Revenue, Barclays Bank plc LOC) 144A	0.56	5-1-2024	7,000,000	7,000,000

				58,700,000

North Carolina: 0.31%

Variable Rate Demand Note ø: 0.31%
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue, JPMorgan Chase & Company SPA)	0.18	11-1-2034	6,000,000	6,000,000

The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 0.20%

Variable Rate Demand Note ø: 0.20%
Tender Option Bond Trust Receipts Various States Floaters Series 2020-TPG017 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.54%	12-1-2049	$3,875,000	$3,875,000

Oregon: 0.10%

Variable Rate Demand Note ø: 0.10%
Portland OR Portland International Airport (Airport Revenue, Bank of China LOC)	0.25	7-1-2026	2,000,000	2,000,000

Other: 1.78%

Variable Rate Demand Notes ø: 1.78%
JPMorgan Chase Puttable Tax-Exempt Recaipts/Derivative Inverse Tax-Exempt Receipts Trust Various Series5039 (JPMorgan Chase & Company LIQ, JPMorgan Chase & Company LOC)	0.42	11-16-2022	15,000,000	15,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2019-014 (GO Revenue, Barclays Bank plc LOC) 144A	0.56	9-1-2027	20,000,000	20,000,000

				35,000,000

Texas: 2.85%

Other Municipal Debt: 2.04%
Dallas Fort Worth TX International Airport Series I (Airport Revenue)	0.65	8-28-2020	2,000,000	1,999,982
Dallas Fort Worth TX International Airport Series I (Airport Revenue)	0.65	9-8-2020	2,000,000	2,000,252
Harris County TX Flood Control District Series H (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.25	9-17-2020	10,000,000	9,999,868
Texas PFA (Miscellaneous Revenue)	0.45	8-4-2020	3,000,000	3,000,118
Texas Tax & Revenue Anticipation Notes (GO Revenue)	4.00	8-27-2020	9,000,000	9,023,083
University of Texas Permanent University Fund (Education Revenue)	0.14	9-3-2020	11,000,000	11,000,000
University of Texas Permanent University Fund Series A (Education Revenue)	0.17	8-12-2020	3,000,000	3,000,030

				40,023,333

Variable Rate Demand Notes ø: 0.81%
Gulf Coast TX IDA ExxonMobil Project Series 2012 (Industrial Development Revenue)	0.14	11-1-2041	12,000,000	12,000,000
University of Texas Permanent University Funding System Series A (Education Revenue)	0.13	7-1-2037	4,000,000	4,000,000

				16,000,000

Virginia: 0.25%

Other Municipal Debt: 0.25%
Staunton City VA IDA Series 8-A1 (Industrial Development Revenue, Bank of America NA LOC)	0.21	8-6-2020	5,000,000	4,999,984

Total Municipal Obligations (Cost $464,520,211)				464,546,689

Closed End Municipal Bond Fund Obligations: 0.67%
Invesco Dynamic Credit Opportunities Fund Variable Rate Demand Preferred Shares Series W-7 (60 shares) 0.36% 144A§øø			6,000,000	6,000,000
Nuveen Short Duration Credit Opportunities Fund Taxable Fund Preferred Shares Series A (7,000 shares) 0.36% 144Aø			7,000,000	7,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $13,000,000)				13,000,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other Instruments: 0.78%
Altoona Blair County Development Corporation 144A§øø	0.22%	4-1-2035	$12,000,000	$12,000,000
Morris Family Insurance Trust §øø	0.22	10-1-2059	3,350,000	3,350,000

Total Other Instruments (Cost $15,350,000)				15,350,000

Other Notes: 0.92%

Corporate Bonds and Notes: 0.92%
American Association of Retired Persons §	0.17	5-1-2031	5,000,000	5,000,000
Cellmark Incorporated Secured §	0.22	6-1-2038	7,000,000	7,000,000
SSAB AB Series A §øø	0.22	6-1-2035	6,000,000	5,000,000

Total Other Notes (Cost $18,000,000)				18,000,000

Repurchase Agreements: ^^8.27%
Credit Agricole, dated 7-31-2020, maturity value $42,375,353 (1)	0.10	8-3-2020	42,375,000	42,375,000
Standard Charted Bank, dated 7-31-2020, maturity value $120,001,000 (2)	0.10	8-3-2020	120,000,000	120,000,000

Total Repurchase Agreements (Cost $162,375,000)				162,375,000

Treasury Debt: 14.92%
U.S. Cash Management Bill (z)	0.15	10-27-2020	30,000,000	29,993,259
U.S. Cash Management Bill (z)	0.15	10-20-2020	28,000,000	27,994,540
U.S. Cash Management Bill (z)	0.16	12-15-2020	15,000,000	14,994,417
U.S. Cash Management Bill (z)	0.17	11-3-2020	24,000,000	23,994,174
U.S. Cash Management Bill (z)	0.18	11-10-2020	22,000,000	21,995,462
U.S. Cash Management Bill (z)	0.25	9-15-2020	26,000,000	25,996,972
U.S. Treasury Bill (z)	0.14	9-17-2020	20,000,000	19,997,626
U.S. Treasury Bill (z)	0.15	11-5-2020	20,000,000	19,995,038
U.S. Treasury Bill (z)	0.16	9-24-2020	20,000,000	19,997,111
U.S. Treasury Bill (z)	0.16	11-19-2020	20,000,000	19,993,850
U.S. Treasury Bill (z)	0.16	8-11-2020	20,000,000	19,999,623
U.S. Treasury Bill (z)	0.16	11-27-2020	16,000,000	15,994,587
U.S. Treasury Bill (z)	0.17	12-3-2020	14,000,000	13,994,900
U.S. Treasury Bill (z)	0.19	12-10-2020	18,000,000	17,993,228

Total Treasury Debt (Cost $292,888,068)				292,934,787

Total investments in securities (Cost $1,955,207,451)	99.59%	1,955,734,331

Other assets and liabilities, net	0.41	8,128,139

Total net assets	100.00%	$1,963,862,470

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:
(1)	U.S. government securities, 3.00% to 4.50%, 12-20-2040 to 1-20-2050, fair value including accrued interest is $43,646,250.
(2)	U.S. government securities, 0.00% to 6.25%, 8-13-2020 to 6-20-2050, fair value including accrued interest is $122,499,103.

The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

Abbreviations:

AMT	Alternative minimum tax

BAN	Bond anticipation notes

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

HEFA	Health & Educational Facilities Authority

HFA	Housing Finance Authority

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

PFA	Public Finance Authority

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Statement of assets and liabilities—July 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $1,955,207,451)	$1,955,734,331
Cash	10,752
Receivable for investments sold	7,505,794
Receivable for interest	1,163,377
Prepaid expenses and other assets	42,827

Total assets	1,964,457,081

Liabilities
Payable for Fund shares redeemed	116,450
Management fee payable	165,144
Dividends payable	15,669
Administration fees payable	123,204
Shareholder report expenses payable	74,352
Custody and accounting fees payable	41,953
Shareholder servicing fees payable	34,438
Trustees’ fees and expenses payable	2,543
Accrued expenses and other liabilities	20,858

Total liabilities	594,611

Total net assets	$1,963,862,470

Net assets consist of
Paid-in capital	$1,963,752,340
Total distributable earnings	110,130

Total net assets	$1,963,862,470

Computation of net asset value price per share
Net assets – Administrator Class	$115,281,044
Shares outstanding – Administrator Class[1]	115,188,853
Net asset value per share – Administrator Class	$1.0008
Net assets – Institutional Class	$886,070,252
Shares outstanding – Institutional Class[1]	885,367,000
Net asset value per share – Institutional Class	$1.0008
Net assets – Select Class	$863,036,534
Shares outstanding – Select Class[1]	862,276,211
Net asset value per share – Select Class	$1.0009
Net assets – Service Class	$99,474,640
Shares outstanding – Service Class[1]	99,382,177
Net asset value per share – Service Class	$1.0009

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Statement of operations—six months ended July 31, 2020 (unaudited)

Investment income
Interest	$8,380,807

Expenses
Management fee	1,334,714
Administration fees
Administrator Class	56,239
Institutional Class	342,238
Select Class	141,913
Service Class	61,189
Shareholder servicing fees
Administrator Class	56,235
Service Class	127,470
Custody and accounting fees	59,230
Professional fees	20,145
Registration fees	26,285
Shareholder report expenses	4,658
Trustees’ fees and expenses	9,161
Other fees and expenses	8,340

Total expenses	2,247,817
Less: Fee waivers and/or expense reimbursements
Fund-level	(368,614)
Administrator Class	(2,166)
Select Class	(123,949)
Service Class	(20,221)

Net expenses	1,732,867

Net investment income	6,647,940

Realized and unrealized gains (losses) on investments
Net realized losses on investments	(456,759)
Net change in unrealized gains (losses) on investments	250,025

Net realized and unrealized gains (losses) on investments	(206,734)

Net increase in net assets resulting from operations	$6,441,206

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Statement of changes in net assets

	Six months ended July 31, 2020 (unaudited)		Year ended January 31, 2020

Operations
Net investment income		$6,647,940		$36,632,698
Net realized gains (losses) on investments		(456,759)		34,071
Net change in unrealized gains (losses) on investments		250,025		127,430

Net increase in net assets resulting from operations		6,441,206		36,794,199

Distributions to shareholders from net investment income and net realized gains
Administrator Class		(359,753)		(2,407,953)
Institutional Class		(3,056,560)		(14,579,571)
Select Class		(2,964,195)		(17,436,431)
Service Class		(267,432)		(2,226,786)

Total distributions to shareholders		(6,647,940)		(36,650,741)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	73,145,709	73,187,691	166,638,886	166,722,945
Institutional Class	1,188,567,711	1,189,404,026	1,831,980,290	1,832,914,828
Select Class	1,278,136,580	1,279,268,832	1,684,650,000	1,685,556,431
Service Class	297,652,189	297,880,438	602,544,349	602,908,075

		2,839,740,987		4,288,102,279

Reinvestment of distributions
Administrator Class	342,044	342,233	2,313,623	2,314,813
Institutional Class	3,073,767	3,075,567	14,345,607	14,353,032
Select Class	2,768,022	2,769,922	17,299,112	17,308,618
Service Class	269,432	269,607	2,160,753	2,162,060

		6,457,329		36,138,523

Payment for shares redeemed
Administrator Class	(76,458,479)	(76,494,504)	(186,852,404)	(186,947,329)
Institutional Class	(1,160,527,837)	(1,161,341,749)	(1,509,798,838)	(1,510,574,286)
Select Class	(1,423,862,394)	(1,424,377,743)	(1,431,658,767)	(1,432,436,357)
Service Class	(300,744,893)	(300,975,035)	(652,883,191)	(653,275,838)

		(2,963,189,031)		(3,783,233,810)

Net increase (decrease) in net assets resulting from capital share transactions		(116,990,715)		541,006,992

Total increase (decrease) in net assets		(117,197,449)		541,150,450

Net assets
Beginning of period		2,081,059,919		1,539,909,469

End of period		$1,963,862,470		$2,081,059,919

The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0006	$1.0005	$1.0005	$1.0004	$1.0000	$1.00
Net investment income	0.0032	0.0202	0.0189	0.0096	0.0029	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0002	0.0001	0.0000 [3]	0.0001	0.0004	0.00 [2]

Total from investment operations	0.0034	0.0203	0.0189	0.0097	0.0033	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0032)	(0.0202)	(0.0189)	(0.0096)	(0.0029)	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	0.0000	0.0000	0.00

Total distributions to shareholders	(0.0032)	(0.0202)	(0.0189)	(0.0096)	(0.0029)	(0.00)[2]
Net asset value, end of period	$1.0008	$1.0006	$1.0005	$1.0005	$1.0004	$1.00
Total return[4]	0.35%	2.04%	1.91%	0.97%	0.33%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.36%	0.36%	0.37%	0.38%	0.36%	0.35%
Net expenses	0.33%	0.33%	0.33%	0.33%	0.33%	0.26%
Net investment income	0.64%	2.01%	1.90%	0.96%	0.26%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$115,281	$118,226	$136,126	$109,551	$118,548	$297,396

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0006	$1.0005	$1.0005	$1.0004	$1.0000	$1.00
Net investment income	0.0038	0.0215	0.0202	0.0109	0.0043	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0002	0.0001	0.0000 [3]	0.0001	0.0003	0.00 [2]

Total from investment operations	0.0040	0.0216	0.0202	0.0110	0.0046	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0038)	(0.0215)	(0.0202)	(0.0109)	(0.0042)	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	0.0000	0.0000	0.00

Total distributions to shareholders	(0.0038)	(0.0215)	(0.0202)	(0.0109)	(0.0042)	(0.00)[2]
Net asset value, end of period	$1.0008	$1.0006	$1.0005	$1.0005	$1.0004	$1.00
Total return[4]	0.41%	2.17%	2.04%	1.10%	0.46%	0.09%
Ratios to average net assets (annualized)
Gross expenses	0.24%	0.24%	0.25%	0.26%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.71%	2.09%	2.01%	1.08%	0.37%	0.10%
Supplemental data
Net assets, end of period (000s omitted)	$886,070	$854,736	$517,981	$639,823	$756,218	$5,027,125

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SELECT CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0006	$1.0005	$1.0005	$1.0000	$1.0000	$1.00
Net investment income	0.0042	0.0222	0.0209	0.0116	0.0049	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0003	0.0001	0.0000 [3]	0.0001	0.0004	0.00 [2]

Total from investment operations	0.0045	0.0223	0.0209	0.0117	0.0053	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0042)	(0.0222)	(0.0209)	(0.0116)	(0.0049)	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	0.0000	0.0000	0.00

Total distributions to shareholders	(0.0042)	(0.0222)	(0.0209)	(0.0116)	(0.0049)	(0.00)[2]
Net asset value, end of period	$1.0009	$1.0006	$1.0005	$1.0005	$1.0004	$1.00
Total return[4]	0.46%	2.24%	2.11%	1.17%	0.53%	0.16%
Ratios to average net assets (annualized)
Gross expenses	0.20%	0.20%	0.21%	0.22%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	0.84%	2.18%	2.08%	1.14%	0.44%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$863,037	$1,005,823	$735,332	$717,508	$873,167	$5,595,704

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SERVICE CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0007	$1.0006	$1.0006	$1.0005	$1.0000	$1.00
Net investment income	0.0025	0.0184	0.0171	0.0079	0.0011	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0002	0.0002	0.0001	0.0001	0.0006	0.00 [2]

Total from investment operations	0.0027	0.0186	0.0172	0.0080	0.0017	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0025)	(0.0185)	(0.0172)	(0.0079)	(0.0012)	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	0.0000	0.0000	0.00

Total distributions to shareholders	(0.0025)	(0.0185)	(0.0172)	(0.0079)	(0.0012)	(0.00)[2]
Net asset value, end of period	$1.0009	$1.0007	$1.0006	$1.0006	$1.0005	$1.00
Total return[4]	0.28%	1.87%	1.73%	0.80%	0.17%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.54%	0.54%	0.55%	0.52%	0.52%
Net expenses	0.46%	0.50%	0.50%	0.50%	0.50%	0.28%
Net investment income	0.52%	1.88%	1.71%	0.78%	0.08%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$99,475	$102,275	$150,471	$187,635	$189,632	$1,237,014

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.

Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2020.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Institutional Money Market Funds  |  25

Notes to financial statements (unaudited)

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2020, the aggregate cost of all investments for federal income tax purposes was $1,955,207,451 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$533,410

Gross unrealized losses	(6,530)

Net unrealized gains	$526,880

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Certificates of deposit	$0	$279,333,751	$0	$279,333,751

Commercial paper	0	710,194,104	0	710,194,104

Municipal obligations	0	464,546,689	0	464,546,689

Closed end municipal bond fund obligations	0	13,000,000	0	13,000,000

Other instruments	0	15,350,000	0	15,350,000

Other notes	0	18,000,000	0	18,000,000

Repurchase agreements	0	162,375,000	0	162,375,000

Treasury debt	0	292,934,787	0	292,934,787

Total assets	$0	$1,955,734,331	$0	$1,955,734,331

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2020, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account

Institutional Money Market Funds  |  27

Notes to financial statements (unaudited)

servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Administrator Class	0.10%

Institutional Class	0.08

Select Class	0.04

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.33% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.45% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2020, the Fund’s expenses were capped at 0.50% for Service Class shares.

During the six months ended July 31, 2020, Funds Management also voluntarily waived class-level expenses which represent 0.01% of the average daily net assets (on an annualized basis) of Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

7. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

28  |  Institutional Money Market Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

Institutional Money Market Funds  |  29

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 147 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

30  |  Institutional Money Market Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019 and Interim President of the McKnight Foundation since 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Institutional Money Market Funds  |  31

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 82 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

32  |  Institutional Money Market Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Cash Investment Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Cash Investment Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement (the “WellsCap Sub-Advisory Agreement”) with Wells Capital Management Incorporated (“WellsCap”); and (iii) an investment sub-advisory agreement (the “WellsCap Singapore Sub-Advisory Agreement,” and together with the WellsCap Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with Wells Capital Management Singapore (together with WellsCap, each a “Sub-Adviser” and collectively, the “Sub-Advisers”), each an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Institutional Money Market Funds  |  33

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three-, and five-year periods ended December 31, 2019, and in range of the average investment performance of the Universe for the ten-year period ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three-, and five-year periods ended March 31, 2020, and equal to the average investment performance of the Universe for the ten-year period ended March 31, 2020. The Board also noted that the investment performance of the Fund was in range of its benchmark index, the Lipper Institutional Money Market Fund Index, for all periods ended December 31, 2019.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

34  |  Institutional Money Market Funds

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Institutional Money Market Funds  |  35

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

36  |  Institutional Money Market Funds

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0820-01046 09-20

SA302/SAR302 07-20

Semi-Annual Report

July 31, 2020

Government Money Market Funds

∎	Wells Fargo Government Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Government Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Government Money Market Fund for the six-month period that ended July 31, 2020. Global stock markets tumbled in February and March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to offset much of the losses as central banks attempted to bolster capital markets and confidence. Fixed-income markets generally performed well, with the exception of high-yield bonds, as U.S. bonds overall achieved modest gains. U.S. and emerging market equities outperformed international developed market equities over the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 2.42% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 4.47%. The MSCI EM Index (Net)3 gained 3.08%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.69%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.29%, the Bloomberg Barclays Municipal Bond Index6 returned 1.96%, and the ICE BofA U.S. High Yield Index7 lost 0.23%.

Concerns about the coronavirus took over the market.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year U.S. Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, causing the price of West Texas Intermediate crude oil to plummet.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)

The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index, a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

In May, the equity market rebound continued, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive powerful well-known technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with both U.S. and U.K. retail sales rebounding substantially in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits due to expire at the end of July. However, unemployment remained in the double digits, easing somewhat from 14.7% in April to 11.1% in June. During June, numerous states reported alarming increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank by 9.5% and 12.1% in the U.S. and eurozone, respectively, from the previous quarter. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained historically high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector

“The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system.”

“Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine.”

Government Money Market Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections. Despite the ongoing promise of positive early-stage vaccine trial results, economic activity could be held back by the continued spread of the virus and the end of a widely received $600-a-week bonus unemployment benefit in late July.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Government Money Market Funds

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Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2020

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class A (WFGXX)	11-8-1999	0.78	0.70	0.35	0.61	0.60

Administrator Class (WGAXX)	7-31-2003	0.95	0.88	0.45	0.34	0.34

Institutional Class (GVIXX)	7-28-2003	1.07	1.01	0.51	0.22	0.20

Select Class (WFFXX)[3]	6-30-2015	1.13	1.06	0.54	0.18	0.14

Service Class (NWGXX)	11-16-1987	0.84	0.76	0.39	0.51	0.50

Sweep Class[4]	7-31-2020	0.57	0.35	(0.11)	0.77	0.77

Yield summary (%) as of July 31, 20202

	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class

7-day current yield	0.01	0.01	0.04	0.10	0.01	0.00

7-day compound yield	0.01	0.01	0.04	0.10	0.01	0.00

30-day simple yield	0.01	0.01	0.05	0.11	0.01	0.00

30-day compound yield	0.01	0.01	0.05	0.11	0.01	0.00

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

6  |  Government Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2020[5]

Effective maturity distribution as of July 31, 2020[5]

Weighted average maturity as of July 31, 2020[6]

40 days

Weighted average life as of July 31, 2020[7]

99 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class, 0.50% for Service Class, and 0.77% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been -0.36%, -0.10%, 0.02%, 0.06%, -0.27%, 0.00% for Class A, Administrator Class, Institutional Class, Select Class, Service Class, and Sweep Class respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher.

[4]

Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to Sweep Class shares.

[5]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[6]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[7]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2020	Ending account value 7-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,001.22	$1.89	0.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	$1.91	0.38%

Administrator Class

Actual	$1,000.00	$1,001.66	$1.44	0.29%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	$1.46	0.29%

Institutional Class

Actual	$1,000.00	$1,002.12	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%

Select Class

Actual	$1,000.00	$1,002.42	$0.70	0.14%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70	0.14%

Service Class

Actual	$1,000.00	$1,001.36	$1.74	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76	0.35%

Sweep Class

Actual	$1,000.00	$1,000.00	$0.00	0.00%

Hypothetical (5% return before expenses)	$1,000.00	$1,000.00	$0.00	0.00%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt: 23.85%
FFCB (1 Month LIBOR +0.03%) ±	0.20%	8-25-2020	$150,000,000	$149,999,541
FFCB (1 Month LIBOR +0.04%) ±	0.21	2-11-2021	175,000,000	175,000,000
FFCB (1 Month LIBOR +0.08%) ±	0.24	3-29-2021	250,000,000	249,994,367
FFCB (3 Month LIBOR -0.07%) ±	0.25	12-7-2020	25,000,000	24,999,659
FFCB (3 Month LIBOR -0.06%) ±	0.26	3-15-2021	75,000,000	74,998,187
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.16%) ±	0.27	1-19-2021	73,500,000	73,493,275
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	0.33	2-2-2021	300,000,000	299,994,069
FFCB (1 Month LIBOR -0.07%) ±	0.11	9-16-2020	250,000,000	249,945,109
FFCB (1 Month LIBOR -0.05%) ±	0.12	8-27-2020	25,000,000	24,999,412
FFCB (3 Month LIBOR -0.14%) ±	0.13	10-29-2020	50,000,000	49,991,853
FFCB (1 Month LIBOR -0.02%) ±	0.14	8-5-2020	140,000,000	139,999,785
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	0.16	10-21-2020	100,000,000	99,998,931
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.16	8-6-2020	150,000,000	149,999,982
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.16	9-4-2020	150,000,000	149,999,409
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.17	10-15-2020	100,000,000	99,999,012
FFCB (U.S. SOFR +0.07%) ±	0.17	8-20-2021	42,000,000	42,000,000
FFCB (1 Month LIBOR +0.01%) ±	0.18	11-27-2020	100,000,000	99,999,215
FFCB (1 Month LIBOR +0.00%) ±	0.18	7-16-2021	20,000,000	19,978,591
FFCB (U.S. SOFR +0.08%) ±	0.18	6-10-2021	40,000,000	40,000,000
FFCB (3 Month LIBOR -0.08%) ±	0.20	1-15-2021	75,300,000	75,300,038
FFCB (1 Month LIBOR +0.02%) ±	0.20	6-14-2021	295,855,000	295,832,997
FFCB (1 Month LIBOR +0.01%) ±	0.20	8-19-2020	250,000,000	249,999,213
FFCB (U.S. SOFR +0.10%) ±	0.20	5-7-2021	84,000,000	84,000,000
FFCB (1 Month LIBOR +0.03%) ±	0.20	12-14-2020	50,000,000	49,999,258
FFCB (3 Month LIBOR -0.13%) ±	0.20	9-4-2020	115,000,000	115,000,000
FFCB (1 Month LIBOR +0.02%) ±	0.20	9-9-2020	100,000,000	99,993,666
FFCB (3 Month LIBOR -0.10%) ±	0.21	12-28-2020	235,000,000	234,996,286
FFCB (1 Month LIBOR +0.04%) ±	0.21	6-3-2021	50,000,000	50,006,778
FFCB (1 Month LIBOR +0.04%) ±	0.21	1-26-2021	35,000,000	34,997,823
FFCB (1 Month LIBOR +0.03%) ±	0.21	7-13-2021	300,000,000	299,991,529
FFCB (1 Month LIBOR +0.04%) ±	0.21	2-1-2021	133,000,000	132,994,839
FFCB (1 Month LIBOR +0.03%) ±	0.21	5-20-2021	37,500,000	37,498,101
FFCB (1 Month LIBOR +0.04%) ±	0.21	1-28-2021	207,500,000	207,500,071
FFCB (1 Month LIBOR +0.04%) ±	0.21	1-11-2021	89,500,000	89,498,012
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.11%) ±	0.22	12-28-2020	84,000,000	83,993,257
FFCB (1 Month LIBOR +0.04%) ±	0.22	12-16-2020	300,000,000	299,996,678
FFCB (U.S. SOFR +0.12%) ±	0.22	6-11-2021	445,000,000	444,922,768
FFCB (3 Month LIBOR -0.12%) ±	0.23	11-30-2020	75,000,000	75,000,000
FFCB (U.S. SOFR +0.13%) ±	0.23	2-11-2022	173,400,000	173,127,484
FFCB (3 Month LIBOR -0.08%) ±	0.23	9-15-2021	50,000,000	49,992,897
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.13%) ±	0.24	2-8-2021	100,000,000	99,969,051
FFCB (1 Month LIBOR +0.07%) ±	0.24	1-8-2021	300,000,000	299,982,065
FFCB (1 Month LIBOR +0.07%) ±	0.24	4-29-2021	225,000,000	224,993,411
FFCB (1 Month LIBOR +0.07%) ±	0.24	12-28-2020	250,000,000	250,000,000
FFCB (U.S. SOFR +0.14%) ±	0.24	9-24-2021	240,000,000	240,000,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	0.25	9-17-2021	29,600,000	29,547,112
FFCB (1 Month LIBOR +0.08%) ±	0.25	7-8-2021	225,000,000	224,987,584
FFCB (1 Month LIBOR +0.07%) ±	0.25	6-24-2021	323,000,000	322,988,195
FFCB (1 Month LIBOR +0.08%) ±	0.25	5-27-2021	300,000,000	299,992,757
FFCB (1 Month LIBOR +0.08%) ±	0.25	8-25-2021	150,000,000	150,000,000
FFCB (1 Month LIBOR +0.09%) ±	0.25	5-4-2021	75,000,000	75,000,000
FFCB (3 Month LIBOR -0.13%) ±	0.26	11-16-2020	130,000,000	129,997,908
FFCB (1 Month LIBOR +0.10%) ±	0.26	8-5-2021	130,000,000	130,000,000
FFCB (1 Month LIBOR +0.09%) ±	0.27	9-13-2021	90,000,000	90,000,000
FFCB (U.S. SOFR +0.17%) ±	0.27	3-15-2022	200,000,000	199,999,985
FFCB (3 Month LIBOR -0.03%) ±	0.28	9-27-2021	75,000,000	74,996,565

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FFCB (1 Month LIBOR +0.11%) ±	0.28%	3-25-2021	$200,000,000	$199,987,180
FFCB (1 Month LIBOR +0.10%) ±	0.28	9-9-2021	144,000,000	144,017,469
FFCB (1 Month LIBOR +0.11%) ±	0.29	9-24-2021	14,140,000	14,133,940
FFCB (U.S. SOFR +0.19%) ±	0.29	11-18-2021	181,000,000	181,000,000
FFCB (U.S. SOFR +0.19%) ±	0.29	7-14-2022	100,000,000	100,000,000
FFCB (z)	0.29	9-15-2020	50,000,000	49,982,681
FFCB (z)	0.29	2-22-2021	100,000,000	99,836,472
FFCB (3 Month LIBOR -0.21%) ±	0.30	8-6-2020	16,500,000	16,499,901
FFCB (U.S. SOFR +0.20%) ±	0.30	4-22-2022	181,500,000	181,058,871
FFCB (3 Month LIBOR +0.01%) ±	0.32	9-20-2021	38,600,000	38,607,934
FFCB (z)	0.32	11-16-2020	98,000,000	97,908,533
FFCB (3 Month LIBOR +0.01%) ±	0.32	9-13-2021	19,600,000	19,612,322
FFCB (1 Month LIBOR +0.16%) ±	0.33	7-1-2021	60,000,000	60,018,267
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.24%) ±	0.34	8-20-2021	225,000,000	224,990,688
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.24%) ±	0.35	8-2-2021	150,000,000	150,000,000
FFCB (z)	0.35	3-9-2021	50,000,000	49,894,028
FFCB (z)	0.36	3-15-2021	200,000,000	199,552,000
FFCB (U.S. Treasury 3 Month Bill Money Market Yield +0.26%) ±	0.37	5-17-2021	98,700,000	98,684,492
FFCB (z)	0.37	10-13-2020	180,000,000	179,869,834
FFCB (3 Month LIBOR -0.08%) ±	0.37	8-10-2021	100,000,000	99,995,930
FFCB (3 Month LIBOR -0.06%) ±	0.38	5-13-2021	25,000,000	24,999,269
FFCB (U.S. SOFR +0.28%) ±	0.38	10-1-2021	200,000,000	200,000,000
FFCB (U.S. SOFR +0.29%) ±	0.39	4-23-2021	200,000,000	200,000,000
FFCB (U.S. SOFR +0.29%) ±	0.39	6-25-2021	200,000,000	200,000,000
FFCB (U.S. SOFR +0.30%) ±	0.40	7-2-2021	250,000,000	250,000,000
FFCB (z)	0.40	9-2-2020	55,000,000	54,981,667
FFCB (z)	0.40	12-15-2020	25,000,000	24,962,778
FFCB (z)	0.40	12-22-2020	33,000,000	32,948,300
FFCB (z)	0.40	3-10-2021	200,000,000	199,513,333
FFCB (z)	0.40	3-18-2021	200,000,000	199,495,556
FFCB (z)	0.40	3-19-2021	50,000,000	49,873,333
FFCB (U.S. SOFR +0.32%) ±	0.42	1-12-2022	125,000,000	125,000,000
FFCB (z)	0.44	3-25-2021	300,000,000	299,142,000
FFCB (z)	0.44	3-25-2021	200,000,000	199,428,000
FFCB (z)	0.46	1-12-2021	75,000,000	74,844,750
FFCB (z)	0.46	1-20-2021	50,000,000	49,891,389
FFCB (z)	0.46	1-25-2021	50,000,000	49,888,194
FFCB (z)	0.46	2-11-2021	50,000,000	49,877,333
FFCB (U.S. SOFR +0.38%) ±	0.48	4-22-2022	365,000,000	365,000,000
FFCB (z)	0.48	11-12-2020	75,000,000	74,899,000
FFCB (z)	0.49	2-17-2021	201,000,000	200,455,665
FFCB (z)	0.52	9-8-2020	42,200,000	42,178,056
FFCB (z)	0.52	9-29-2020	200,000,000	199,835,333
FFCB (z)	0.52	10-27-2020	300,000,000	299,631,666
FFCB (z)	0.52	10-30-2020	200,000,000	199,745,778
FFCB (z)	0.52	11-27-2020	400,000,000	399,329,777
FFCB (z)	0.52	12-11-2020	50,000,000	49,906,111
FFCB (z)	0.53	11-18-2020	50,000,000	49,921,236
FFCB (z)	0.55	3-16-2021	150,000,000	149,484,375
FFCB (z)	0.60	10-5-2020	110,000,000	109,884,150
FFCB (3 Month LIBOR -0.07%) ±	0.62	2-1-2021	50,000,000	49,999,009
FFCB	0.70	4-12-2021	161,200,000	161,503,358
FFCB (z)	0.81	12-14-2020	125,000,000	124,630,556
FFCB (z)	1.06	9-8-2020	44,000,000	43,953,800
FFCB (z)	1.54	1-27-2021	67,000,000	66,499,287
FFCB (z)	1.54	2-2-2021	15,000,000	14,884,100

The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FFCB (z)	1.55%	8-14-2020	$42,000,000	$41,980,301
FFCB (z)	1.55	1-26-2021	30,000,000	29,775,600
FFCB (z)	1.57	8-3-2020	50,000,000	50,000,000
FFCB (z)	1.61	10-26-2020	150,000,000	149,447,000
FFCB (z)	1.64	10-19-2020	50,000,000	49,826,750
FFCB (z)	1.65	11-30-2020	28,000,000	27,850,060
FHLB (U.S. SOFR +0.03%) ±	0.13	8-5-2020	207,000,000	207,000,000
FHLB (U.S. SOFR +0.03%) ±	0.13	11-6-2020	137,000,000	137,000,000
FHLB (3 Month LIBOR -0.11%) ±	0.14	1-25-2021	50,000,000	50,000,186
FHLB (1 Month LIBOR -0.03%) ±	0.14	3-26-2021	240,000,000	239,946,952
FHLB (3 Month LIBOR -0.13%) ±	0.14	4-14-2021	225,000,000	225,000,000
FHLB (U.S. SOFR +0.05%) ±	0.15	9-28-2020	420,000,000	420,000,000
FHLB (1 Month LIBOR -0.03%) ±	0.15	2-11-2021	500,000,000	499,962,567
FHLB (1 Month LIBOR -0.03%) ±	0.15	2-12-2021	163,000,000	162,975,691
FHLB (1 Month LIBOR -0.03%) ±	0.15	3-24-2021	125,000,000	124,972,962
FHLB (U.S. SOFR +0.05%) ±	0.15	1-28-2021	260,000,000	260,000,000
FHLB (3 Month LIBOR -0.12%) ±	0.15	4-30-2021	200,000,000	200,000,000
FHLB (1 Month LIBOR -0.01%) ±	0.16	5-3-2021	83,800,000	83,783,655
FHLB (1 Month LIBOR +0.00%) ±	0.17	10-26-2020	268,800,000	268,799,126
FHLB (3 Month LIBOR -0.14%) ±	0.17	12-18-2020	14,010,000	14,006,469
FHLB (U.S. SOFR +0.08%) ±	0.18	6-11-2021	713,000,000	712,834,940
FHLB (U.S. SOFR +0.08%) ±	0.18	3-4-2021	648,000,000	647,972,347
FHLB (1 Month LIBOR +0.01%) ±	0.18	9-28-2021	425,000,000	425,000,000
FHLB (U.S. SOFR +0.09%) ±	0.19	9-11-2020	779,000,000	779,001,700
FHLB (1 Month LIBOR +0.00%) ±	0.19	11-20-2020	109,000,000	108,971,930
FHLB (U.S. SOFR +0.09%) ±	0.19	12-4-2020	154,000,000	153,994,745
FHLB (1 Month LIBOR +0.02%) ±	0.19	7-14-2021	50,000,000	50,000,000
FHLB	0.20	1-19-2021	200,000,000	200,001,208
FHLB (1 Month LIBOR +0.02%) ±	0.21	3-19-2021	101,000,000	101,014,163
FHLB (U.S. SOFR +0.11%) ±	0.21	12-10-2020	300,000,000	300,000,000
FHLB (U.S. SOFR +0.12%) ±	0.22	2-10-2022	48,000,000	48,000,000
FHLB (3 Month LIBOR -0.10%) ±	0.22	9-13-2021	48,535,000	48,486,560
FHLB (U.S. SOFR +0.12%) ±	0.22	12-11-2020	300,000,000	300,000,000
FHLB (U.S. SOFR +0.12%) ±	0.22	12-15-2020	300,000,000	300,000,000
FHLB (U.S. SOFR +0.13%) ±	0.23	10-16-2020	250,000,000	250,000,000
FHLB (1 Month LIBOR +0.07%) ±	0.25	1-22-2021	192,000,000	192,066,597
FHLB (U.S. SOFR +0.17%) ±	0.27	4-9-2021	189,000,000	189,000,000
FHLB (3 Month LIBOR -0.08%) ±	0.28	8-24-2021	24,520,000	24,541,396
FHLB (z)	0.29	9-1-2020	350,000,000	349,918,236
FHLB (z)	0.30	10-5-2020	100,000,000	99,947,500
FHLB (z)	0.30	10-26-2020	100,000,000	99,930,000
FHLB (U.S. SOFR +0.21%) ±	0.31	9-25-2020	600,000,000	600,026,363
FHLB (U.S. SOFR +0.23%) ±	0.33	9-25-2020	400,000,000	400,000,000
FHLB (U.S. SOFR +0.24%) ±	0.34	12-24-2020	200,000,000	200,000,000
FHLB (U.S. SOFR +0.27%) ±	0.37	7-14-2021	300,000,000	300,000,000
FHLB (U.S. SOFR +0.31%) ±	0.41	9-24-2021	150,000,000	150,000,000
FHLB (z)	0.42	12-14-2020	200,000,000	199,689,667
FHLB (3 Month LIBOR -0.12%) ±	0.44	5-3-2021	200,000,000	200,000,000
FHLB (U.S. SOFR +0.35%) ±	0.45	3-28-2022	50,000,000	50,000,000
FHLB (3 Month LIBOR -0.11%) ±	0.45	8-4-2021	56,040,000	56,069,539
FHLB (z)	0.46	9-9-2020	600,000,000	599,716,848
FHLB (z)	0.92	9-2-2020	100,000,000	99,923,333
FHLB (z)	1.10	8-17-2020	100,000,000	99,957,417
FHLB (z)	1.14	8-3-2020	88,000,000	88,000,000
FHLB	1.50	2-18-2021	25,000,000	24,994,712
FHLB (z)	1.55	8-12-2020	50,000,000	49,980,750

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
FHLB (z)	1.61%	8-4-2020	$50,000,000	$49,997,792
FHLMC (U.S. SOFR +0.04%) ±	0.14	9-10-2020	476,000,000	475,980,011
FHLMC (U.S. SOFR +0.05%) ±	0.15	8-27-2021	190,000,000	189,807,018
FHLMC (U.S. SOFR +0.14%) ±	0.24	4-22-2022	648,000,000	648,000,000
FHLMC (U.S. SOFR +0.19%) ±	0.29	6-3-2022	200,000,000	200,000,000
FHLMC (U.S. SOFR +0.32%) ±	0.42	9-23-2021	250,000,000	250,000,000
FHLMC	1.88	11-17-2020	328,834,000	329,034,032
FNMA (U.S. SOFR +0.07%) ±	0.17	12-11-2020	200,000,000	200,000,000
FNMA (U.S. SOFR +0.10%) ±	0.20	9-7-2021	50,000,000	49,983,348
FNMA (U.S. SOFR +0.17%) ±	0.27	3-9-2022	100,000,000	100,000,000
FNMA (U.S. SOFR +0.18%) ±	0.28	6-3-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.20%) ±	0.30	6-15-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.22%) ±	0.32	3-16-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.23%) ±	0.33	5-6-2022	200,000,000	200,106,658
FNMA (U.S. SOFR +0.27%) ±	0.37	6-24-2021	200,000,000	200,000,000
FNMA (U.S. SOFR +0.30%) ±	0.40	1-27-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.30%) ±	0.40	4-28-2022	300,000,000	300,000,000
FNMA (U.S. SOFR +0.32%) ±	0.42	4-28-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.34%) ±	0.44	1-21-2022	200,000,000	200,000,000
FNMA (U.S. SOFR +0.35%) ±	0.45	10-15-2021	300,000,000	300,000,000
FNMA (U.S. SOFR +0.35%) ±	0.45	4-7-2022	400,000,000	400,000,000
FNMA (U.S. SOFR +0.36%) ±	0.46	1-20-2022	300,000,000	300,000,000
FNMA (U.S. SOFR +0.37%) ±	0.47	3-30-2022	250,000,000	250,000,000
FNMA (U.S. SOFR +0.39%) ±	0.49	4-15-2022	450,000,000	450,000,000
FNMA	1.50	11-30-2020	25,000,000	24,988,198
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	1-20-2027	68,000,000	68,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.18	7-9-2026	56,361,000	56,361,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.18	1-15-2030	14,339,623	14,339,623
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	11-15-2022	13,562,500	13,562,500
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	11-15-2023	17,500,000	17,500,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	11-15-2025	6,600,000	6,600,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	8-15-2026	1,457,504	1,457,504
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	7-19-2027	9,333,333	9,333,333
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	9-20-2027	25,000,000	25,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	3-15-2030	18,000,000	18,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	6-28-2032	28,359,768	28,359,768
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	10-15-2032	20,228,205	20,228,205
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	6-15-2034	16,628,633	16,628,633
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	1-20-2035	12,000,000	12,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	1-20-2035	10,400,000	10,400,000

The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20%	1-20-2035	$9,900,000	$9,900,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	1-20-2035	4,000,000	4,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	4-20-2035	17,500,000	17,500,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	4-20-2035	5,000,000	5,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	4-20-2035	5,000,000	5,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	10-15-2039	14,965,000	14,965,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	10-15-2039	15,000,000	15,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	7-7-2040	19,429,200	19,429,200
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	7-7-2040	8,354,556	8,354,556
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	7-7-2040	14,086,170	14,086,170
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	7-7-2040	10,686,060	10,686,060
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	10-15-2040	7,000,000	7,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	7-15-2026	6,668,000	6,668,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-2-2031	10,932,150	10,932,150
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-2-2031	16,581,900	16,581,900
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-2-2031	12,489,900	12,489,900
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-2-2031	10,927,500	10,927,500
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-2-2031	18,600,000	18,600,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-30-2031	10,857,230	10,857,230
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	12-20-2031	35,000,000	35,000,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	5-15-2033	3,693,205	3,693,205
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	7-5-2038	8,150,000	8,150,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	1-15-2040	11,808,000	11,808,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	1-15-2040	7,872,000	7,872,000
Overseas Private Investment Corporation (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	7-15-2040	19,462,200	19,462,200
Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	8-15-2026	27,401,075	27,401,075
Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-30-2031	4,274,500	4,274,500
Overseas Private Investment Corporation Series 1 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	1-15-2040	19,680,000	19,680,000

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government Agency Debt (continued)
Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20%	10-10-2025	$5,255,190	$5,255,190
Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	9-20-2038	3,773,157	3,773,157
Overseas Private Investment Corporation Series 2 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-30-2031	10,002,330	10,002,330
Overseas Private Investment Corporation Series 2-2 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	7-15-2040	6,846,000	6,846,000
Overseas Private Investment Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	10-10-2025	6,831,747	6,831,747
Overseas Private Investment Corporation Series 3 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	7-15-2026	8,735,080	8,735,080
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	11-15-2033	21,880,342	21,880,342
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	1-20-2035	9,000,000	9,000,000
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-2-2031	3,255,000	3,255,000
Overseas Private Investment Corporation Series 4 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-30-2031	5,813,320	5,813,320
Overseas Private Investment Corporation Series 5 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-30-2031	5,984,300	5,984,300
Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	4-20-2035	8,900,000	8,900,000
Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	7-7-2040	4,760,154	4,760,154
Overseas Private Investment Corporation Series 6 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-30-2031	17,354,470	17,354,470
Overseas Private Investment Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	1-20-2035	2,900,000	2,900,000
Overseas Private Investment Corporation Series 7 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-30-2031	6,839,200	6,839,200
Overseas Private Investment Corporation Series 8 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-30-2031	12,823,500	12,823,500
Overseas Private Investment Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.20	5-15-2030	22,338,000	22,338,000
Overseas Private Investment Corporation Series 9 (U.S. Treasury 3 Month Bill +0.00%) ±§	0.22	9-30-2031	3,982,780	3,982,780

Total Government Agency Debt (Cost $34,034,352,535)				34,034,352,535

Municipal Obligations: 1.14%

California: 0.26%

Variable Rate Demand Notes ø: 0.26%
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Crossing Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13	12-15-2037	64,450,000	64,450,000
California CDA MFHR Bay Vista Meadow Park Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13	11-15-2037	28,920,000	28,920,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, FHLB LOC)	0.21	3-1-2057	28,200,000	28,200,000
California Statewide Community Development Authority Wilshire Court Apartments Series M (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13	5-15-2037	20,290,000	20,290,000

The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Chula Vista CA Teresina Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.12%	5-15-2036	$37,940,000	$37,940,000
Contra Costa County MFHR (Housing Revenue, FNMA LOC, FNMA LIQ)	0.12	10-15-2033	50,000,000	50,000,000
Richmond CA Baycliff Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13	8-15-2037	26,490,000	26,490,000
San Francisco CA City & County RDA (Housing Revenue, FNMA LOC)	0.12	6-15-2034	100,000,000	100,000,000
Santa Cruz CA Redevelopment Agency 1010 Pacific Investers LP Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13	8-15-2035	19,495,000	19,495,000

				375,785,000

Florida: 0.01%

Variable Rate Demand Note ø: 0.01%
Orange County HFA Post Fountains Project (Housing Revenue, FNMA Insured, FNMA LIQ)	0.13	6-1-2025	15,170,000	15,170,000

Louisiana: 0.02%

Variable Rate Demand Notes ø: 0.02%
Louisiana HFA Canterbury House Apartments (Housing Revenue, FNMA LOC)	0.15	9-15-2040	14,220,000	14,220,000
Louisiana Public Facilities Authority MFHR River View Apartments Project (Housing Revenue, FHLMC LOC)	0.13	4-1-2036	11,350,000	11,350,000

				25,570,000

Minnesota: 0.04%

Variable Rate Demand Notes ø: 0.04%
Bloomington MN Presbyterian Homes Project Series 2008 (Health Revenue, FHLMC LIQ)	0.15	7-1-2038	12,935,000	12,935,000
Edina MN Edina Park Plaza Project Series 1999 (Housing Revenue, FHLMC LIQ)	0.13	12-1-2029	4,000,000	4,000,000
Hennepin County Housing & RDA Stone Arch Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.20	4-15-2035	17,215,000	17,215,000
Inver Grove Heights MN Inver Grove Incorporated Project Series 2005 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.15	5-15-2035	16,175,000	16,175,000
Roseville MN Senior Housing Various Refunding Bonds Eaglecrest Project (Housing Revenue, FHLMC LOC)	0.15	7-1-2039	9,075,000	9,075,000

				59,400,000

Nebraska: 0.02%

Variable Rate Demand Note ø: 0.02%
Nebraska Investment Finance Authority Single Family Housing Series F (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.18	3-1-2038	20,155,000	20,155,000

New York: 0.57%

Variable Rate Demand Notes ø: 0.57%
New York HFA 1500 Lexington Avenue Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.15	5-15-2034	18,000,000	18,000,000
New York HFA 316 11th Avenue Housing Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.16	5-15-2041	31,150,000	31,150,000
New York HFA 42/9 Residential Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.16	11-15-2033	26,600,000	26,600,000
New York HFA 55 West 25th Street Series A (Housing Revenue, FNMA LOC)	0.14	11-15-2038	142,100,000	142,100,000

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York HFA 750 6th Avenue Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.16%	5-15-2031	$22,600,000	$22,600,000
New York HFA Eleventh Avenue Housing Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.16	5-15-2041	53,870,000	53,870,000
New York HFA MFHR Second Mortgage Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.14	5-1-2029	51,895,000	51,895,000
New York HFA Saville Housing 2002 Series A (Housing Revenue, FNMA LIQ)	0.14	11-1-2035	55,000,000	55,000,000
New York HFA Theater Row Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.24	11-1-2032	14,800,000	14,800,000
New York HFA Tribeca Pointe LLC Series A (Housing Revenue, FNMA LOC, FHLMC LIQ)	0.16	5-15-2029	29,400,000	29,400,000
New York HFA Tribeca Pointe LLC Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.22	11-15-2029	32,900,000	32,900,000
New York HFA West 23rd Street Series 2002-A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13	5-15-2033	41,700,000	41,700,000
New York HFA Worth Street Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.16	5-15-2033	33,300,000	33,300,000
New York Housing Development Corporation Sierra Series A (Housing Revenue, FNMA LOC)	0.14	3-15-2033	56,000,000	56,000,000
New York NY Housing Development Corporation 89 Murray Street Series A (Housing Revenue, FNMA LOC)	0.14	6-15-2039	44,250,000	44,250,000
New York NY Housing Development Corporation Brittany Development Series A (Housing Revenue, FNMA LOC, FNMA Insured)	0.14	6-15-2029	19,200,000	19,200,000
New York NY Housing Development Corporation Multifamily Rental Housing Lyric Development Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.14	11-15-2031	24,800,000	24,800,000
New York NY Housing Development Corporation Multifamily Rental Housing Westport Development Series A (Housing Revenue, FNMA LOC)	0.14	6-15-2034	65,000,000	65,000,000
New York NY Housing Development Corporation Royal Properties Series A (Housing Revenue, FNMA LOC)	0.12	4-15-2035	20,490,000	20,490,000
New York NY Housing Development Corporation West 89th Street Series A (Housing Revenue, FNMA LOC, FHLMC LIQ)	0.16	11-15-2029	27,000,000	27,000,000
New York State 240 East 39th Street Housing (Housing Revenue, FNMA Insured) (Housing Revenue, FNMA LOC, FNMA LIQ)	0.14	5-15-2030	6,800,000	6,800,000

				816,855,000

Ohio: 0.01%

Variable Rate Demand Note ø: 0.01%
Ohio HFA Mortgage Backed Securities Program Series H (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.17	3-1-2036	15,930,000	15,930,000

Other: 0.11%

Variable Rate Demand Notes ø: 0.11%
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ) ±±	0.27	1-15-2042	36,103,514	36,103,514
FHLMC MFHR Series M006 Class A (Housing Revenue, FHLMC LIQ) ±±	0.27	10-15-2045	12,952,746	12,952,746
FHLMC MFHR Series M028 (Housing Revenue, FHLMC LIQ) 144A	0.21	9-15-2024	44,790,000	44,790,000
Steadfast Crestavilla LLC Series A (Health Revenue, FHLB LOC)	0.22	2-1-2056	40,560,000	40,560,000
Steadfast Crestavilla LLC Series B (Health Revenue, FHLB LOC)	0.22	2-1-2056	27,040,000	27,040,000

				161,446,260

The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 0.02%

Variable Rate Demand Notes ø: 0.02%
Harris County Housing Finance Corporation Lafayette Village Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13%	6-15-2038	$11,915,000	$11,915,000
Texas Department of Housing & Community Affairs Reading Road Apartments Series A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	0.14	7-1-2036	7,450,000	7,450,000
Texas Department of Housing & Community Affairs Windshire Apartments (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13	1-15-2041	10,000,000	10,000,000

				29,365,000

Virginia: 0.02%

Variable Rate Demand Note ø: 0.02%
Alexandria VA Redevelopment & Housing Authority Fairfield Village Square Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13	1-15-2039	21,720,000	21,720,000

Washington: 0.06%

Variable Rate Demand Notes ø: 0.06%
Washington Housing Finance Commission Artspace Everett Lofts Series B (Housing Revenue, FHLB LIQ)	0.13	12-1-2041	2,300,000	2,300,000
Washington Housing Finance Commission Queen Anne Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.13	9-1-2038	27,180,000	27,180,000
Washington Housing Finance Commission Seasons Apartments Project (Housing Revenue, FNMA LOC, FNMA LIQ)	0.20	12-15-2040	20,190,000	20,190,000
Washington Housing Finance Commission Vintage Spokane Project Series A (Miscellaneous Revenue, FNMA LOC, FNMA LIQ)	0.13	8-15-2040	16,295,000	16,295,000
Washington Housing Finance Commission Multifamily Fairwinds Redmond Senior Living Apartments Project (Housing Revenue, FHLB LOC)	0.13	7-1-2041	19,250,000	19,250,000

				85,215,000

Total Municipal Obligations (Cost $1,626,611,260)				1,626,611,260

Other Instruments: 0.16%
ASC Admiral Way LLC §øø	0.22	8-1-2056	22,270,000	22,270,000
ASC Mercer Island LLC §øø	0.22	6-1-2057	33,900,000	33,900,000
Brandon Place Partners Series 2018 §øø	0.22	12-1-2058	15,335,000	15,335,000
Hacienda Senior Villas Series C §øø	0.22	12-1-2058	18,050,000	18,050,000
La Mesa Senior Living LP §øø	0.22	8-1-2057	25,925,000	25,925,000
Plaza Patria Court Limited §øø	0.22	12-1-2058	17,115,000	17,115,000
ROC III California Crossings Chino Hills LLC Series A §øø	0.22	1-1-2057	39,660,000	39,660,000
ROC III California Crossings Chino Hills LLC Series B §øø	0.22	1-1-2057	26,440,000	26,440,000
Rohnert Park 668 LP Series A §øø	0.22	6-1-2058	20,920,000	20,920,000
Southside Brookshore §øø	0.22	9-1-2059	5,000,000	5,000,000

Total Other Instruments (Cost $224,615,000)				224,615,000

Other Notes: 0.01%

Corporate Bonds and Notes: 0.01%
Mitchell 2019 Irrevocable Life Insurance Trust §	0.22	9-1-2059	18,495,000	18,495,000

Total Other Notes (Cost $18,495,000)				18,495,000

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase Agreements: 37.02%
ANZ Bank New Zealand, dated 7-31-2020, maturity value $850,006,782 (1)	0.10%	8-3-2020	$849,999,699	$849,999,699
Bank of America Corporation, dated 7-31-2020, maturity value $1,000,008,333 (2)	0.10	8-3-2020	1,000,000,000	1,000,000,000
Bank of Montreal, dated 7-27-2020, maturity value $150,003,208 (3)	0.11	8-3-2020	150,000,000	150,000,000
Bank of Montreal, dated 7-31-2020, maturity value $140,000,583 (4)	0.05	8-3-2020	140,000,000	140,000,000
Bank of Montreal, dated 7-31-2020, maturity value $700,005,833 (5)	0.10	8-3-2020	700,000,000	700,000,000
Bank of Montreal, dated 7-31-2020, maturity value $75,000,625 (6)	0.10	8-3-2020	75,000,000	75,000,000
Barclays Capital Incorporated, dated 7-27-2020, maturity value $250,005,347 (7)	0.11	8-3-2020	250,000,000	250,000,000
Barclays Capital Incorporated, dated 7-28-2020, maturity value $250,005,347 (8)	0.11	8-4-2020	250,000,000	250,000,000
Barclays Capital Incorporated, dated 7-30-2020, maturity value $500,009,722 (9)	0.10	8-6-2020	500,000,000	500,000,000
Barclays Capital Incorporated, dated 7-31-2020, maturity value $1,000,006,667 (10)	0.08	8-3-2020	1,000,000,000	1,000,000,000
Barclays Capital Incorporated, dated 7-31-2020, maturity value $1,080,007,200 (11)	0.08	8-3-2020	1,080,000,000	1,080,000,000
BNP Paribas Securities Corporation, dated 7-1-2020, maturity value $550,075,625 (12)	0.15	8-3-2020	550,000,000	550,000,000
BNP Paribas Securities Corporation, dated 7-23-2020, maturity value $500,057,778 (13)	0.13	8-24-2020	500,000,000	500,000,000
BNP Paribas Securities Corporation, dated 7-31-2020, maturity value $100,000,833 (14)	0.10	8-3-2020	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 7-6-2020, maturity value $650,083,958 (15)	0.15	8-6-2020	650,000,000	650,000,000
Canadian Imperial Bank of Commerce, dated 7-31-2020, maturity value $300,002,500 (16)	0.10	8-3-2020	300,000,000	300,000,000
Citibank NA, dated 7-30-2020, maturity value $250,004,861 (17)	0.10	8-6-2020	250,000,000	250,000,000
Citibank NA, dated 7-31-2020, maturity value $250,002,083 (18)	0.10	8-3-2020	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-28-2020, maturity value $250,005,833 (19)	0.12	8-4-2020	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-31-2020, maturity value $2,250,018,750 (20)	0.10	8-3-2020	2,250,000,000	2,250,000,000
Credit Agricole SA, dated 7-31-2020, maturity value $500,003,333 (21)	0.08	8-3-2020	500,000,000	500,000,000
Credit Agricole SA, dated 7-31-2020, maturity value $1,152,434,604 (22)	0.10	8-3-2020	1,152,425,000	1,152,425,000
Credit Suisse Group AG, dated 7-31-2020, maturity value $500,003,333 (23)	0.08	8-3-2020	500,000,000	500,000,000
Credit Suisse Group AG, dated 7-31-2020, maturity value $1,000,006,667 (24)	0.08	8-3-2020	1,000,000,000	1,000,000,000
Daiwa Capital Markets America Incorporated, dated 7-31-2020, maturity value $1,000,008,333 (25)	0.10	8-3-2020	1,000,000,000	1,000,000,000
Deutsche Bank Securities, dated 7-31-2020, maturity value $145,000,725 (26)	0.06	8-3-2020	145,000,000	145,000,000
Deutsche Bank Securities, dated 7-31-2020, maturity value $1,000,006,667 (27)	0.08	8-3-2020	1,000,000,000	1,000,000,000
Deutsche Bank Securities, dated 7-31-2020, maturity value $2,000,016,667 (28)	0.10	8-3-2020	2,000,000,000	2,000,000,000
Fixed Income Clearing Corporation, dated 7-31-2020, maturity value $855,006,413 (29)	0.09	8-3-2020	855,000,000	855,000,000
Fixed Income Clearing Corporation, dated 7-31-2020, maturity value $3,250,027,783 (30)	0.10	8-3-2020	3,250,000,700	3,250,000,700
Fixed Income Clearing Corporation, dated 7-31-2020, maturity value $1,750,014,583 (31)	0.10	8-3-2020	1,750,000,000	1,750,000,000
Fixed Income Clearing Corporation, dated 7-31-2020, maturity value $2,250,018,750 (32)	0.10	8-3-2020	2,250,000,000	2,250,000,000

The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase Agreements (continued)
Fixed Income Clearing Corporation, dated 7-31-2020, maturity value $887,352,395 (33)	0.10%	8-3-2020	$887,345,000	$887,345,000
Goldman Sachs & Company, dated 7-31-2020, maturity value $200,000,667 (34)	0.04	8-3-2020	200,000,000	200,000,000
ING Financial Markets LLC, dated 6-17-2020, maturity value $500,160,972 (35)	0.19	8-17-2020	500,000,000	500,000,000
ING Financial Markets LLC, dated 6-17-2020, maturity value $500,160,972 (36)	0.19	8-17-2020	500,000,000	500,000,000
ING Financial Markets LLC, dated 7-15-2020, maturity value $350,053,958 (37)	0.15	8-21-2020	350,000,000	350,000,000
ING Financial Markets LLC, dated 7-31-2020, maturity value $400,009,275 (38)	0.10	8-3-2020	400,005,941	400,005,941
ING Financial Markets LLC, dated 7-31-2020, maturity value $250,002,083 (39)	0.10	8-3-2020	250,000,000	250,000,000
JP Morgan Securities, dated 5-24-2019, maturity value $500,910,417 (40)§¢øø	0.15	8-3-2020	500,000,000	500,000,000
JP Morgan Securities, dated 7-31-2020, maturity value $500,004,167 (41)	0.10	8-3-2020	500,000,000	500,000,000
Mitsubishi Bank, dated 7-31-2020, maturity value $75,000,500 (42)	0.08	8-3-2020	75,000,000	75,000,000
Mitsubishi Bank, dated 7-31-2020, maturity value $750,006,250 (43)	0.10	8-3-2020	750,000,000	750,000,000
Mizuho Bank, dated 7-31-2020, maturity value $250,002,083 (44)	0.10	8-3-2020	250,000,000	250,000,000
MUFG Securities Canada Limited, dated 11-13-2019, maturity value $250,275,000 (45)§¢øø	0.15	8-3-2020	250,000,000	250,000,000
MUFG Securities Canada Limited, dated 7-31-2020, maturity value $3,900,032,500 (46)	0.10	8-3-2020	3,900,000,000	3,900,000,000
Nomura Securities Canada Limited, dated 7-31-2020, maturity value $3,000,025,000 (47)	0.10	8-3-2020	3,000,000,000	3,000,000,000
Prudential Insurance Company of America, dated 7-31-2020, maturity value $376,634,452 (48)	0.11	8-3-2020	376,631,000	376,631,000
Prudential Insurance Company of America, dated 7-31-2020, maturity value $207,680,904 (49)	0.11	8-3-2020	207,679,000	207,679,000
RBC Capital Markets, dated 7-29-2020, maturity value $500,009,722 (50)	0.10	8-5-2020	500,000,000	500,000,000
RBC Capital Markets, dated 7-31-2020, maturity value $200,001,167 (51)	0.07	8-3-2020	200,000,000	200,000,000
RBC Capital Markets, dated 7-31-2020, maturity value $2,750,022,917 (52)	0.10	8-3-2020	2,750,000,000	2,750,000,000
RBS Securities Incorporated, dated 7-31-2020, maturity value $250,001,875 (53)	0.09	8-3-2020	250,000,000	250,000,000
Royal Bank of Canada, dated 7-27-2020, maturity value $250,005,347 (54)	0.11	8-3-2020	250,000,000	250,000,000
Royal Bank of Canada, dated 7-29-2020, maturity value $1,450,028,194 (55)	0.10	8-5-2020	1,450,000,000	1,450,000,000
Royal Bank of Canada, dated 7-30-2020, maturity value $300,005,833 (56)	0.10	8-6-2020	300,000,000	300,000,000
Royal Bank of Canada, dated 7-31-2020, maturity value $1,250,010,417 (57)	0.10	8-3-2020	1,250,000,000	1,250,000,000
Societe Generale, dated 7-6-2020, maturity value $250,032,292 (58)	0.15	8-6-2020	250,000,000	250,000,000
Standard Chartered Bank, dated 7-31-2020, maturity value $1,500,012,500 (59)	0.10	8-3-2020	1,500,000,000	1,500,000,000
State Street Corporation, dated 7-31-2020, maturity value $1,000,008,333 (60)	0.10	8-3-2020	1,000,000,000	1,000,000,000
Sumitomo Mitsui Banking Corporation, dated 5-19-2020, maturity value $290,524,227 (61)§¢øø	0.20	8-4-2020	290,400,000	290,400,000
Sumitomo Mitsui Banking Corporation, dated 5-22-2020, maturity value $273,028,644 (62)§¢øø	0.20	9-2-2020	272,872,500	272,872,500

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase Agreements (continued)
Sumitomo Mitsui Banking Corporation, dated 7-15-2020, maturity value $620,148,885 (63)§¢øø	0.21%	10-15-2020	$619,816,250	$619,816,250
Sumitomo Mitsui Banking Corporation, dated 7-16-2020, maturity value $619,639,308 (64)§¢øø	0.21	10-2-2020	619,357,500	619,357,500
Sumitomo Mitsui Banking Corporation, dated 7-29-2020, maturity value $216,266,819 (65)	0.20	8-12-2020	216,250,000	216,250,000
Sumitomo Mitsui Banking Corporation, dated 7-29-2020, maturity value $436,458,944 (66)	0.20	8-12-2020	436,425,000	436,425,000
Sumitomo Mitsui Banking Corporation, dated 7-30-2020, maturity value $258,991,713 (67)§¢øø	0.19	11-2-2020	258,868,750	258,868,750
TD Securities, dated 7-31-2020, maturity value $1,000,008,333 (68)	0.10	8-3-2020	1,000,000,000	1,000,000,000

Total Repurchase Agreements (Cost $52,808,076,340)				52,808,076,340

Treasury Debt: 37.84%
U.S. Cash Management Bill (z)%%	0.11	1-5-2021	800,000,000	799,612,433
U.S. Cash Management Bill (z)	0.12	9-29-2020	1,100,000,000	1,099,736,523
U.S. Cash Management Bill (z)	0.13	12-29-2020	500,000,000	499,728,667
U.S. Cash Management Bill (z)	0.13	8-4-2020	1,410,000,000	1,409,994,728
U.S. Cash Management Bill (z)	0.14	9-8-2020	1,350,000,000	1,349,812,325
U.S. Cash Management Bill (z)	0.15	10-13-2020	950,000,000	949,726,650
U.S. Cash Management Bill (z)	0.15	12-22-2020	900,000,000	899,480,944
U.S. Cash Management Bill (z)	0.15	10-27-2020	1,300,000,000	1,299,544,763
U.S. Cash Management Bill (z)	0.15	11-10-2020	1,200,000,000	1,199,501,425
U.S. Cash Management Bill (z)	0.15	10-20-2020	1,400,000,000	1,399,537,806
U.S. Cash Management Bill (z)	0.16	12-15-2020	850,000,000	849,502,805
U.S. Cash Management Bill (z)	0.16	12-8-2020	800,000,000	799,556,382
U.S. Cash Management Bill (z)##	0.16	11-17-2020	1,200,000,000	1,199,376,388
U.S. Cash Management Bill (z)	0.16	10-6-2020	900,000,000	899,746,133
U.S. Cash Management Bill (z)	0.16	12-1-2020	300,000,000	299,838,000
U.S. Cash Management Bill (z)	0.16	11-3-2020	1,400,000,000	1,399,414,905
U.S. Cash Management Bill (z)	0.17	9-22-2020	400,000,000	399,904,583
U.S. Cash Management Bill (z)	0.18	9-15-2020	850,000,000	849,812,980
U.S. Cash Management Bill (z)	0.19	11-24-2020	600,000,000	599,650,124
U.S. Treasury Bill (z)	0.12	8-27-2020	1,745,000,000	1,744,854,929
U.S. Treasury Bill (z)	0.13	8-20-2020	1,450,000,000	1,449,912,958
U.S. Treasury Bill (z)	0.13	8-25-2020	1,430,000,000	1,429,888,832
U.S. Treasury Bill (z)	0.13	10-22-2020	270,000,000	269,922,644
U.S. Treasury Bill (z)	0.13	1-21-2021	500,000,000	499,690,063
U.S. Treasury Bill (z)	0.13	8-13-2020	1,100,000,000	1,099,959,532
U.S. Treasury Bill (z)	0.13	1-28-2021	605,000,000	604,599,179
U.S. Treasury Bill (z)	0.14	11-19-2020	1,000,000,000	999,592,000
U.S. Treasury Bill (z)	0.14	11-27-2020	900,000,000	899,605,278
U.S. Treasury Bill (z)	0.14	8-18-2020	1,000,000,000	999,942,688
U.S. Treasury Bill (z)	0.14	9-17-2020	800,000,000	799,861,500
U.S. Treasury Bill (z)	0.14	8-6-2020	600,000,000	599,992,833
U.S. Treasury Bill (z)	0.14	11-12-2020	1,600,000,000	1,599,356,756
U.S. Treasury Bill (z)	0.14	9-1-2020	1,200,000,000	1,199,860,800
U.S. Treasury Bill (z)	0.15	9-10-2020	1,260,530,000	1,260,335,987
U.S. Treasury Bill (z)	0.15	11-5-2020	1,300,000,000	1,299,499,320
U.S. Treasury Bill (z)	0.15	8-11-2020	1,245,000,000	1,244,959,009
U.S. Treasury Bill (z)	0.15	1-14-2021	900,000,000	899,368,646
U.S. Treasury Bill (z)	0.15	10-29-2020	750,000,000	749,719,425
U.S. Treasury Bill (z)	0.16	9-24-2020	1,200,000,000	1,199,724,833
U.S. Treasury Bill (z)	0.16	10-1-2020	950,000,000	949,751,709
U.S. Treasury Bill (z)	0.16	1-7-2021	600,000,000	599,581,333

The accompanying notes are an integral part of these financial statements.

20  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Bill (z)	0.17%	12-31-2020	$300,000,000	$299,792,500
U.S. Treasury Bill (z)	0.17	12-3-2020	445,000,000	444,748,849
U.S. Treasury Bill (z)	0.18	10-8-2020	1,300,000,000	1,299,570,304
U.S. Treasury Bill (z)	0.18	10-15-2020	950,000,000	949,649,397
U.S. Treasury Bill (z)	0.19	12-10-2020	300,000,000	299,795,750
U.S. Treasury Bill (z)	0.19	12-17-2020	300,000,000	299,784,667
U.S. Treasury Bill (z)	0.27	9-3-2020	930,000,000	929,788,012
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	0.15	10-31-2020	390,000,000	389,925,062
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.12%) ±	0.22	1-31-2021	1,120,000,000	1,119,791,624
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	0.24	4-30-2021	920,000,000	919,976,821
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	0.33	7-31-2021	120,017,000	120,001,659
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.30%) ±	0.41	10-31-2021	740,000,000	740,390,867
U.S. Treasury Note	1.13	2-28-2021	110,000,000	110,330,201
U.S. Treasury Note	1.13	7-31-2021	120,000,000	121,192,344
U.S. Treasury Note	1.38	8-31-2020	193,613,000	193,547,185
U.S. Treasury Note	1.38	9-15-2020	70,000,000	69,977,138
U.S. Treasury Note	1.38	9-30-2020	200,000,000	199,954,481
U.S. Treasury Note	1.38	10-31-2020	100,000,000	99,940,277
U.S. Treasury Note	1.50	8-15-2020	50,000,000	50,006,574
U.S. Treasury Note	1.63	10-15-2020	250,000,000	250,003,092
U.S. Treasury Note	1.63	11-30-2020	80,000,000	79,995,885
U.S. Treasury Note	1.75	11-15-2020	184,000,000	184,064,900
U.S. Treasury Note	1.75	12-31-2020	230,000,000	230,450,124
U.S. Treasury Note	1.88	12-15-2020	130,000,000	130,677,444
U.S. Treasury Note	2.00	11-30-2020	90,000,000	90,104,866
U.S. Treasury Note	2.00	1-15-2021	40,000,000	40,177,864
U.S. Treasury Note	2.00	2-28-2021	295,000,000	296,645,054
U.S. Treasury Note	2.13	8-31-2020	150,000,000	150,053,486
U.S. Treasury Note	2.13	1-31-2021	130,000,000	130,646,056
U.S. Treasury Note	2.25	2-15-2021	110,000,000	110,405,276
U.S. Treasury Note	2.25	3-31-2021	250,000,000	252,890,416
U.S. Treasury Note	2.38	12-31-2020	220,000,000	221,146,455
U.S. Treasury Note	2.38	4-15-2021	140,000,000	141,970,149
U.S. Treasury Note	2.50	12-31-2020	200,000,000	200,962,083
U.S. Treasury Note	2.50	2-28-2021	220,000,000	221,386,004
U.S. Treasury Note	2.63	11-15-2020	651,900,000	654,071,544
U.S. Treasury Note	2.75	9-30-2020	340,861,000	341,471,021
U.S. Treasury Note	2.75	11-30-2020	295,000,000	296,041,391
U.S. Treasury Note	2.88	10-31-2020	200,000,000	200,584,412
U.S. Treasury Note	3.63	2-15-2021	270,000,000	272,983,366
U.S. Treasury Note	8.13	5-15-2021	213,975,000	227,327,211

Total Treasury Debt (Cost $53,985,680,629)				53,985,680,629

Total investments in securities (Cost $142,697,830,764)	100.02%	142,697,830,764

Other assets and liabilities, net	(0.02)	(33,664,206)

Total net assets	100.00%	$142,664,166,558

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  21

Portfolio of investments—July 31, 2020 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
§	The security is subject to a demand feature which reduces the effective maturity.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

±±

The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
^^	Collateralized by:
(1)	U.S. government securities, 1.50% to 6.00%, 9-30-2021 to 2-15-2026, fair value including accrued interest is $861,851,218.
(2)	U.S. government securities, 3.00%, 9-20-2046 to 7-20-2049, fair value including accrued interest is $1,030,000,000.
(3)	U.S. government securities, 1.32% to 4.50%, 7-1-2030 to 7-20-2069, fair value including accrued interest is $154,500,000.
(4)	U.S. government securities, 1.38%, 10-15-2022, fair value including accrued interest is $142,800,026.
(5)	U.S. government securities, 2.50% to 4.00%, 10-1-2047 to 6-1-2050, fair value including accrued interest is $721,000,000.
(6)	U.S. government securities, 2.00% to 6.50%, 1-1-2027 to 8-1-2050, fair value including accrued interest is $77,231,610.
(7)	U.S. government securities, 3.50% to 4.00%, 4-20-2047 to 5-20-2047, fair value including accrued interest is $257,500,000.
(8)	U.S. government securities, 3.00% to 3.50%, 5-20-2047 to 6-20-2050, fair value including accrued interest is $257,500,000.
(9)	U.S. government securities, 3.50% to 4.00%, 10-20-2043 to 5-20-2049, fair value including accrued interest is $515,000,000.
(10)	U.S. government securities, 0.25% to 3.00%, 4-15-2023 to 8-15-2049, fair value including accrued interest is $1,020,000,016.
(11)	U.S. government securities, 0.15% to 3.13%, 10-31-2020 to 5-15-2049, fair value including accrued interest is $1,101,600,067.
(12)	U.S. government securities, 0.00% to 9.50%, 9-17-2020 to 5-20-2050, fair value including accrued interest is $561,921,316.
(13)	U.S. government securities, 0.00% to 2.88%, 8-20-2020 to 8-15-2049, fair value including accrued interest is $510,000,001.
(14)	U.S. government securities, 0.00% to 3.50%, 3-25-2021 to 6-20-2049, fair value including accrued interest is $102,117,041.
(15)	U.S. government securities, 0.00% to 8.75%, 8-15-2020 to 5-20-2050, fair value including accrued interest is $663,011,683.
(16)	U.S. government securities, 2.45% to 5.00%, 10-1-2027 to 12-20-2067, fair value including accrued interest is $309,000,001.
(17)	U.S. government securities, 0.00% to 9.50%, 8-28-2020 to 9-15-2065, fair value including accrued interest is $255,034,721.
(18)	U.S. government securities, 0.00% to 9.00%, 9-15-2020 to 9-15-2065, fair value including accrued interest is $255,148,599.
(19)	U.S. government securities, 3.00% to 5.50%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $257,500,805.
(20)	U.S. government securities, 0.13% to 8.50%, 4-15-2021 to 11-20-2047, fair value including accrued interest is $2,314,322,138.
(21)	U.S. government securities, 0.75% to 2.00%, 7-31-2022 to 7-15-2028, fair value including accrued interest is $510,000,091.
(22)	U.S. government securities, 3.00% to 4.50%, 12-1-2040 to 1-20-2050, fair value including accrued interest is $1,186,997,751.
(23)	U.S. government securities, 0.00% to 2.75%, 9-30-2020 to 11-30-2026, fair value including accrued interest is $510,003,413.
(24)	U.S. government securities, 0.00% to 2.63%, 8-31-2020 to 6-30-2027, fair value including accrued interest is $1,020,006,800.
(25)	U.S. government securities, 0.00% to 6.50%, 8-6-2020 to 3-1-2052, fair value including accrued interest is $1,028,288,249.
(26)	U.S. government securities, 0.00% to 2.25%, 11-10-2020 to 12-31-2024, fair value including accrued interest is $147,900,067.
(27)	U.S. government securities, 0.00% to 2.88%, 9-1-2020 to 5-15-2049, fair value including accrued interest is $1,020,000,036.
(28)	U.S. government securities, 0.00% to 7.50%, 9-24-2020 to 7-1-2050, fair value including accrued interest is $2,044,176,468.
(29)	U.S. government securities, 0.75% to 3.38%, 2-15-2040 to 2-15-2045, fair value including accrued interest is $872,100,081.
(30)	U.S. government securities, 2.75% to 3.75%, 2-15-2047 to 5-15-2049, fair value including accrued interest is $3,315,000,714.
(31)	U.S. government securities, 0.50% to 3.63%, 7-15-2022 to 8-15-2043, fair value including accrued interest is $1,774,901,974.
(32)	U.S. government securities, 0.00% to 4.63%, 9-24-2020 to 2-15-2049, fair value including accrued interest is $2,295,000,066.
(33)	U.S. government securities, 1.50% to 1.88%, 9-30-2024 to 6-30-2026, fair value including accrued interest is $902,037,055.
(34)	U.S. government securities, 2.50% to 6.00%, 9-1-2026 to 7-1-2050, fair value including accrued interest is $206,000,000.
(35)	U.S. government securities, 2.50% to 4.00%, 5-1-2027 to 9-1-2042, fair value including accrued interest is $515,000,000.
(36)	U.S. government securities, 1.97% to 7.50%, 6-1-2027 to 7-1-2050, fair value including accrued interest is $515,000,000.
(37)	U.S. government securities, 2.50% to 5.50%, 10-1-2028 to 3-15-2060, fair value including accrued interest is $360,500,000.
(38)	U.S. government securities, 1.50% to 2.63%, 12-31-2021 to 12-31-2026, fair value including accrued interest is $408,169,328.
(39)	U.S. government securities, 3.09% to 4.50%, 5-1-2035 to 9-1-2049, fair value including accrued interest is $257,500,000.
(40)	U.S. government securities, 0.00% to 7.50%, 2-1-2025 to 6-1-2053, fair value including accrued interest is $513,791,545.
(41)	U.S. government securities, 0.00% to 6.25%, 7-15-2022 to 1-1-2059, fair value including accrued interest is $512,194,084.
(42)	U.S. government securities, 0.00% to 4.75%, 8-6-2020 to 2-15-2050, fair value including accrued interest is $76,500,000.
(43)	U.S. government securities, 1.50% to 6.00%, 8-1-2022 to 8-1-2050, fair value including accrued interest is $771,030,064.
(44)	U.S. government securities, 2.33% to 2.50%, 5-1-2027 to 7-1-2050, fair value including accrued interest is $257,500,001.
(45)	U.S. government securities, 4.50%, 11-1-2047, fair value including accrued interest is $257,500,001.
(46)	U.S. government securities, 0.00% to 5.00%, 12-3-2020 to 5-1-2050, fair value including accrued interest is $4,016,955,160.
(47)	U.S. government securities, 0.00% to 8.88%, 9-11-2020 to 2-20-2070, fair value including accrued interest is $3,064,834,961.
(48)	U.S. government securities, 0.00%, 2-15-2027 to 2-15-2045, fair value is $384,163,620.

The accompanying notes are an integral part of these financial statements.

22  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

(49)	U.S. government securities, 0.00% to 3.00%, 11-15-2021 to 5-15-2045, fair value including accrued interest is $211,832,580.
(50)	U.S. government securities, 3.00%, 6-20-2050, fair value including accrued interest is $515,000,001.
(51)	U.S. government securities, 2.50% to 4.50%, 8-20-2046 to 7-1-2050, fair value including accrued interest is $206,000,000.
(52)	U.S. government securities, 0.00% to 6.00%, 8-20-2020 to 7-20-2050, fair value including accrued interest is $2,829,743,173.
(53)	U.S. government securities, 0.00%, 8-15-2020 to 5-15-2050, fair value is $255,000,008.
(54)	U.S. government securities, 2.22% to 5.50%, 2-1-2031 to 6-1-2051, fair value including accrued interest is $257,500,001.
(55)	U.S. government securities, 0.13% to 2.13%, 4-15-2021 to 1-15-2029, fair value including accrued interest is $1,479,000,006.
(56)	U.S. government securities, 2.50% to 5.50%, 7-1-2028 to 7-20-2050, fair value including accrued interest is $309,000,000.
(57)	U.S. government securities, 0.13% to 3.00%, 4-15-2021 to 2-1-2050, fair value including accrued interest is $1,275,061,867.
(58)	U.S. government securities, 0.00% to 8.00%, 9-10-2020 to 2-1-2057, fair value including accrued interest is $255,621,238.
(59)	U.S. government securities, 0.00% to 6.25%, 8-13-2020 to 6-20-2050, fair value including accrued interest is $1,531,238,784.
(60)	U.S. government securities, 3.00% to 4.00%, 5-1-2043 to 2-1-2050, fair value including accrued interest is $1,030,000,763.
(61)	U.S. government securities, 1.13% to 3.50%, 1-15-2021 to 12-1-2047, fair value including accrued interest is $299,280,415.
(62)	U.S. government securities, 1.38% to 3.50%, 1-15-2021 to 2-1-2047, fair value including accrued interest is $281,251,547.
(63)	U.S. government securities, 3.50%, 7-1-2047 to 5-1-2048, fair value including accrued interest is $638,632,981.
(64)	U.S. government securities, 3.00% to 3.50%, 12-1-2046 to 11-1-2047, fair value including accrued interest is $638,277,751.
(65)	U.S. government securities, 1.63%, 8-15-2029, fair value including accrued interest is $221,224,671.
(66)	U.S. government securities, 2.75%, 11-15-2047, fair value including accrued interest is $445,424,662.
(67)	U.S. government securities, 1.13% to 3.50%, 1-15-2021 to 12-1-2047, fair value including accrued interest is $299,621,833.
(68)	U.S. government securities, 2.50% to 5.00%, 3-20-2041 to 8-1-2050, fair value including accrued interest is $1,030,000,001.

Abbreviations:

CDA	Community Development Authority

FFCB	Federal Farm Credit Banks

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

HFA	Housing Finance Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

RDA	Redevelopment Authority

SOFR	Secured Overnight Financing Rate

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  23

Statement of assets and liabilities—July 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$89,889,754,424
Investments in repurchase agreements, at amortized cost	52,808,076,340
Cash	1,672,184,027
Receivable for investments sold	205,000
Receivable for Fund shares sold	3,971,437
Receivable for interest	46,933,279
Prepaid expenses and other assets	1,371,504

Total assets	144,422,496,011

Liabilities
Payable for investments purchased	1,729,570,005
Payable for Fund shares redeemed	3,917,919
Management fee payable	12,287,526
Dividends payable	4,799,105
Administration fees payable	7,053,200
Trustees’ fees and expenses payable	1,843
Accrued expenses and other liabilities	699,855

Total liabilities	1,758,329,453

Total net assets	$142,664,166,558

Net assets consist of
Paid-in capital	$142,663,641,865
Total distributable earnings	524,693

Total net assets	$142,664,166,558

Computation of net asset value per share
Net assets – Class A	$306,990,640
Shares outstanding – Class A1	306,989,219
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$4,345,170,524
Shares outstanding – Administrator Class[1]	4,345,037,466
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$42,699,775,528
Shares outstanding – Institutional Class[1]	42,699,441,192
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$93,194,031,872
Shares outstanding – Select Class[1]	93,194,052,537
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$2,118,172,994
Shares outstanding – Service Class[1]	2,118,158,355
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$25,000
Shares outstanding – Sweep Class[1]	25,000
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

24  |  Government Money Market Funds

Statement of operations—six months ended July 31, 2020 (unaudited)

Investment income
Interest	$311,842,057

Expenses
Management fee	78,229,289
Administration fees
Class A	402,078
Administrator Class	1,772,454
Institutional Class	15,739,286
Select Class	14,755,739
Service Class	1,300,721
Shareholder servicing fees
Class A	454,713
Administrator Class	1,772,454
Service Class	2,709,611
Custody and accounting fees	1,468,071
Professional fees	29,793
Registration fees	94,805
Shareholder report expenses	58,585
Trustees’ fees and expenses	9,790
Other fees and expenses	350,142

Total expenses	119,147,531
Less: Fee waivers and/or expense reimbursements
Fund-level	(10,746,122)
Class A	(204,263)
Administrator Class	(424,596)
Select Class	(6,386,002)
Service Class	(859,238)

Net expenses	100,527,310

Net investment income	211,314,747
Net realized gains on investments	356,022

Net increase in net assets resulting from operations	$211,670,769

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  25

Statement of changes in net assets

	Six months ended July 31, 2020 (unaudited)		Year ended January 31, 2020

Operations
Net investment income		$211,314,747		$1,604,569,693
Net realized gains on investments		356,022		123,388

Net increase in net assets resulting from operations		211,670,769		1,604,693,081

Distributions to shareholders from net investment income and net realized gains
Class A		(427,562)		(5,339,379)
Administrator Class		(4,847,262)		(51,521,355)
Institutional Class		(62,750,558)		(543,232,986)
Select Class		(140,614,383)		(971,999,530)
Service Class		(2,681,648)		(32,589,068)
Sweep Class		0 [2]		(1,259)[1]

Total distributions to shareholders		(211,321,413)		(1,604,683,577)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	157,715,657	157,715,657	361,105,716	361,105,716
Administrator Class	10,509,951,997	10,509,951,997	15,322,500,119	15,322,500,119
Institutional Class	134,818,873,289	134,818,873,289	194,991,151,341	194,991,151,341
Select Class	306,809,642,643	306,809,642,643	507,196,735,507	507,196,735,507
Service Class	40,041,106,438	40,041,106,438	61,032,711,500	61,032,711,500
Sweep Class	25,000 [2]	25,000 [2]	0 [1]	0 [1]

		492,337,315,024		778,904,204,183

Reinvestment of distributions
Class A	445,169	445,169	5,298,655	5,298,655
Administrator Class	1,838,299	1,838,299	17,301,405	17,301,405
Institutional Class	21,645,441	21,645,441	171,548,607	171,548,607
Select Class	90,527,918	90,527,918	629,171,721	629,171,721
Service Class	252,475	252,475	3,567,610	3,567,610
Sweep Class	0 [2]	0 [2]	0 [1]	0 [1]

		114,709,302		826,887,998

Payment for shares redeemed
Class A	(217,770,890)	(217,770,890)	(311,423,075)	(311,423,075)
Administrator Class	(10,060,667,512)	(10,060,667,512)	(13,857,369,572)	(13,857,369,572)
Institutional Class	(121,169,688,672)	(121,169,688,672)	(192,134,616,614)	(192,134,616,614)
Select Class	(265,660,659,929)	(265,660,659,929)	(501,206,742,646)	(501,206,742,646)
Service Class	(39,918,108,089)	(39,918,108,089)	(60,897,748,273)	(60,897,748,273)
Sweep Class	0 [2]	0 [2]	(100,075)[1]	(100,075)[1]

		(437,026,895,092)		(768,408,000,255)

Net increase in net assets resulting from capital share transactions		55,425,129,234		11,323,091,926

Total increase in net assets		55,425,478,590		11,323,101,430

Net assets
Beginning of period		87,238,687,968		75,915,586,538

End of period		$142,664,166,558		$87,238,687,968

[1]	For the period from February 1, 2019 to November 29, 2019. Effective at the close of business on November 29, 2019, Sweep Class shares were liquidated and the class was subsequently closed.

[2]	For the period from July 31, 2020 (commencement of class operations) to July 31, 2020. Sweep Class shares were relaunched on July 31, 2020.

The accompanying notes are an integral part of these financial statements.

26  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.12%	1.59%	1.38%	0.38%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.61%	0.61%	0.61%	0.61%	0.61%
Net expenses	0.38%	0.60%	0.60%	0.61%	0.41%	0.13%
Net investment income	0.23%	1.56%	1.39%	0.38%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$306,991	$366,601	$311,616	$264,735	$274,083	$265,119

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  27

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.17%	1.85%	1.65%	0.65%	0.10%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.33%	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.29%	0.34%	0.34%	0.34%	0.31%	0.12%
Net investment income	0.27%	1.81%	1.67%	0.72%	0.11%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$4,345,171	$3,893,928	$2,411,490	$1,554,764	$443,500	$382,043

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

28  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.21%	1.99%	1.79%	0.79%	0.24%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.21%	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.17%	0.12%
Net investment income	0.32%	1.97%	1.79%	0.79%	0.25%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$42,699,776	$29,289,517	$26,000,569	$21,931,321	$23,242,417	$14,212,988

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  29

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SELECT CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.02	0.02	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.02)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	0.00	0.00

Total distributions to shareholders	(0.00)[2]	(0.02)	(0.02)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.24%	2.05%	1.85%	0.85%	0.30%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.17%	0.18%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.14%	0.14%	0.14%	0.14%	0.11%	0.10%
Net investment income	0.38%	2.02%	1.82%	0.86%	0.34%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$93,194,032	$51,954,718	$45,335,385	$46,288,730	$38,999,425	$7,985,195

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

30  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SERVICE CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.14%	1.69%	1.48%	0.49%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.35%	0.50%	0.50%	0.50%	0.40%	0.13%
Net investment income	0.25%	1.67%	1.45%	0.48%	0.02%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,118,173	$1,994,923	$1,856,426	$2,506,898	$2,992,780	$2,963,813

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  31

Financial highlights

(For a share outstanding throughout the period)

Period ended July 31, 2020[1] (unaudited)
SWEEP CLASS
Net asset value, beginning of period	$1.00
Net investment income	0.00
Net realized gains (losses) on investments	0.00

Total from investment operations	0.00
Net asset value, end of period	$1.00
Total return[2]	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.00%
Net expenses	0.00%
Net investment income	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$25

[1]	For the period from July 31, 2020 (commencement of class operations) to July 31, 2020

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

32  |  Government Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on November 29, 2019, Sweep Class shares were liquidated and the class was closed and then relaunched on July 31, 2020.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Government Money Market Funds  |  33

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2020, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Government agency debt	$0	$34,034,352,535	$0	$34,034,352,535

Municipal obligations	0	1,626,611,260	0	1,626,611,260

Other instruments	0	224,615,000	0	224,615,000

Other notes	0	18,495,000	0	18,495,000

Repurchase agreements	0	52,808,076,340	0	52,808,076,340

Treasury debt	0	53,985,680,629	0	53,985,680,629

Total assets	$0	$142,697,830,764	$0	$142,697,830,764

34  |  Government Money Market Funds

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2020, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.22%

Administrator Class	0.10

Institutional Class	0.08

Select Class	0.04

Service Class	0.12

Sweep Class	0.03

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.34% for Administrator Class shares, 0.20% for Institutional Class shares, 0.14% for Select Class shares, 0.50% for Service Class shares, and 0.77% for Sweep Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Government Money Market Funds  |  35

Notes to financial statements (unaudited)

During the six months ended July 31, 2020, Funds Management also voluntarily waived class-level expenses which represent 0.04% of the average daily net assets (on an annualized basis) of Administrator Class and 0.15% of the average daily net assets (on an annualized basis) of Service Class.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

7. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

36  |  Government Money Market Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

Government Money Market Funds  |  37

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 147 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

38  |  Government Money Market Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019 and Interim President of the McKnight Foundation since 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  39

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 82 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

40  |  Government Money Market Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Government Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Government Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Government Money Market Funds  |  41

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper U.S. Government Money Market Funds Index, for all periods ended December 31, 2019.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

42  |  Government Money Market Funds

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Government Money Market Funds  |  43

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

44  |  Government Money Market Funds

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0820-01049 09-20

SA303/SAR303 07-20

Semi-Annual Report

July 31, 2020

Institutional Money Market Funds

∎	Wells Fargo Heritage Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Heritage Money Market Fund for the six-month period that ended July 31, 2020. Global stock markets tumbled in February and March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to offset much of the losses as central banks attempted to bolster capital markets and confidence. Fixed-income markets generally performed well, with the exception of high-yield bonds, as U.S. bonds overall achieved modest gains. U.S. and emerging market equities outperformed international developed market equities over the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 2.42% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 4.47%. The MSCI EM Index (Net)3 gained 3.08%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.69%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.29%, the Bloomberg Barclays Municipal Bond Index6 returned 1.96%, and the ICE BofA U.S. High Yield Index7 lost 0.23%.

Concerns about the coronavirus took over the market.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year U.S. Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, causing the price of West Texas Intermediate crude oil to plummet.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)

The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index, a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

In May, the equity market rebound continued, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive powerful well-known technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with both U.S. and U.K. retail sales rebounding substantially in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits due to expire at the end of July. However, unemployment remained in the double digits, easing somewhat from 14.7% in April to 11.1% in June. During June, numerous states reported alarming increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank by 9.5% and 12.1% in the U.S. and eurozone, respectively, from the previous quarter. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained historically high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector

“The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system.”

“Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine.”

Institutional Money Market Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections. Despite the ongoing promise of positive early-stage vaccine trial results, economic activity could be held back by the continued spread of the virus and the end of a widely received $600-a-week bonus unemployment benefit in late July.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Institutional Money Market Funds

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Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2020

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Administrator Class (SHMXX)	6-29-1995	1.25	1.12	0.56	0.35	0.33

Institutional Class (SHIXX)	3-31-2000	1.37	1.24	0.64	0.23	0.20

Select Class (WFJXX)	6-29-2007	1.43	1.31	0.71	0.19	0.13

Service Class (WHTXX)	6-30-2010	1.14	1.02	0.51	0.52	0.43

Yield summary (%) as of July 31, 20202

	Administrator Class	Institutional Class	Select Class	Service Class

7-day current yield	0.03	0.15	0.22	0.01

7-day compound yield	0.03	0.15	0.22	0.01

30-day simple yield	0.05	0.18	0.25	0.01

30-day compound yield	0.05	0.18	0.25	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

6  |  Institutional Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2020[3]

Effective maturity distribution as of July 31, 2020[3]

Weighted average maturity as of July 31, 2020[4]

43 days

Weighted average life as of July 31, 2020[5]

48 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.33% for Administrator Class, 0.20% for Institutional Class, 0.13% for Select Class, and 0.43% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.01%, 0.13%, 0.17%, and -0.13% for Administrator Class, Institutional Class, Select Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2-1-2020	Ending account value 7-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Administrator Class

Actual	$1,000.00	$1,003.47	$1.59	0.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.27	$1.61	0.32%

Institutional Class

Actual	$1,000.00	$1,004.08	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%

Select Class

Actual	$1,000.00	$1,004.33	$0.65	0.13%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.22	$0.65	0.13%

Service Class

Actual	$1,000.00	$1,002.89	$2.09	0.42%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.77	$2.11	0.42%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of Deposit: 15.41%
ABN Amro Bank NV	0.11%	8-3-2020	$125,000,000	$125,000,000
Banco Santander	1.26	12-9-2020	47,000,000	47,124,812
Banco Santander	1.83	1-25-2021	25,000,000	25,159,014
Bank of Montreal	1.25	1-11-2021	60,000,000	60,275,517
Bank of Nova Scotia (3 Month LIBOR +0.09%) ±	0.52	2-10-2021	30,000,000	30,009,290
Bank of Nova Scotia (3 Month LIBOR +0.13%) 144A±	0.58	11-9-2020	17,000,000	17,006,408
Citibank N.A.	1.40	9-30-2020	30,000,000	30,064,973
Credit Suisse New York (3 Month LIBOR +0.24%) ±	0.57	12-4-2020	39,000,000	39,028,812
Credit Suisse New York	1.28	1-25-2021	45,000,000	45,211,674
HSBC Bank USA NA	0.11	8-3-2020	125,000,000	125,000,000
Mitsubishi Trust & Bank Company	0.39	1-21-2021	60,000,000	60,032,998
MUFG Bank Limited of New York	0.98	8-28-2020	60,000,000	60,040,717
Nordea Bank AB (3 Month LIBOR +0.15%) ±	0.42	10-13-2020	31,000,000	31,010,239
Norinchukin Bank	0.30	8-18-2020	90,000,000	90,006,385
Norinchukin Bank	0.30	9-1-2020	81,000,000	81,006,397
Oversea-Chinese Banking	0.20	9-3-2020	55,000,000	54,999,529
Oversea-Chinese Banking	1.25	10-8-2020	113,000,000	113,226,501
Skandinaviska Enskilda Bank AB (3 Month LIBOR +0.15%) ±	0.45	10-2-2020	35,000,000	35,009,743
Standard Chartered Bank	1.25	11-23-2020	75,000,000	75,227,140
Sumitomo Mitsui Banking Corporation	0.30	9-25-2020	60,000,000	60,010,908
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.18%) ±	0.37	1-21-2021	60,000,000	59,996,390
Sumitomo Mitsui Trust NY	0.30	9-1-2020	45,000,000	45,006,276
Sumitomo Mitsui Trust NY	0.30	9-4-2020	65,000,000	65,009,599
Sumitomo Mitsui Trust NY	0.30	9-16-2020	55,000,000	55,009,470
Sumitomo Mitsui Trust NY	0.30	10-9-2020	52,000,000	52,010,098
Svenska Handelsbanken (3 Month LIBOR +0.16%) ±	0.43	10-16-2020	38,000,000	38,013,860
Toronto Dominion Bank	1.30	11-27-2020	30,000,000	30,107,023
Toronto Dominion Bank	1.30	12-30-2020	37,000,000	37,166,679
Toronto Dominion Bank	1.30	2-26-2021	30,000,000	30,183,284
UBS AG Stamford Branch (1 Month LIBOR +1.25%) ±	1.41	11-3-2020	65,000,000	65,184,887
UBS AG Stamford Branch (1 Month LIBOR +1.25%) ±	1.44	2-10-2021	70,000,000	70,379,086

Total Certificates of Deposit (Cost $1,750,031,936)				1,752,517,709

Commercial Paper: 38.96%

Asset-Backed Commercial Paper: 23.18%
Alpine Securitization LLC (3 Month LIBOR +0.08%) 144A±	0.46	11-19-2020	25,000,000	25,002,185
Anglesea Funding LLC 144A	0.20	11-25-2020	58,000,000	58,012,050
Anglesea Funding LLC 144A(z)	0.22	8-3-2020	57,000,000	56,999,383
Anglesea Funding LLC 144A(z)	0.29	10-1-2020	30,000,000	29,988,995
Anglesea Funding LLC 144A(z)	0.30	9-1-2020	45,000,000	44,993,080
Anglesea Funding LLC (1 Month LIBOR +0.45%) 144A±	0.62	10-26-2020	35,000,000	35,010,611
Anglesea Funding LLC (1 Month LIBOR +0.55%) 144A±	0.73	10-21-2020	64,000,000	64,025,573
Antalis SA 144A(z)	0.28	10-15-2020	27,000,000	26,988,885
Atlantic Asset Securization Corporation (z)	1.36	8-4-2020	36,000,000	35,999,640
Bedford Row Funding Corporation (3 Month LIBOR +0.09%) 144A±	0.37	10-7-2020	33,000,000	33,006,447
Bedford Row Funding Corporation (3 Month LIBOR +0.13%) 144A±	0.49	11-24-2020	12,000,000	12,004,763
Bennington Sark Cap Company 144A(z)	0.20	8-13-2020	125,000,000	124,994,764
Chesham Finance Limited 144A(z)	0.10	8-3-2020	55,000,000	54,999,344
Chesham Finance Limited 144A(z)	0.10	8-3-2020	145,000,000	144,998,430
Chesham Finance Limited 144A(z)	0.10	8-3-2020	52,000,000	51,999,437
Collateralized Commercial Paper V Company LLC (z)	0.25	8-7-2020	53,300,000	53,298,653
Collateralized Commercial Paper V Company LLC (z)	0.25	8-12-2020	27,000,000	26,998,767
Collateralized Commercial Paper V Company LLC (3 Month LIBOR +0.05%) ±	0.29	10-27-2020	25,000,000	25,001,748

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Collateralized Commercial Paper V Company LLC (3 Month LIBOR +0.10%) ±	0.41%	9-28-2020	$65,000,000	$65,014,884
Columbia Funding Company 144A(z)	0.30	10-22-2020	25,000,000	24,984,149
Concord Minutemen Capital Company 144A(z)	0.26	8-10-2020	106,310,000	106,308,080
Concord Minutemen Capital Company 144A(z)	0.28	10-5-2020	19,000,000	18,992,894
Concord Minutemen Capital Company 144A(z)	0.30	8-24-2020	51,000,000	50,995,818
Concord Minutemen Capital Company 144A(z)	0.32	9-1-2020	32,000,000	31,995,725
CRC Funding LLC 144A(z)	1.26	10-9-2020	36,000,000	35,985,510
Crown Point Capital Company 144A(z)	1.26	10-15-2020	45,000,000	44,979,005
Crown Point Capital Company 144A(z)	1.76	8-3-2020	50,000,000	49,999,459
Glencove Funding LLC 144A	0.20	1-14-2021	30,000,000	29,982,348
Great Bridge Capital Company LLC 144A(z)	0.28	8-6-2020	72,000,000	71,998,920
Great Bridge Capital Company LLC 144A(z)	0.28	10-28-2020	55,000,000	54,975,661
Institutional Secured Funding LLC 144A(z)	0.25	8-3-2020	12,000,000	11,999,809
Institutional Secured Funding LLC 144A(z)	0.25	8-7-2020	64,000,000	63,997,262
Ionic Capital Management LLC (z)	0.35	9-18-2020	22,500,000	22,489,496
Kells Funding LLC 144A(z)	0.25	9-11-2020	60,000,000	59,995,380
Kells Funding LLC 144A(z)	0.25	10-8-2020	50,000,000	49,982,654
Lexington Parker Capital Company LLC 144A(z)	0.28	10-23-2020	15,000,000	14,992,090
Lexington Parker Capital Company LLC 144A(z)	0.28	10-26-2020	105,000,000	104,942,145
Lexington Parker Capital Company LLC (z)	0.29	10-20-2020	51,034,000	51,008,279
Lexington Parker Capital Company LLC 144A(z)	0.33	8-10-2020	35,000,000	34,998,658
Lexington Parker Capital Company LLC 144A(z)	0.37	9-8-2020	35,000,000	34,993,099
LMA Americas LLC 144A(z)	0.32	9-10-2020	46,400,000	46,388,216
Mackinac Funding Company LLC 144A(z)	0.34	10-8-2020	30,000,000	29,982,750
Mackinac Funding Company LLC 144A(z)	0.36	10-13-2020	48,000,000	47,970,400
Mackinac Funding Company LLC 144A(z)	0.36	10-20-2020	26,000,000	25,982,450
Manhattan Asset Funding Company LLC 144A(z)	0.16	8-21-2020	36,000,000	35,997,480
Matchpoint Finance plc 144A(z)	0.10	8-3-2020	130,000,000	129,998,905
Mountcliff Funding LLC 144A(z)	0.22	8-6-2020	45,000,000	44,999,025
Mountcliff Funding LLC 144A(z)	0.31	10-6-2020	65,000,000	64,968,426
Mountcliff Funding LLC 144A(z)	0.31	10-19-2020	22,000,000	21,985,333
Mountcliff Funding LLC 144A(z)	0.34	9-9-2020	27,000,000	26,994,510
Mountcliff Funding LLC 144A(z)	0.57	8-3-2020	122,000,000	121,998,678
Old Line Funding LLC (1 Month LIBOR +0.14%) 144A±	0.32	10-22-2020	15,000,000	15,000,008
Ridgefield Funding Company 144A(z)	0.31	9-2-2020	55,000,000	54,991,228
Thunder Bay Funding LLC 144A(z)	1.43	10-5-2020	30,000,000	29,991,530

				2,637,183,019

Financial Company Commercial Paper: 6.21%
Australia & New Zealand Banking Group Limited (1 Month LIBOR +0.05%) 144A±	0.22	8-28-2020	34,000,000	34,001,444
Banco Santander Chile 144A(z)	0.29	8-4-2020	15,000,000	14,999,517
Citigroup Global Markets Incorporated 144A(z)	1.31	9-3-2020	32,000,000	31,996,222
Commonwealth Bank of Australia (3 Month LIBOR +0.15%) 144A±	0.45	9-24-2020	35,000,000	35,009,910
Commonwealth Bank of Australia (3 Month LIBOR +0.12%) 144A±	0.57	11-9-2020	34,000,000	34,010,985
DBS Bank Limited 144A(z)	0.17	8-6-2020	50,000,000	49,998,834
Dexia Credit Local SA 144A(z)	0.22	10-19-2020	41,000,000	40,987,518
Dexia Credit Local SA 144A(z)	0.22	12-3-2020	30,000,000	29,980,104
Dexia Credit Local SA 144A(z)	0.23	10-16-2020	35,000,000	34,989,594
Dexia Credit Local SA 144A(z)	0.33	8-18-2020	105,000,000	104,994,225
Federation des Caisses 144A(z)	0.17	9-8-2020	35,000,000	34,994,995
Federation des Caisses 144A(z)	0.22	10-13-2020	26,300,000	26,291,134
Federation des Caisses (3 Month LIBOR +0.10%) 144A±	0.41	9-9-2020	70,000,000	70,010,490
ING US Funding LLC (3 Month LIBOR +0.19%) 144A±	0.49	10-1-2020	35,000,000	35,007,884
National Australia Bank Limited (3 Month LIBOR +0.12%) 144A±	0.43	12-11-2020	34,000,000	34,011,934

The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
National Securities Clearing Corporation 144A(z)	0.17%	8-21-2020	$35,000,000	$34,997,958
National Securities Clearing Corporation 144A(z)	0.17	8-25-2020	45,000,000	44,996,875
Oversea-Chinese Banking Corporation Limited 144A(z)	0.89	9-14-2020	15,000,000	14,996,156

				706,275,779

Other Commercial Paper: 9.57%
BNG Bank NV 144A(z)	0.16	8-31-2020	55,000,000	54,995,123
BNG Bank NV (1 Month LIBOR +0.10%) 144A±	0.26	11-6-2020	37,000,000	36,994,002
Chevron Corporation 144A(z)	1.26	9-15-2020	53,000,000	52,991,806
China International Marine Containers (z)	0.75	8-3-2020	100,000,000	99,999,250
COFCO Capital Corporation (z)	0.25	8-18-2020	27,030,000	27,028,027
Erste Abwicklungsanstalt 144A(z)	0.20	11-5-2020	60,000,000	59,971,061
Erste Abwicklungsanstalt 144A(z)	0.22	10-8-2020	55,000,000	54,984,714
Erste Abwicklungsanstalt 144A(z)	0.22	10-13-2020	88,900,000	88,872,041
Exxon Mobil Corporation (z)	0.50	9-23-2020	32,000,000	31,993,952
Exxon Mobil Corporation (z)	0.74	8-5-2020	10,000,000	9,999,881
Exxon Mobil Corporation (z)	0.82	9-22-2020	48,000,000	47,991,167
Exxon Mobil Corporation (z)	2.12	8-17-2020	60,000,000	59,997,649
GlaxoSmithKline LLC 144A(z)	1.41	8-14-2020	30,000,000	29,995,345
Koch Industries Incorporated (z)	0.22	8-3-2020	40,000,000	39,999,833
Koch Industries Incorporated (z)	0.30	9-21-2020	62,000,000	61,988,805
Nederlandse Waterschapsbank NV 144A(z)	0.19	11-2-2020	92,000,000	91,954,838
Nederlandse Waterschapsbank NV 144A(z)	0.20	10-28-2020	34,000,000	33,984,030
Nederlandse Waterschapsbank NV 144A(z)	0.21	10-8-2020	39,600,000	39,586,110
Nederlandse Waterschapsbank NV 144A(z)	0.22	10-13-2020	59,000,000	58,977,563
Nederlandse Waterschapsbank NV 144A(z)	0.30	10-5-2020	50,000,000	49,983,317
Province of Alberta 144A(z)	1.43	2-11-2021	16,000,000	15,979,200
Toyota Credit Canada Incorporated (z)	0.31	11-30-2020	30,000,000	29,968,077

				1,088,235,041

Total Commercial Paper (Cost $4,430,846,174)				4,431,693,839

Municipal Obligations: 20.71%

Arizona: 0.14%

Variable Rate Demand Note ø: 0.14%
Arizona Health Facility Authority Floater Series 2015 XF 2050 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.19	1-1-2037	16,000,000	16,000,000

Arkansas: 0.27%

Variable Rate Demand Note ø: 0.27%
Osceola AR Point Energy Association LLC Project (Water & Sewer Revenue, Goldman Sachs Bank USA LOC)	0.18	4-1-2036	31,000,000	31,000,000

California: 4.24%

Other Municipal Debt: 1.76%
California Department of Water Resources Series 1 (Water & Sewer Revenue, Bank of America NA LIQ)	0.15	8-14-2020	11,411,000	11,411,219
California Department of Water Resources Series 1 (Water & Sewer Revenue, Bank of America NA LIQ)	0.15	8-14-2020	25,614,000	25,614,492
California Department of Water Resources Series 1 (Water & Sewer Revenue, Bank of America NA SPA)	0.21	8-14-2020	9,324,000	9,324,035
California Department of Water Resources Series 1 (Water & Sewer Revenue, Bank of America NA LIQ)	0.21	8-14-2020	30,356,000	30,356,000
California Series B-2 (GO Revenue)	0.23	10-15-2020	12,000,000	12,000,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Other Municipal Debt (continued)
California Series B-2 (GO Revenue)	0.28%	9-10-2020	$21,000,000	$21,000,932
California Series B-2 (GO Revenue)	0.33	8-6-2020	20,000,000	20,000,666
California Series B-7 (GO Revenue, State Street Bank & Trust Company LOC)	0.30	9-3-2020	16,480,000	16,480,300
Los Angeles County Metropolitan Transportation Authority Series A (Tax Revenue)	0.26	8-17-2020	10,500,000	10,500,198
San Francisco CA Public Utilities Commission of the City & County Tender Option Bond Trust Receipts/Certificates Series A (Water & Sewer Revenue)	0.25	9-17-2020	16,000,000	16,001,045
San Jose CA International Airport Subordinated Series B (Airport Revenue)	0.35	8-12-2020	11,912,000	11,912,783
University of California Series A (Education Revenue)	0.22	8-7-2020	15,000,000	15,000,086

				199,601,756

Variable Rate Demand Notes ø: 2.48%
California Kindergarten Series A1 (GO Revenue, Citibank NA LOC)	0.11	5-1-2034	31,000,000	31,000,000
California Kindergarten University Public Education Facilities Series 2003-A (GO Revenue, Bank of Montreal LOC)	0.11	5-1-2033	29,380,000	29,380,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Tax Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.38	3-1-2036	8,500,000	8,500,000
San Diego CA Housing Revenue Park and Market Apartments Series A (Housing Revenue, Bank of Tokyo-Mitsubishi LOC)	0.17	6-1-2057	33,600,000	33,600,000
San Francisco CA City & County Apartments Community International Revenue Series C (Airport Revenue, Sumitomo Mitsui Banking LOC)	0.17	5-1-2058	43,330,000	43,330,000
San Francisco CA City & County Housing Revenue Block 8 Tower Apartments Series H1 (Housing Revenue, Bank of China LOC)	0.27	11-1-2056	41,935,000	41,935,000
San Francisco CA City & County Housing Revenue Block 8 Tower Apartments Series H2 (Housing Revenue, Bank of China LOC)	0.25	11-1-2056	50,870,000	50,870,000
Tender Option Bond Trust Receipts/Various States (Transportation Revenue, Bank of America NA LIQ) 144A	0.16	4-1-2049	14,400,000	14,400,000
University of California Revenues Series AL1 (Education Revenue)	0.11	5-15-2048	29,325,000	29,325,000

				282,340,000

Colorado: 0.96%

Variable Rate Demand Notes ø: 0.96%
Colorado HFA Adjusted Taxable Single Family Mortgage (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA)	0.20	11-1-2050	15,000,000	15,000,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	0.27	5-1-2052	68,390,000	68,390,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue) 144A	0.17	1-1-2027	26,000,000	26,000,000

				109,390,000

District of Columbia: 0.13%

Other Municipal Debt: 0.13%
District of Columbia (GO Revenue) (z)	0.30	9-1-2020	15,000,000	14,995,478

Florida: 0.51%

Variable Rate Demand Notes ø: 0.51%
Miami-Dade County FL Water and Wastewater System (Water & Sewer Revenue, AGM Insured, Credit Suisse LIQ) 144A	0.19	10-1-2033	23,750,000	23,750,000
Orlando FL Utilities Commission Series 1 (Utilities Revenue, TD Bank NA SPA)	0.15	10-1-2033	34,010,000	34,010,000

				57,760,000

The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Georgia: 0.83%

Variable Rate Demand Notes ø: 0.83%
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.38%	12-1-2022	$34,000,000	$34,000,000
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.38	12-1-2022	61,000,000	61,000,000

				95,000,000

Illinois: 1.03%

Variable Rate Demand Notes ø: 1.03%
Illinois Development Finance Authority YMCA Metropolitan Chicago Project Series 2001 Illinois Development Finance Authority (Miscellaneous Revenue, BMO Harris Bank NA LOC)	0.18	6-1-2029	27,600,000	27,600,000
Illinois Finance Authority North Park University Project (Education Revenue, U.S. Bank NA LOC)	0.14	10-1-2029	12,000,000	12,000,000
Illinois Finance Authority Revenue University of Chicago Series 2008 (Education Revenue, U.S. Bank NA SPA)	0.16	7-1-2038	40,243,000	40,243,000
Illinois Finance Authority Revenue Various North Shore University Health System Series B (Health Revenue, JPMorgan Chase & Company SPA)	0.14	8-15-2049	37,000,000	37,000,000

				116,843,000

Indiana: 0.36%

Other Municipal Debt: 0.36%
Indiana Finance Authority Trinity Health Credit Group Series D-2 (Miscellaneous Revenue)	0.21	8-18-2020	40,710,000	40,709,397

Kansas: 0.08%

Variable Rate Demand Note ø: 0.08%
Olathe KS Multi-Modal-Diamant Boart Series B (Industrial Development Revenue, Svenska HandelsBanken LOC)	0.68	3-1-2027	8,900,000	8,900,000

Kentucky: 0.37%

Variable Rate Demand Notes ø: 0.37%
Daviess County KY Waste Disposal Facility Revenue Scott Paper Company Project B (Industrial Development Revenue)	0.19	12-1-2023	25,000,000	25,000,000
Kentucky Housing Corporation Series O (Housing Revenue, Kentucky Housing Corporation SPA)	0.21	1-1-2036	9,855,000	9,855,000
Kentucky Housing Corporation Series T (Housing Revenue, Kentucky Housing Corporation SPA)	0.21	7-1-2037	6,775,000	6,775,000

				41,630,000

Maine: 0.62%

Variable Rate Demand Notes ø: 0.62%
Maine Housing Authority Mortgage Purchase Various Taxable Series E (Housing Revenue, Barclays Bank plc SPA)	0.18	11-15-2052	50,300,000	50,300,000
Portland ME Pension Bonds (GO Revenue, Sumitomo Mitsui Banking SPA)	0.25	6-1-2026	19,845,000	19,845,000

				70,145,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 0.26%

Other Municipal Debt: 0.13%
Montgomery County MD BAN Series 2009A (GO Revenue, JPMorgan Chase & Company LIQ)	0.20%	8-25-2020	$15,000,000	$15,000,206

Variable Rate Demand Note ø: 0.13%
Tender Option Bond Trust Receipts/Certificates(Miscellaneous Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	5-1-2026	15,000,000	15,000,000

Massachusetts: 0.15%

Other Municipal Debt: 0.15%
Massachusetts Educational Financing Authority Series A (Education Revenue, Royal Bank of Canada LOC)	0.25	9-10-2020	17,000,000	17,000,377

Michigan: 0.31%

Variable Rate Demand Note ø: 0.31%
Michigan Housing Development AMT Refunding Bond Series B (Housing Revenue, Industrial & Commercial Bank of China Limited SPA)	0.29	6-1-2038	35,340,000	35,340,000

Missouri: 0.25%

Variable Rate Demand Note ø: 0.25%
Missouri HEFA Series 2018E (Health Revenue)	0.14	6-1-2036	28,110,000	28,110,000

New Hampshire: 0.40%

Variable Rate Demand Note ø: 0.40%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	0.38	10-1-2028	45,000,000	45,000,000

New Jersey: 0.41%

Variable Rate Demand Note ø: 0.41%
Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	0.29	4-1-2047	46,900,000	46,900,000

New York: 3.17%

Other Municipal Debt: 1.02%
Long Island Power Authority Series 2015-GR1A (Utilities Revenue, TD Bank NA LOC)	0.16	9-1-2020	15,000,000	15,000,000
Long Island Power Authority Series 2015-GR5A (Utilities Revenue)	0.21	8-5-2020	40,000,000	40,000,056
New York Dormitory Authority Personal Income Tax Revenue Series B (Tax Revenue)	5.00	3-31-2021	43,000,000	44,371,610
Port Authority of NY & NJ Series C (Airport Revenue)	0.45	10-15-2020	4,000,000	4,000,166
Port Authority of NY & NJ Series C (Airport Revenue)	0.50	9-24-2020	8,000,000	8,000,358
Port Authority of NY & NJ Series C (Airport Revenue)	0.55	9-3-2020	4,000,000	4,000,371

				115,372,561

Variable Rate Demand Notes ø: 2.15%
Metropolitan Transportation Authority Revenue Series 2012G (Transportation Revenue, Barclays Bank plc LOC)	0.14	11-1-2032	45,100,000	45,100,000
New York Dormitory Authority Personal Income Tax Revenue Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	0.33	3-15-2040	4,000,000	4,000,000
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	0.55	3-15-2040	16,000,000	16,000,000

The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
New York City NY Transitional Finance Authority Revenue Variable Subordinate Bonds Future Tax Secured Fiscal 2018 Series C-6 (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.19%	5-1-2047	$36,195,000	$36,195,000
New York HFA 222 East 44th Street Series B (Housing Revenue, Bank of China LOC)	0.22	5-1-2050	11,165,000	11,165,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.33	6-15-2044	16,000,000	16,000,000
New York NY Adjusted Fiscal 2017 Subordinate Bonds Series A-4 (GO Revenue, Citibank NA LOC)	0.14	8-1-2044	14,355,000	14,355,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB-2 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	0.14	6-15-2049	29,570,000	29,570,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.16	8-1-2043	37,425,000	37,425,000
New York State Housing Finance Agency (Housing Revenue, FHLMC LIQ)	0.24	11-1-2036	10,000,000	10,000,000
New York Various Fiscal 2014 Series I Subordinated Series (GO Revenue, Citibank NA LOC)	0.15	3-1-2044	25,000,000	25,000,000

				244,810,000

North Carolina: 0.26%

Variable Rate Demand Note ø: 0.26%
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue, JPMorgan Chase & Company SPA)	0.18	11-1-2034	30,000,000	30,000,000

Oregon: 0.13%

Variable Rate Demand Note ø: 0.13%
Portland OR Portland International Airport (Airport Revenue, Bank of China LOC)	0.25	7-1-2026	14,685,000	14,685,000

Other: 2.15%

Variable Rate Demand Notes ø: 1.91%
Fortenbery Children 2017 Irrevocable Trust (Miscellaneous Revenue, FHLB LOC)	0.22	5-1-2037	12,275,000	12,275,000
JPMorgan Chase Puttable Tax-Exempt ReceiptsTrust Various Series 5039 (JPMorgan Chase & Company LIQ, JPMorgan Chase & Company LOC)	0.42	11-16-2022	70,000,000	70,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2019-007 (GO Revenue, Barclays Bank plc LOC) 144A	0.56	5/1/2029	11,000,000	11,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2019-014 (GO Revenue, Barclays Bank plc LOC) 144A	0.56	9-1-2027	20,985,000	20,985,000
Taxable Municipal Funding Trust Various States Series 2019-019 (Utilities Revenue, Barclays Bank plc LOC) 144A	0.56	11-26-2020	57,985,000	57,985,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-003 (GO Revenue, Barclays Bank plc LOC) 144A	0.56	1-16-2025	14,645,000	14,645,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-008 (GO Revenue, Barclays Bank plc LOC) 144A	0.56	5-1-2024	30,000,000	30,000,000

				216,890,000

Tennessee: 0.40%

Variable Rate Demand Note ø: 0.40%
Shelby County TN Various Public Improvement and School Series B (GO Revenue)	0.16	3-1-2031	45,320,000	45,320,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Texas: 3.34%

Other Municipal Debt: 1.73%
Dallas Fort Worth TX International Airport Series I (Airport Revenue)	0.65%	8-28-2020	$13,225,000	$13,224,879
Dallas Fort Worth TX International Airport Series I (Airport Revenue)	0.65	9-8-2020	9,000,000	9,001,136
Harris County TX Flood Control District Series H (Miscellaneous Revenue)	0.25	9-17-2020	55,000,000	54,999,274
Houston TX Series B-1 (Utilities Revenue, Bank of America NA LIQ)	0.25	10-1-2020	15,000,000	15,000,764
Texas PFA (Miscellaneous Revenue)	0.45	8-4-2020	17,000,000	17,000,670
Texas Tax & Revenue Anticipation Notes (GO Revenue)	4.00	8-27-2020	57,165,000	57,311,611
University of Texas Permanent University Fund Series A (Education Revenue)	0.16	9-9-2020	15,000,000	15,000,329
University of Texas Permanent University Fund Series A (Education Revenue)	0.17	8-12-2020	15,000,000	15,000,149

				196,538,812

Variable Rate Demand Notes ø: 1.61%
Gulf Coast TX IDA ExxonMobil Project Series 2012 (Industrial Development Revenue)	0.14	11-1-2041	65,840,000	65,840,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2010 (Industrial Development Revenue, Exxon Mobil Corporation)	0.12	11-1-2038	24,600,000	24,600,000
Texas Multi-Mode Mobility Fund Series B (Transportation Revenue)	0.15	4-1-2036	50,560,000	50,560,000
University of Texas Permanent University Funding System Series A (Education Revenue)	0.13	7-1-2037	42,650,000	42,650,000

				183,650,000

Virginia: 0.18%

Other Municipal Debt: 0.18%

Staunton City VA IDA Series 8-A1 (Industrial Development Revenue)	0.21	8-6-2020	20,825,000	20,824,931

Total Municipal Obligations (Cost $2,354,620,721)				2,354,756,518

Closed End Municipal Bond Fund Obligations: 0.26%
Invesco Dynamic Credit Opportunities Fund Variable Rate Demand Preferred Shares Series W-7 (300 shares) 0.36% 144A§øø			30,000,000	30,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $30,000,000)				30,000,000

Other Instruments: 1.07%
Altoona Blair County Development Corporation 144A§øø	0.22	9-1-2038	14,850,000	14,850,000
Altoona Blair County Development Corporation 144A§øø	0.22	9-1-2038	39,350,000	39,350,000
Gerald J Rubin Special Trust §øø	0.22	12-1-2048	14,215,000	14,215,000
Keep Memory Alive §øø	0.20	5-1-2037	33,210,000	33,210,000
Ken-Vin Life Company LLC §øø	0.22	12-1-2059	19,645,000	19,645,000

Total Other Instruments (Cost $121,270,000)				121,270,000

Other Notes: 0.72%

Corporate Bonds and Notes: 0.96%
American Association of Retired Persons §	0.17	5-1-2031	45,000,000	45,000,000

Cellmark Incorporated Taxable Notes Series 2018A §	0.22	6-1-2038	37,000,000	37,000,000

SSAB AB Series A §øø	0.22	6-1-2035	28,000,000	28,000,000

Total Other Notes (Cost $110,000,000)				110,000,000

Repurchase Agreements ^^: 6.81%

Credit Agricole, dated 7-31-2020, maturity value $194,176,618 (1)	0.10	8-3-2020	194,175,000	194,175,000

Standard Chartered Bank, dated 7-31-2020, maturity value $580,004,833 (2)	0.10	8-3-2020	580,000,000	580,000,000

Total Repurchase Agreements (Cost $774,175,000)				774,175,000

The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Treasury Debt: 15.78%

U.S. Cash Management Bill (z)	0.15%	10-27-2020	$200,000,000	$199,955,138

U.S. Cash Management Bill (z)	0.15	10-20-2020	192,000,000	191,962,560

U.S. Cash Management Bill (z)	0.16	12-15-2020	110,000,000	109,959,056

U.S. Cash Management Bill (z)	0.16	8-11-2020	105,000,000	104,998,016

U.S. Cash Management Bill (z)	0.17	11-3-2020	126,000,000	125,969,410

U.S. Cash Management Bill (z)	0.18	11-10-2020	125,000,000	124,974,219

U.S. Cash Management Bill (z)	0.25	9-15-2020	118,000,000	117,986,258

U.S. Treasury Bill (z)	0.14	9-17-2020	130,000,000	129,984,562

U.S. Treasury Bill (z)	0.15	11-5-2020	140,000,000	139,965,272

U.S. Treasury Bill (z)	0.16	9-24-2020	130,000,000	129,981,223

U.S. Treasury Bill (z)	0.16	11-19-2020	135,000,000	134,958,488

U.S. Treasury Bill (z)	0.16	11-27-2020	96,000,000	95,967,520

U.S. Treasury Bill (z)	0.17	12-3-2020	96,000,000	95,965,026

U.S. Treasury Bill (z)	0.19	12-10-2020	92,000,000	91,965,385

Total Treasury Debt (Cost $1,794,310,209)				1,794,592,133

Total investments in securities (Cost $11,365,254,040)	99.96%	11,369,005,199

Other assets and liabilities, net	0.04	4,901,375

Total net assets	100.00%	$11,373,906,574

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.50%, 12-1-2040 to 1-20-2050, fair value including accrued interest is $200,000,250.

(2)	U.S. government securities, 0.00% to 6.25%, 8-13-2020 to 6-20-2050, fair value including accrued interest is $592,078,996.

Abbreviations:

AGM	Assured Guaranty Municipal

AMT	Alternative minimum tax

BAN	Bond anticipation notes

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General obligation

HEFA	Health & Educational Facilities Authority

HFA	Housing Finance Authority

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

PFA	Public Finance Authority

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Statement of assets and liabilities—July 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $11,365,254,040)	$11,369,005,199
Cash	27,741
Receivable for investments sold	2,660,000
Receivable for Fund shares sold	150
Receivable for interest	6,592,449
Prepaid expenses and other assets	216,275

Total assets	11,378,501,814

Liabilities
Payable for Fund shares redeemed	100,000
Management fee payable	2,972,026
Dividends payable	573,554
Administration fees payable	488,549
Shareholder report expenses payable	257,310
Custody and accounting fees payable	110,019
Trustees’ fees and expenses payable	2,843
Accrued expenses and other liabilities	90,939

Total liabilities	4,595,240

Total net assets	$11,373,906,574

Net assets consist of
Paid-in capital	$11,374,067,754
Total distributable loss	(161,180)

Total net assets	$11,373,906,574

Computation of net asset value per share
Net assets – Administrator Class	$124,019,238
Shares outstanding – Administrator Class[1]	123,951,847
Net asset value per share – Administrator Class	$1.0005
Net assets – Institutional Class	$1,563,654,395
Shares outstanding – Institutional Class[1]	1,562,805,043
Net asset value per share – Institutional Class	$1.0005
Net assets – Select Class	$9,641,511,483
Shares outstanding – Select Class[1]	9,635,616,860
Net asset value per share – Select Class	$1.0006
Net assets – Service Class	$44,721,458
Shares outstanding – Service Class[1]	44,700,688
Net asset value per share – Service Class	$1.0005

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Statement of operations—six months ended July 31, 2020 (unaudited)

Investment income
Interest	$42,941,789

Expenses
Management fee	6,832,205
Administration fees
Administrator Class	64,585
Institutional Class	657,146
Select Class	1,524,225
Service Class	30,311
Shareholder servicing fees
Administrator Class	64,562
Service Class	56,800
Custody and accounting fees	159,605
Professional fees	31,392
Registration fees	42,262
Shareholder report expenses	16,467
Trustees’ fees and expenses	9,493
Other fees and expenses	65,838

Total expenses	9,554,891
Less: Fee waivers and/or expense reimbursements
Fund-level	(1,457,307)
Select Class	(1,176,594)
Service Class	(10,127)

Net expenses	6,910,863

Net investment income	36,030,926

Realized and unrealized gains (losses) on investments
Net realized losses on investments	(3,674,945)
Net change in unrealized gains (losses) on investments	2,294,396

Net realized and unrealized gains (losses) on investments	(1,380,549)

Net increase in net assets resulting from operations	$34,650,377

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Statement of changes in net assets

	Six months ended July 31, 2020 (unaudited)		Year ended January 31, 2020

Operations
Net investment income		$36,030,926		$200,536,454
Net realized gains (losses) on investments		(3,674,945)		115,159
Net change in unrealized gains (losses) on investments		2,294,396		519,257

Net increase in net assets resulting from operations		34,650,377		201,170,870

Distributions to shareholders from net investment income and net realized gains
Administrator Class		(430,858)		(2,463,061)
Institutional Class		(6,138,238)		(34,480,790)
Select Class		(29,307,743)		(162,480,176)
Service Class		(154,087)		(1,169,303)

Total distributions to shareholders		(36,030,926)		(200,593,330)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	105,693,237	105,747,824	304,292,625	304,417,847
Institutional Class	5,583,200,583	5,585,757,506	7,307,497,722	7,310,378,605
Select Class	30,473,287,470	30,491,414,132	43,141,092,358	43,162,070,083
Service Class	107,230,315	107,265,008	284,421,114	284,525,386

		36,290,184,470		51,061,391,921

Reinvestment of distributions
Administrator Class	428,921	429,038	2,286,271	2,287,236
Institutional Class	5,029,376	5,031,082	31,083,601	31,095,996
Select Class	23,417,874	23,428,574	133,529,867	133,596,397
Service Class	123,568	123,584	805,331	805,647

		29,012,278		167,785,276

Payment for shares redeemed
Administrator Class	(95,671,728)	(95,711,192)	(285,711,749)	(285,829,450)
Institutional Class	(5,729,595,114)	(5,731,957,236)	(7,207,293,293)	(7,210,108,091)
Select Class	(27,976,994,156)	(27,991,753,136)	(42,615,048,851)	(42,635,758,688)
Service Class	(118,522,616)	(118,553,117)	(299,657,734)	(299,770,183)

		(33,937,974,681)		(50,431,466,412)

Net increase in net assets resulting from capital share transactions		2,381,222,067		797,710,785

Total increase in net assets		2,379,841,518		798,288,325

Net assets
Beginning of period		8,994,065,056		8,195,776,731

End of period		$11,373,906,574		$8,994,065,056

The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0005	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Net investment income	0.0033	0.0203	0.0188	0.0096	0.0028	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0001	0.0001	0.0000 [3]	0.0003	0.00 [2]

Total from investment operations	0.0033	0.0204	0.0189	0.0096	0.0031	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0033)	(0.0203)	(0.0188)	(0.0096)	(0.0028)	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	(0.0000)[3]	0.0000	0.00

Total distributions to shareholders	(0.0033)	(0.0203)	(0.0188)	(0.0096)	(0.0028)	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0005	$1.0004	$1.0003	$1.0003	$1.00
Total return[4]	0.35%	2.05%	1.91%	0.96%	0.31%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.35%	0.36%	0.40%	0.35%	0.34%
Net expenses	0.32%	0.33%	0.33%	0.32%	0.33%	0.25%
Net investment income	0.67%	2.01%	1.87%	0.96%	0.24%	0.03%
Supplemental data
Net assets, end of period (000s omitted)	$124,019	$113,555	$92,671	$92,542	$82,591	$258,152

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0004	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Net investment income	0.0039	0.0216	0.0202	0.0108	0.0039	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0000 [3]	0.0000 [3]	0.0000 [3]	0.0005	0.00 [2]

Total from investment operations	0.0040	0.0216	0.0202	0.0108	0.0044	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0039)	(0.0216)	(0.0201)	(0.0108)	(0.0041)	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	(0.0000)[3]	0.0000	0.00

Total distributions to shareholders	(0.0039)	(0.0216)	(0.0201)	(0.0108)	(0.0041)	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0004	$1.0004	$1.0003	$1.0003	$1.00
Total return[4]	0.41%	2.18%	2.04%	1.09%	0.44%	0.08%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.24%	0.28%	0.23%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.75%	2.14%	2.03%	1.11%	0.36%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$1,563,654	$1,704,936	$1,573,458	$1,104,814	$749,052	$8,252,614

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SELECT CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0005	$1.0005	$1.0004	$1.0004	$1.0000	$1.00
Net investment income	0.0043	0.0223	0.0208	0.0116	0.0048	0.00 [2]
Net realized and unrealized gains (losses) on investments	(0.0000)[3]	0.0000 [4]	0.0001	0.0000 [4]	0.0004	0.00 [2]

Total from investment operations	0.0043	0.0223	0.0209	0.0116	0.0052	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0042)	(0.0223)	(0.0208)	(0.0116)	(0.0048)	(0.00)[2]
Net realized gains	0.0000	(0.0000)[4]	0.0000	(0.0000)[4]	0.0000	0.00

Total distributions to shareholders	(0.0042)	(0.0223)	(0.0208)	(0.0116)	(0.0048)	0.00 [2]
Net asset value, end of period	$1.0006	$1.0005	$1.0005	$1.0004	$1.0004	$1.00
Total return[5]	0.43%	2.25%	2.11%	1.16%	0.52%	0.15%
Ratios to average net assets (annualized)
Gross expenses	0.19%	0.19%	0.20%	0.24%	0.19%	0.18%
Net expenses	0.13%	0.13%	0.13%	0.12%	0.13%	0.13%
Net investment income	0.77%	2.21%	2.10%	1.19%	0.43%	0.16%
Supplemental data
Net assets, end of period (000s omitted)	$9,641,511	$7,119,681	$6,459,320	$5,717,659	$3,386,093	$37,219,390

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is more than $(0.00005)

[4]	Amount is less than $0.00005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SERVICE CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0004	$1.0004	$1.0003	$1.0003	$1.0000	$1.00
Net investment income	0.0029	0.0194	0.0177	0.0085	0.0016	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	(0.0001)	0.0002	0.0000 [3]	0.0005	0.00 [2]

Total from investment operations	0.0029	0.0193	0.0179	0.0085	0.0021	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0028)	(0.0193)	(0.0178)	(0.0085)	(0.0018)	(0.00)[2]
Net realized gains	0.0000	(0.0000)[3]	0.0000	(0.0000)[3]	0.0000	0.00

Total distributions to shareholders	(0.0028)	(0.0193)	(0.0178)	(0.0085)	(0.0018)	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0004	$1.0004	$1.0003	$1.0003	$1.00
Total return[4]	0.29%	1.95%	1.81%	0.85%	0.21%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.50%	0.51%	0.51%	0.55%	0.52%	0.51%
Net expenses	0.42%	0.43%	0.43%	0.43%	0.43%	0.27%
Net investment income	0.61%	1.92%	1.79%	0.84%	0.13%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$44,721	$55,893	$70,327	$61,415	$67,439	$898,288

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.

Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2020.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued

Institutional Money Market Funds  |  25

Notes to financial statements (unaudited)

securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2020, the aggregate cost of all investments for federal income tax purposes was $11,365,254,043 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$3,793,049

Gross unrealized losses	(41,893)

Net unrealized gains	$3,751,156

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

26  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Certificates of deposit	$0	$1,752,517,709	$0	$1,752,517,709

Commercial paper	0	4,431,693,839	0	4,431,693,839

Municipal obligations	0	2,354,756,518	0	2,354,756,518

Closed end municipal bond fund obligations	0	30,000,000	0	30,000,000

Other instruments	0	121,270,000	0	121,270,000

Other notes	0	110,000,000	0	110,000,000

Repurchase agreements	0	774,175,000	0	774,175,000

Treasury debt	0	1,794,592,133	0	1,794,592,133

Total assets	$0	$11,369,005,199	$0	$11,369,005,199

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2020, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A, an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Institutional Money Market Funds  |  27

Notes to financial statements (unaudited)

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Administrator Class	0.10%

Institutional Class	0.08

Select Class	0.04

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.33% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended July 31, 2020, Funds Management also voluntarily waived class-level expenses which represent 0.01% of the average daily net assets (on an annualized basis) of Administrator Class and 0.01% of the average daily net assets (on an annualized basis) of Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

28  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

7. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Institutional Money Market Funds  |  29

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

30  |  Institutional Money Market Funds

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 147 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Institutional Money Market Funds  |  31

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018

President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

N/A

James G. Polisson (Born 1959)	Trustee, since 2018

Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the

San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.

N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019 and Interim President of the McKnight Foundation since 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

32  |  Institutional Money Market Funds

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 82 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Institutional Money Market Funds  |  33

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Heritage Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Heritage Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement (the “WellsCap Sub-Advisory Agreement”) with Wells Capital Management Incorporated (“WellsCap”); and (iii) an investment sub-advisory agreement (the “WellsCap Singapore Sub-Advisory Agreement,” and together with the WellsCap Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with Wells Capital Management Singapore (together with WellsCap, each a “Sub-Adviser” and collectively, the “Sub-Advisers”), each an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and

34  |  Institutional Money Market Funds

Other information (unaudited)

supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three- and five-year periods ended December 31, 2019, and in range of the average investment performance of the Universe for the ten-year period ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for one-, three- and five-year periods ended March 31, 2020, and in range of the average investment performance of the Universe for the ten-year period ended March 31, 2020. The Board also noted that the investment performance of the Fund was in range of its benchmark, the Lipper Institutional Money Market Index, for all periods ended December 31, 2019.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Institutional Money Market Funds  |  35

Other information (unaudited)

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

36  |  Institutional Money Market Funds

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Institutional Money Market Funds  |  37

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0820-01047 09-20

SA304/SAR304 07-20

Semi-Annual Report

July 31, 2020

Retail Money Market Funds

∎	Wells Fargo Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Money Market Fund for the six-month period that ended July 31, 2020. Global stock markets tumbled in February and March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to offset much of the losses as central banks attempted to bolster capital markets and confidence. Fixed-income markets generally performed well, with the exception of high-yield bonds, as U.S. bonds overall achieved modest gains. U.S. and emerging market equities outperformed international developed market equities over the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 2.42% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 4.47%. The MSCI EM Index (Net)3 gained 3.08%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.69%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.29%, the Bloomberg Barclays Municipal Bond Index6 returned 1.96%, and the ICE BofA U.S. High Yield Index7 lost 0.23%.

Concerns about the coronavirus took over the market.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year U.S. Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, causing the price of West Texas Intermediate crude oil to plummet.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)

The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index, a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

In May, the equity market rebound continued, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive powerful well-known technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with both U.S. and U.K. retail sales rebounding substantially in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits due to expire at the end of July. However, unemployment remained in the double digits, easing somewhat from 14.7% in April to 11.1% in June. During June, numerous states reported alarming increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank by 9.5% and 12.1% in the U.S. and eurozone, respectively, from the previous quarter. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained historically high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector

“The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system.”

“Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine.”

Retail Money Market Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections. Despite the ongoing promise of positive early-stage vaccine trial results, economic activity could be held back by the continued spread of the virus and the end of a widely received $600-a-week bonus unemployment benefit in late July.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Retail Money Market Funds

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Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2020

		Including sales charge			Excluding sales charge			Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[2]

Class A (STGXX)	7-1-1992	–	–	–	1.01	0.86	0.44	0.69	0.60

Class C*	6-30-2010	-0.56	0.39	0.20	0.44	0.39	0.20	1.44	1.35

Premier Class (WMPXX)[3]	3-31-2016	–	–	–	1.46	1.23	0.62	0.30	0.20

Service Class (WMOXX)	6-30-2010	–	–	–	1.10	0.96	0.48	0.59	0.50

Yield summary (%) as of July 31, 20202

	Class A	Class C*	Premier Class	Service Class

7-day current yield	0.01	0.01	0.24	0.01

7-day compound yield	0.01	0.01	0.24	0.01

30-day simple yield	0.01	0.01	0.27	0.01

30-day compound yield	0.01	0.01	0.27	0.01

*	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

6  |  Retail Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2020[4]

Effective maturity distribution as of July 31, 2020[4]

Weighted average maturity as of July 31, 2020[5]

42 days

Weighted average life as of July 31, 2020[6]

47 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 1.35% for Class C, 0.20% for Premier Class, and 0.50% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been -0.31%, -1.05%, 0.08%, and -0.21% for Class A, Class C, Premier Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns for Premier Class shares would be higher.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 2-1-2020	Ending account value 7-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,002.66	$2.74	0.55%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$2.77	0.55%

Class C

Actual	$1,000.00	$1,000.73	$4.38	0.88%

Hypothetical (5% return before expenses)	$1,000.00	$1,020.49	$4.42	0.88%

Premier Class

Actual	$1,000.00	$1,004.75	$0.65	0.13%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.22	$0.65	0.13%

Service Class

Actual	$1,000.00	$1,003.05	$2.34	0.47%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.53	$2.36	0.47%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Certificates of Deposit: 14.76%
ABN Amro Bank NV	0.11%	8-3-2020	$50,000,000	$50,000,000
Banco Santander	1.26	12-9-2020	20,000,000	20,000,000
Bank of Montreal	1.25	1-11-2021	28,000,000	28,000,000
Bank of Nova Scotia (3 Month LIBOR +0.09%) ±	0.52	2-10-2021	10,000,000	10,000,000
Bank of Nova Scotia (3 Month LIBOR +0.13%) 144A±	0.58	11-9-2020	4,000,000	4,000,000
Citibank NA	1.40	9-2-2020	25,000,000	25,000,000
Citibank NA	1.40	9-30-2020	14,000,000	14,000,000
Credit Suisse New York (3 Month LIBOR +0.24%) ±	0.57	12-4-2020	9,000,000	9,000,000
Credit Suisse New York	1.28	1-25-2021	22,000,000	22,000,000
HSBC Bank USA NA	0.11	8-3-2020	50,000,000	50,000,000
Mitsubishi Trust & Bank Company	0.39	1-21-2021	30,000,000	30,000,000
MUFG Bank Limited of New York	0.98	8-28-2020	30,000,000	30,016,231
Nordea Bank AB (3 Month LIBOR +0.15%) ±	0.42	10-13-2020	13,000,000	13,000,000
Norinchukin Bank	0.30	8-18-2020	30,000,000	30,000,000
Norinchukin Bank	0.30	9-1-2020	42,000,000	41,999,999
Oversea-Chinese Banking	0.20	9-3-2020	30,000,000	29,999,484
Oversea-Chinese Banking	0.25	8-12-2020	24,000,000	24,000,000
Oversea-Chinese Banking	1.22	9-8-2020	10,000,000	10,000,000
Oversea-Chinese Banking	1.25	10-8-2020	22,000,000	22,000,000
Skandinaviska Enskilda Bank AB (3 Month LIBOR +0.15%) ±	0.45	10-2-2020	8,000,000	8,000,000
Skandinaviska Enskilda Bank AB (3 Month LIBOR +0.27%) ±	0.54	10-20-2020	4,000,000	4,000,926
Standard Chartered Bank	1.25	11-23-2020	20,000,000	20,000,000
Sumitomo Mitsui Banking Corporation	0.30	9-25-2020	28,000,000	28,000,000
Sumitomo Mitsui Banking Corporation (1 Month LIBOR +0.18%) ±	0.37	1-21-2021	30,000,000	30,000,000
Sumitomo Mitsui Trust NY	0.30	9-1-2020	22,000,000	22,000,000
Sumitomo Mitsui Trust NY	0.30	9-8-2020	25,000,000	25,000,000
Sumitomo Mitsui Trust NY	0.30	9-16-2020	30,000,000	30,000,000
Sumitomo Mitsui Trust NY	0.30	10-9-2020	18,000,000	18,000,000
Svenska Handelsbanken (3 Month LIBOR +0.16%) ±	0.43	10-16-2020	5,000,000	5,000,000
Svenska Handelsbanken Series A (3 Month LIBOR +0.15%) ±	0.43	10-15-2020	11,000,000	11,000,000
Toronto Dominion Bank	1.30	11-27-2020	15,000,000	15,000,000
Toronto Dominion Bank	1.30	12-30-2020	10,000,000	10,000,000
Toronto Dominion Bank	1.30	2-26-2021	15,000,000	15,000,000
UBS AG Stamford Branch (1 Month LIBOR +1.25%) ±	1.41	11-3-2020	25,000,000	25,000,000
UBS AG Stamford Branch (1 Month LIBOR +1.25%) ±	1.44	2-10-2021	23,000,000	23,000,000

Total Certificates of Deposit (Cost $752,016,640)				752,016,640

Commercial Paper: 39.31%

Asset-Backed Commercial Paper: 22.31%
Alpine Securitization LLC (3 Month LIBOR +0.08%) 144A±	0.46	11-19-2020	15,000,000	15,000,000
Anglesea Funding LLC 144A	0.20	11-25-2020	27,000,000	27,000,000
Anglesea Funding LLC 144A(z)	0.22	8-3-2020	25,340,000	25,340,000
Anglesea Funding LLC 144A(z)	0.29	10-1-2020	15,000,000	14,992,871
Anglesea Funding LLC 144A(z)	0.30	9-1-2020	25,000,000	24,993,958
Anglesea Funding LLC (1 Month LIBOR +0.45%) 144A±	0.62	10-26-2020	10,000,000	10,000,000
Anglesea Funding LLC (1 Month LIBOR +0.55%) 144A±	0.73	10-21-2020	26,000,000	26,000,000
Antalis SA 144A(z)	0.28	10-15-2020	12,410,000	12,402,954
Atlantic Asset Securization Corporation (z)	1.36	8-4-2020	7,000,000	6,999,738
Bedford Row Funding Corporation (3 Month LIBOR +0.09%) 144A±	0.37	10-7-2020	10,000,000	10,000,000
Bedford Row Funding Corporation (3 Month LIBOR +0.13%) 144A±	0.49	11-24-2020	5,000,000	5,000,000
Bennington Sark Cap Company 144A(z)	0.20	8-13-2020	55,000,000	54,996,944
Chesham Finance Limited 144A(z)	0.10	8-3-2020	20,000,000	20,000,000
Chesham Finance Limited 144A(z)	0.10	8-3-2020	20,000,000	20,000,000
Chesham Finance Limited 144A(z)	0.10	8-3-2020	20,000,000	20,000,000
Collateralized Commercial Paper V Company LLC (z)	0.25	8-7-2020	20,000,000	19,999,444

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  9

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Collateralized Commercial Paper V Company LLC (z)	0.25%	8-12-2020	$18,000,000	$17,998,875
Collateralized Commercial Paper V Company LLC (3 Month LIBOR +0.05%) ±	0.29	10-27-2020	15,000,000	15,000,000
Collateralized Commercial Paper V Company LLC (3 Month LIBOR +0.10%) ±	0.41	9-28-2020	5,000,000	5,000,000
Columbia Funding Company 144A(z)	0.30	10-22-2020	18,000,000	17,988,000
Concord Minutemen Capital Company 144A(z)	0.25	8-10-2020	47,000,000	46,997,678
Concord Minutemen Capital Company 144A(z)	0.30	8-24-2020	18,000,000	17,996,850
Concord Minutemen Capital Company 144A(z)	0.32	9-1-2020	20,000,000	19,994,844
CRC Funding LLC 144A(z)	1.26	10-9-2020	10,000,000	9,976,736
Crown Point Capital Company 144A(z)	0.37	8-6-2020	25,000,000	24,999,229
Crown Point Capital Company 144A(z)	1.26	10-15-2020	23,000,000	22,941,701
Crown Point Capital Company 144A(z)	1.76	8-3-2020	15,000,000	15,000,000
Glencove Funding LLC 144A	0.20	1-14-2021	15,000,000	15,000,000
Great Bridge Capital Company LLC 144A(z)	0.28	8-6-2020	20,000,000	19,999,533
Great Bridge Capital Company LLC 144A(z)	0.28	10-28-2020	35,000,000	34,976,589
Institutional Secured Funding LLC 144A(z)	0.25	8-3-2020	6,000,000	6,000,000
Institutional Secured Funding LLC 144A(z)	0.25	8-7-2020	29,060,000	29,059,193
Ionic Capital Management LLC (z)	0.44	10-8-2020	33,000,000	32,973,179
Ionic Capital Management LLC (z)	0.33	9-18-2020	15,000,000	14,993,675
Kells Funding LLC 144A(z)	0.25	9-11-2020	28,000,000	27,992,417
Kells Funding LLC 144A(z)	0.25	10-8-2020	25,000,000	24,988,542
Lexington Parker Capital Company LLC 144A(z)	0.28	10-23-2020	5,585,000	5,581,481
Lexington Parker Capital Company LLC 144A(z)	0.28	10-26-2020	50,000,000	49,967,333
Lexington Parker Capital Company LLC (z)	0.29	10-20-2020	25,000,000	24,984,508
Lexington Parker Capital Company LLC 144A(z)	0.33	8-10-2020	10,000,000	9,999,358
Lexington Parker Capital Company LLC 144A(z)	0.37	9-8-2020	10,000,000	9,996,300
LMA Americas LLC (z)	0.23	10-6-2020	15,000,000	14,993,867
LMA Americas LLC 144A(z)	0.32	9-10-2020	21,000,000	20,992,907
Mackinac Funding Company LLC 144A(z)	0.34	10-8-2020	14,000,000	13,991,273
Mackinac Funding Company LLC 144A(z)	0.36	10-13-2020	20,000,000	19,985,800
Mackinac Funding Company LLC 144A(z)	0.36	10-20-2020	20,000,000	19,984,400
Manhattan Asset Funding Company LLC 144A(z)	0.16	8-21-2020	17,227,000	17,225,622
Matchpoint Finance plc 144A(z)	0.10	8-3-2020	50,000,000	50,000,000
Mountcliff Funding LLC 144A(z)	0.22	8-6-2020	20,000,000	19,999,633
Mountcliff Funding LLC 144A(z)	0.31	10-19-2020	20,000,000	19,986,739
Mountcliff Funding LLC 144A(z)	0.34	9-9-2020	17,000,000	16,994,059
Mountcliff Funding LLC 144A(z)	0.50	8-3-2020	40,000,000	40,000,000
Old Line Funding LLC (1 Month LIBOR +0.14%) 144A±	0.32	10-22-2020	5,000,000	5,000,000
Ridgefield Funding Company 144A(z)	0.31	9-2-2020	30,000,000	29,992,250
Thunder Bay Funding LLC 144A(z)	1.43	10-5-2020	14,000,000	13,965,210

				1,136,243,690

Financial Company Commercial Paper: 6.12%
Australia & New Zealand Banking Group Limited (1 Month LIBOR +0.05%) 144A±	0.22	8-28-2020	10,000,000	10,000,000
Australia & New Zealand Banking Group Limited (3 Month LIBOR +0.11%) 144A±	0.48	11-27-2020	5,000,000	5,000,000
Banco Santander Chile 144A(z)	0.29	8-4-2020	7,000,000	6,999,944
Citigroup Global Markets Incorporated 144A(z)	1.31	9-3-2020	10,000,000	9,988,806
Commonwealth Bank of Australia (3 Month LIBOR +0.15%) 144A±	0.45	9-24-2020	8,000,000	8,000,000
Commonwealth Bank of Australia (3 Month LIBOR +0.12%) 144A±	0.57	11-9-2020	10,000,000	10,000,000
DBS Bank Limited 144A(z)	0.17	8-6-2020	15,000,000	14,999,788
Dexia Credit Local SA 144A(z)	0.22	10-19-2020	22,000,000	21,989,648
Dexia Credit Local SA 144A(z)	0.22	12-3-2020	15,000,000	14,988,817
Dexia Credit Local SA 144A(z)	0.23	10-16-2020	18,000,000	17,991,490
Dexia Credit Local SA 144A(z)	0.33	8-18-2020	40,000,000	39,994,500

The accompanying notes are an integral part of these financial statements.

10  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Dexia Credit Local SA 144A(z)	1.65%	8-17-2020	$13,000,000	$12,991,709
Federation des Caisses 144A(z)	0.17	9-8-2020	15,600,000	15,597,348
Federation des Caisses 144A(z)	0.22	10-13-2020	15,000,000	14,993,492
Federation des Caisses (3 Month LIBOR +0.10%) 144A±	0.41	9-9-2020	17,000,000	17,000,000
ING US Funding LLC (3 Month LIBOR +0.19%) 144A±	0.49	10-1-2020	8,000,000	8,000,000
National Australia Bank Limited (3 Month LIBOR +0.12%) 144A±	0.43	12-11-2020	9,000,000	9,000,000
National Securities Clearing Corporation 144A(z)	0.17	8-21-2020	10,000,000	9,999,150
National Securities Clearing Corporation 144A(z)	0.17	8-25-2020	15,000,000	14,998,442
Ontario Teachers Finance Trust 144A(z)	1.62	8-27-2020	8,000,000	7,991,413
Oversea-Chinese Banking Corporation Limited 144A(z)	0.89	9-14-2020	10,000,000	9,989,617
Sumitomo Mitsui Banking Corporation 144A(z)	0.30	9-16-2020	6,200,000	6,197,727
UBS AG (3 Month LIBOR +0.20%) 144A±	0.54	11-30-2020	25,000,000	25,006,939

				311,718,830

Other Commercial Paper: 10.88%
BNG Bank NV 144A(z)	1.65	8-21-2020	5,000,000	4,995,900
BNG Bank NV 144A(z)	0.16	8-27-2020	9,336,000	9,335,004
BNG Bank NV 144A(z)	0.16	8-31-2020	34,000,000	33,995,769
BNG Bank NV (1 Month LIBOR +0.10%) 144A±	0.26	11-6-2020	8,000,000	8,000,000
Chevron Corporation 144A(z)	1.26	9-15-2020	15,000,000	14,977,604
China International Marine Containers (z)	0.75	8-3-2020	42,000,000	42,000,000
COFCO Capital Corporation (z)	0.25	8-18-2020	10,000,000	9,998,958
Erste Abwicklungsanstalt 144A(z)	0.20	11-5-2020	30,000,000	29,984,333
Erste Abwicklungsanstalt 144A(z)	0.22	10-8-2020	35,000,000	34,985,883
Erste Abwicklungsanstalt 144A(z)	0.22	10-13-2020	25,000,000	24,989,153
Exxon Mobil Corporation (z)	0.50	9-23-2020	7,000,000	6,995,042
Exxon Mobil Corporation (z)	0.74	8-5-2020	20,000,000	19,999,183
Exxon Mobil Corporation (z)	0.82	9-22-2020	20,000,000	19,977,222
Exxon Mobil Corporation (z)	2.12	8-17-2020	30,000,000	29,975,500
GlaxoSmithKline LLC 144A(z)	1.41	8-14-2020	15,000,000	14,993,583
Koch Industries Incorporated (z)	0.22	8-3-2020	22,000,000	22,000,000
Koch Industries Incorporated (z)	0.30	9-21-2020	28,000,000	27,988,567
Nederlandse Waterschapsbank NV 144A(z)	0.19	11-2-2020	38,000,000	37,981,749
Nederlandse Waterschapsbank NV 144A(z)	0.20	10-28-2020	22,000,000	21,989,752
Nederlandse Waterschapsbank NV 144A(z)	0.21	10-8-2020	30,000,000	29,988,450
Nederlandse Waterschapsbank NV 144A(z)	0.22	10-13-2020	20,000,000	19,991,519
Nederlandse Waterschapsbank NV 144A(z)	0.30	10-5-2020	20,000,000	19,989,500
NRW Bank 144A(z)	0.19	10-21-2020	14,000,000	13,994,163
Province of Alberta 144A(z)	1.43	2-11-2021	9,000,000	8,932,320
Province of Alberta 144A(z)	1.61	8-13-2020	16,000,000	15,992,888
Toyota Credit Canada Incorporated (z)	0.31	11-30-2020	15,000,000	14,984,629
University of Chicago (z)	0.40	8-5-2020	15,000,000	14,999,667

				554,036,338

Total Commercial Paper (Cost $2,001,998,858)				2,001,998,858

Municipal Obligations: 23.02%

Arkansas: 0.39%

Variable Rate Demand Note ø: 0.39%
Osceola AR Point Energy Association LLC Project (Water & Sewer Revenue, Goldman Sachs Bank USA LOC)	0.18	4-1-2036	20,000,000	20,000,000

California: 5.64%

Other Municipal Debt: 2.70%
California Department of Water Resources Series 1 (Water & Sewer Revenue, Bank of America NA SPA)	0.15	8-14-2020	12,000,000	11,999,505

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
California Department of Water Resources Series 1 (Water & Sewer Revenue, Bank of America NA SPA)	0.21%	8-14-2020	$14,000,000	$14,000,000
Los Angeles County CA Metropolitan Transportation Authority Series A (Tax Revenue, Barclays Bank LOC)	0.26	8-17-2020	5,000,000	5,000,000
Orange County CA Municipal Water District Series 94B-T (Water & Sewer Revenue, Sumitomo Mitsui Banking Corporation LOC)	0.25	8-12-2020	16,000,000	16,000,000
San Francisco CA Public Utilities Commission of the City & County Tender Option Bond Trust Receipts/Certificates Series A (Water & Sewer Revenue, Bank of America NA LOC)	0.25	9-17-2020	7,566,000	7,566,000
San Jose CA International Airport Subordinated Series B (Airport Revenue, Bank of America NA LOC)	0.35	8-12-2020	5,000,000	5,000,000
State of California Series B-2 (GO Revenue, Royal Bank of Canada LOC)	0.23	10-15-2020	6,320,000	6,320,000
State of California Series B-2 (GO Revenue, Royal Bank of Canada LOC)	0.28	9-10-2020	10,000,000	10,000,000
State of California Series B-2 (GO Revenue, Royal Bank of Canada LOC)	0.33	8-6-2020	8,760,000	8,760,000
State of California Series B-4 (GO Revenue, TD Bank NA LOC)	0.25	8-19-2020	15,655,000	15,655,000
State of California Series B-5 (GO Revenue, U.S. Bank NA LOC)	0.40	8-10-2020	8,095,000	8,095,000
State of California Series B-7 (GO Revenue, State Street Bank & Trust Company LOC)	0.30	9-3-2020	8,000,000	8,000,000
University of California Series A (Education Revenue)	0.15	9-4-2020	13,900,000	13,898,573
University of California Series A (Education Revenue)	0.22	8-7-2020	7,000,000	7,000,000

				137,294,078

Variable Rate Demand Notes ø: 2.94%
California Department of Water Resources (Water & Sewer Revenue, Bank of America NA SPA)	0.21	8-14-2020	7,967,000	7,967,000
California Kindergarten Series A1 (GO Revenue, Citibank NA LOC)	0.11	5-1-2034	14,600,000	14,600,000
California State Kindergarten University Public Education Facilities Series 2003-A (GO Revenue, Bank of Montreal LOC)	0.11	5-1-2033	16,220,000	16,220,000
California Tender Option Bond Trust Receipts/Certificates Los Angeles Community College District Series 2016-TXG002 (GO Revenue, Bank of America NA LIQ) 144A	0.58	8-1-2049	10,500,000	10,500,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9003 (Tax Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.38	3-1-2036	3,965,000	3,965,000
San Diego CA Housing Revenue Park & Market Apartments Series A (Housing Revenue, Bank of Tokyo-Mitsubishi LOC)	0.17	6-1-2057	15,000,000	15,000,000
San Francisco CA City & County Apartments Community International Revenue Series C (Airport Revenue, Sumitomo Mitsui Banking LOC)	0.17	5-1-2058	19,000,000	19,000,000
San Francisco CA City & County Certificate of Participation Series B001 (Miscellaneous Revenue, Morgan Stanley Bank LIQ) 144A	0.55	11-1-2041	10,000,000	10,000,000
San Francisco CA City & County Housing Revenue Block 8 Tower Apartments Series H1 (Housing Revenue, Bank of China LOC)	0.27	11-1-2056	18,000,000	18,000,000
San Francisco CA City & County Housing Revenue Block 8 Tower Apartments Series H2 (Housing Revenue, Bank of China LOC)	0.25	11-1-2056	22,600,000	22,600,000
University of California Revenues Series AL1 (Education Revenue)	0.11	5-15-2048	12,000,000	12,000,000

				149,852,000

Colorado: 1.29%

Variable Rate Demand Notes ø: 1.29%
Colorado HFA Adjusted Taxable Single Family Mortgage (Housing Revenue, GNMA Insured, Royal Bank of Canada SPA)	0.17	11-1-2050	14,000,000	14,000,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	0.27	5-1-2052	37,000,000	37,000,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue) 144A	0.17	1-1-2027	14,490,000	14,490,000

				65,490,000

The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Delaware: 0.19%

Variable Rate Demand Note ø: 0.19%
Delaware Tender Option Bond Trust Receipts/Floater Certificates Series 2020 TPG015 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.82%	2-1-2038	$9,580,000	$9,580,000

District of Columbia: 0.14%

Other Municipal Debt: 0.14%
District of Columbia (GO Revenue, Barclays Bank LOC) (z)	0.30	9-1-2020	7,000,000	6,998,308

Florida: 0.19%

Variable Rate Demand Note ø: 0.19%
Orlando FL Utilities Commission Series 1 (Utilities Revenue, TD Bank NA SPA)	0.15	10-1-2033	9,600,000	9,600,000

Georgia: 0.88%

Variable Rate Demand Notes ø: 0.88%
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.38	12-1-2022	18,000,000	18,000,000
Macon-Bibb County GA Industrial Authority Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	0.38	12-1-2022	27,000,000	27,000,000

				45,000,000

Idaho: 0.25%

Other Municipal Debt: 0.25%
Idaho Housing & Finance Association (Housing Revenue, Barclays Bank LOC)	0.55	8-5-2020	7,000,000	7,000,000
Idaho Housing Agency (Housing Revenue, Barclays Bank LOC)	0.80	8-4-2020	6,000,000	6,000,000

				13,000,000

Illinois: 0.37%

Variable Rate Demand Note ø: 0.37%
Illinois State Finance Authority Revenue Various Northshore University Health System Series B (Health Revenue, JPMorgan Chase & Company SPA)	0.14	8-15-2049	18,640,000	18,640,000

Indiana: 0.39%

Other Municipal Debt: 0.39%
Indiana State Finance Authority Trinity Health Credit Group Series D-2 (Miscellaneous Revenue)	0.21	8-18-2020	20,000,000	20,000,000

Kentucky: 0.64%

Variable Rate Demand Notes ø: 0.64%
Daviess County KY Waste Disposal Facility Revenue Scott Paper Company Project B (Industrial Development Revenue)	0.19	12-1-2023	11,000,000	11,000,000
Kentucky Housing Corporation Series O (Housing Revenue, Kentucky Housing Corporation SPA)	0.21	1-1-2036	3,790,000	3,790,000
Kentucky Tender Option Bond Trust Receipts/Floater Certificates Series 2020-TPG016 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.68	2-16-2021	17,750,000	17,750,000

				32,540,000

Maryland: 0.29%

Other Municipal Debt: 0.29%
Montgomery County MD BAN Series 2009A (GO Revenue, JPMorgan Chase & Company LIQ)	0.20	8-25-2020	15,000,000	15,000,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Massachusetts: 0.20%

Other Municipal Debt: 0.20%
Massachusetts Educational Financing Authority Series A (Education Revenue, Royal Bank of Canada LOC)	0.25%	9-10-2020	$10,000,000	$10,000,000

Michigan: 0.24%

Variable Rate Demand Note ø: 0.24%
Michigan State Housing Development AMT Refunding Bond Series B (Housing Revenue, Industrial & Commercial Bank of China Limited SPA)	0.29	6-1-2038	12,435,000	12,435,000

Missouri: 0.31%

Variable Rate Demand Notes ø: 0.31%
Bridgeton MO IDA Stolze Printing (Industrial Development Revenue, Carrollton Bank LOC)	0.22	12-1-2047	3,800,000	3,800,000
Missouri HEFA Series 2018E (Health Revenue)	0.14	6-1-2036	11,780,000	11,780,000

				15,580,000

New Hampshire: 0.95%

Variable Rate Demand Notes ø: 0.95%
New Hampshire Business Finance Authority CJ Foods Manufacturing Beaumont Corporation Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	0.38	10-1-2028	24,000,000	24,000,000
New Hampshire National Finance Authority Industrial Development Revenue Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	0.38	7-1-2029	24,500,000	24,500,000

				48,500,000

New Jersey: 0.20%

Variable Rate Demand Note ø: 0.20%
Jets Stadium Development Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	0.29	4-1-2047	10,000,000	10,000,000

New York: 3.10%

Other Municipal Debt: 1.28%
Long Island Power Authority Series 2015-GR1A (Utilities Revenue, TD Bank NA LOC)	0.16	9-1-2020	7,000,000	7,000,000
Long Island Power Authority Series 2015-GR5A (Utilities Revenue)	0.21	8-5-2020	25,000,000	25,000,000
New York Dormitory Authority Personal Income Tax Revenue Series B (Tax Revenue)	5.00	3-31-2021	20,000,000	20,584,559
Port Authority of NY & NJ Series C (Airport Revenue)	0.45	10-15-2020	6,055,000	6,055,000
Port Authority of NY & NJ Series C (Airport Revenue)	0.50	9-24-2020	4,000,000	4,000,000
Port Authority of NY & NJ Series C (Airport Revenue)	0.55	9-3-2020	2,400,000	2,400,000

				65,039,559

Variable Rate Demand Notes ø: 1.82%
Metropolitan Transportation Authority Revenue Series 2012G (Transportation Revenue, Barclays Bank plc LOC)	0.14	11-1-2032	20,000,000	20,000,000
New York City NY Housing Development Corporation Multifamily Mortgage Revenue Susans Court Series A (Housing Revenue, Citibank NA LOC)	0.16	11-1-2039	21,600,000	21,600,000
New York City NY Transitional Finance Authority Revenue Variable Subordinate Bonds Future Tax Secured Fiscal 2018 Series C-6 (Tax Revenue, Sumitomo Mitsui Banking SPA)	0.19	5-1-2047	15,000,000	15,000,000
New York HFA 222 East 44th Street Series B (Housing Revenue, Bank of China LOC)	0.22	5-1-2050	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York NY Adjusted Fiscal 2017 Subordinate Bonds Series A-4 (GO Revenue, Citibank NA LOC)	0.14%	8-1-2044	$9,000,000	$9,000,000
New York NY Municipal Water Finance Authority Fiscal 2015 Series BB-2 (Water & Sewer Revenue, Mizuho Bank Limited SPA)	0.14	6-15-2049	6,880,000	6,880,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.16	8-1-2043	16,000,000	16,000,000

				92,480,000

North Carolina: 0.62%

Variable Rate Demand Note ø: 0.62%
North Carolina Medical Care Commission Novant Health Obligated Group Series A (Health Revenue, JPMorgan Chase & Company SPA)	0.18	11-1-2034	31,630,000	31,630,000

Ohio: 0.17%

Variable Rate Demand Note ø: 0.17%
Ohio Tender Option Bond Trust Receipts/Floater Certificates Series 2020-TPG017 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.54	12-1-2049	8,810,000	8,810,000

Oregon: 0.12%

Variable Rate Demand Note ø: 0.12%
Portland OR Portland International Airport (Airport Revenue, Bank of China LOC)	0.25	7-1-2026	6,000,000	6,000,000

Other: 2.44%

Variable Rate Demand Notes ø: 2.44%
JPMorgan Chase Puttable Tax-Exempt Receipts Derivative Inverse Tax-Exempt Receipts & Custodial Receipts Trust Series 5039 (JPMorgan Chase & Company LIQ, JPMorgan Chase & Company LOC)	0.42	11-16-2022	37,000,000	37,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2019-014 (GO Revenue, Barclays Bank plc LOC) 144A	0.56	9-1-2027	45,000,000	45,000,000
Taxable Municipal Funding Trust Various States Floaters Series 2019-BTMFT (GO Revenue, Barclays Bank plc LOC) 144A	0.26	9-1-2026	12,390,000	12,390,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-003 (GO Revenue, Barclays Bank plc LOC) 144A	0.56	1-16-2025	1,420,000	1,420,000
Taxable Municipal Funding Trust Various States Floaters Series 2020-008 (GO Revenue, Barclays Bank plc LOC) 144A	0.56	5-1-2024	14,540,000	14,540,000
Taxable Municipal Funding Trust Various States Series 2019-019 (Utilities Revenue, Barclays Bank plc LOC) 144A	0.56	11-26-2020	13,835,000	13,835,000

				124,185,000

Tennessee: 0.78%

Variable Rate Demand Note ø: 0.78%
Shelby County TN Various Public Improvement and School Series B (GO Revenue, State Street Bank & Trust Company SPA)	0.16	3-1-2031	40,000,000	40,000,000

Texas: 3.03%

Other Municipal Debt: 2.03%
Austin TX (Utilities Revenue, JPMorgan Chase & Company LIQ)	0.21	8-18-2020	13,960,000	13,960,000
Dallas Forth Worth TX International Airport Series I (Airport Revenue)	0.65	8-28-2020	7,000,000	7,000,000
Dallas Forth Worth TX International Airport Series I (Airport Revenue)	0.65	9-8-2020	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Other Municipal Debt (continued)
Harris County TX Flood Control District Series H (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.18%	9-17-2020	$4,730,000	$4,730,000
Harris County TX Flood Control District Series H (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.25	9-17-2020	20,660,000	20,660,000
Harris County TX Flood Control District Series H (Miscellaneous Revenue, JPMorgan Chase & Company LOC)	0.47	8-6-2020	3,000,000	3,000,000
Houston TX Series B-1 (Utilities Revenue, Bank of America NA SPA)	0.25	10-1-2020	5,000,000	5,000,000
Texas PFA (Miscellaneous Revenue)	0.45	8-4-2020	7,000,000	7,000,000
Texas Tax & Revenue Anticipation Notes (GO Revenue)	4.00	8-27-2020	31,000,000	31,073,460
University of Texas Permanent University Fund Series A (Education Revenue)	0.17	8-12-2020	7,000,000	6,999,848

				103,423,308

Variable Rate Demand Notes ø: 1.00%
Gulf Coast TX IDA Exxon Mobil Project Series 2012 (Industrial Development Revenue)	0.14	11-1-2041	28,000,000	28,000,000
Lower Neches Valley TX Authority Industrial Development Corporation Exxon Mobil Project Series 2010 (Industrial Development Revenue, Exxon Mobil Corporation)	0.12	11-1-2038	5,000,000	5,000,000
University of Texas Permanent University Funding System Series A (Education Revenue)	0.13	7-1-2037	18,000,000	18,000,000

				51,000,000

Virginia: 0.20%

Other Municipal Debt: 0.20%
Staunton City VA IDA Series 8-A1 (Industrial Development Revenue, Bank of America NA LOC)	0.21	8-6-2020	10,100,000	10,100,000

Total Municipal Obligations (Cost $1,172,177,253)				1,172,177,253

Closed End Municipal Bond Fund Obligations: 0.58%
Invesco Dynamic Credit Opportunities Fund Variable Rate Demand Preferred Shares Series W-7 (140 shares) 0.36% 144A§øø				14,000,000
Nuveen Short Duration Credit Opportunities Fund Taxable Fund Preferred Shares Series A (16,000 shares) 0.36% 144Aø			16,000,000	16,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $30,000,000)				30,000,000

Other Instruments: 0.37%
Altoona Blair County Development Corporation 144A§øø	0.22	4-1-2035	5,850,000	5,850,000
Altoona Blair County Development Corporation 144A§øø	0.22	9-1-2038	3,000,000	3,000,000
Fiddyment Ranch Apartments LP §øø	0.22	9-1-2057	2,000,000	2,000,000
Fiddyment Ranch Apartments LP §øø	0.22	9-1-2057	2,000,000	2,000,000
Keep Memory Alive §øø	0.20	5-1-2037	2,890,000	2,890,000
Southside Brookshore §øø	0.22	9-1-2059	2,640,000	2,640,000

Total Other Instruments (Cost $18,380,000)				18,380,000

Other Notes: 0.33%

Corporate Bonds and Notes: 0.33%
Cellmark Incorporated §ø	0.22	6-1-2038	16,000,000	16,000,000
SSAB AB Series A §øø	0.22	6-1-2035	1,000,000	1,000,000

Total Other Notes (Cost $17,000,000)				17,000,000

The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase Agreements^^: 8.07%
Credit Agricole SA, dated 7-31-2020, maturity value $111,025,925 (1)	0.10%	8-3-2020	$111,025,000	$111,025,000
Standard Chartered Bank, dated 7-31-2020, maturity value $300,002,500 (2)	0.10	8-3-2020	300,000,000	300,000,000

Total Repurchase Agreements (Cost $411,025,000)				411,025,000

Treasury Debt: 12.99%
U.S. Cash Management Bill (z)	0.15	10-27-2020	70,000,000	69,975,539
U.S. Cash Management Bill (z)	0.15	10-20-2020	80,000,000	79,973,480
U.S. Cash Management Bill (z)	0.16	12-15-2020	25,000,000	24,985,344
U.S. Cash Management Bill (z)	0.17	11-3-2020	50,000,000	49,977,798
U.S. Cash Management Bill (z)	0.18	11-10-2020	53,000,000	52,974,260
U.S. Cash Management Bill (z)	0.25	9-15-2020	56,000,000	55,983,612
U.S. Treasury Bill (z)	0.14	9-17-2020	50,000,000	49,991,345
U.S. Treasury Bill (z)	0.15	11-5-2020	40,000,000	39,984,203
U.S. Treasury Bill (z)	0.16	9-24-2020	50,000,000	49,988,806
U.S. Treasury Bill (z)	0.16	11-19-2020	45,000,000	44,979,075
U.S. Treasury Bill (z)	0.16	8-11-2020	25,000,000	24,999,114
U.S. Treasury Bill (z)	0.16	11-27-2020	38,000,000	37,980,103
U.S. Treasury Bill (z)	0.17	12-3-2020	40,000,000	39,977,430
U.S. Treasury Bill (z)	0.19	12-10-2020	40,000,000	39,972,767

Total Treasury Debt (Cost $661,742,876)				661,742,876

Total investments in securities (Cost $5,064,340,627)	99.43%	5,064,340,627

Other assets and liabilities, net	0.57	28,873,694

Total net assets	100.00%	$5,093,214,321

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
(z)	Zero coupon security. The rate represents the current yield to maturity.
ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.50%, 12-1-2040 to 1-20-2050, fair value including accrued interest is $114,355,750.

(2)	U.S. government securities, 0.00% to 6.25%, 8-13-2020 to 6-20-2050, fair value including accrued interest is $306,247,757.

Abbreviations:

AMT	Alternative minimum tax

BAN	Bond anticipation notes

FHLB	Federal Home Loan Bank

GNMA	Government National Mortgage Association

GO	General Obligation

HEFA	Health & Educational Facilities Authority

HFA	Housing Finance Authority

IDA	Industrial Development Authority

LIBOR	London Interbank Offered Rate

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

PFA	Public Finance Authority

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Statement of assets and liabilities—July 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$5,064,340,627
Cash	15,018
Receivable for investments sold	17,161,529
Receivable for Fund shares sold	23,131,725
Receivable for interest	3,357,464
Prepaid expenses and other assets	935,021

Total assets	5,108,941,384

Liabilities
Payable for Fund shares redeemed	14,992,689
Management fee payable	133,483
Dividends payable	84,259
Administration fees payable	432,872
Distribution fee payable	3,285
Trustees’ fees and expenses payable	2,168
Accrued expenses and other liabilities	78,307

Total liabilities	15,727,063

Total net assets	$5,093,214,321

Net assets consist of
Paid-in capital	$5,094,025,308
Total distributable loss	(810,987)

Total net assets	$5,093,214,321

Computation of net asset value per share
Net assets – Class A	$469,049,825
Shares outstanding – Class A1	469,062,409
Net asset value per share – Class A	$1.00
Net assets – Class C	$4,874,893
Shares outstanding – Class C1	4,875,057
Net asset value per share – Class C	$1.00
Net assets – Premier Class	$4,607,249,785
Shares outstanding – Premier Class[1]	$4,607,373,482
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$12,039,818
Shares outstanding – Service Class[1]	12,040,148
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Statement of operations—six months ended July 31, 2020 (unaudited)

Investment income
Interest	$18,008,153

Expenses
Management fee	3,867,899
Administration fees
Class A	526,169
Class C	4,952
Premier Class	1,349,950
Service Class	7,351
Shareholder servicing fees
Class A	596,421
Class C	5,627
Service Class	15,312
Distribution fee
Class C	16,861
Custody and accounting fees	30,390
Professional fees	22,854
Registration fees	87,556
Shareholder report expenses	35,960
Trustees’ fees and expenses	10,289
Other fees and expenses	23,699

Total expenses	6,601,290
Less: Fee waivers and/or expense reimbursements
Fund-level	(2,174,769)
Class A	(51,501)
Class C	(7,739)
Premier Class	(816,171)
Service Class	(669)

Net expenses	3,550,441

Net investment income	14,457,712
Net realized losses on investments	(492,099)

Net increase in net assets resulting from operations	$13,965,613

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Statement of changes in net assets

	Six months ended July 31, 2020 (unaudited)		Year ended January 31, 2020

Operations
Net investment income		$14,457,712		$26,833,839
Net realized gains (losses) on investments		(492,099)		16,052

Net increase in net assets resulting from operations		13,965,613		26,849,891

Distributions to shareholders from net investment income and net realized gains
Class A		(1,243,370)		(8,361,607)
Class C		(2,593)		(37,781)
Premier Class		(13,175,093)		(18,212,417)
Service Class		(36,656)		(222,034)

Total distributions to shareholders		(14,457,712)		(26,833,839)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	137,526,421	137,526,421	160,152,326	160,152,326
Class C	4,040,901	4,040,901	1,340,300	1,340,300
Premier Class	5,208,018,752	5,208,018,752	2,910,104,056	2,910,104,056
Service Class	1,039,901	1,039,901	1,520,533	1,520,533

		5,350,625,975		3,073,117,215

Reinvestment of distributions
Class A	1,243,370	1,243,370	8,230,315	8,230,315
Class C	2,593	2,593	37,442	37,442
Premier Class	13,175,093	13,175,093	17,829,814	17,829,814
Service Class	36,656	36,656	215,827	215,827

		14,457,712		26,313,398

Payment for shares redeemed
Class A	(144,820,900)	(144,820,900)	(167,103,886)	(167,103,886)
Class C	(2,321,291)	(2,321,291)	(6,449,887)	(6,449,887)
Premier Class	(2,797,116,067)	(2,797,116,067)	(1,040,475,070)	(1,040,475,070)
Service Class	(1,072,243)	(1,072,243)	(1,579,489)	(1,579,489)

		(2,945,330,501)		(1,215,608,332)

Net increase in net assets resulting from capital share transactions		2,419,753,186		1,883,822,281

Total increase in net assets		2,419,261,087		1,883,838,333

Net assets
Beginning of period		2,673,953,234		790,114,901

End of period		$5,093,214,321		$2,673,953,234

The accompanying notes are an integral part of these financial statements.

20  |  Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00[1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.27%	1.76%	1.61%	0.64%	0.05%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.70%	0.76%	0.85%	0.83%	0.82%
Net expenses	0.55%	0.60%	0.62%	0.65%	0.55%	0.29%
Net investment income	0.52%	1.74%	1.60%	0.63%	0.03%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$469,050	$475,180	$474,040	$462,416	$539,989	$1,205,785

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  21

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
CLASS C		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00[1]	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.07%	1.00%	0.84%	0.04%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.45%	1.51%	1.60%	1.58%	1.57%
Net expenses	0.88%	1.35%	1.37%	1.23%	0.60%	0.29%
Net investment income	0.12%	1.03%	0.87%	0.03%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$4,875	$3,153	$8,229	$7,763	$13,293	$16,617

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22  |  Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
PREMIER CLASS		2020	2019	2018	2017[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.02	0.02	0.01	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.01	0.02	0.02	0.01	0.00 [2]
Distributions to shareholders from
Net investment income	(0.01)	(0.02)	(0.02)	(0.01)	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.48%	2.20%	2.03%	1.09%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.30%	0.33%	0.45%	0.45%
Net expenses	0.13%	0.15%	0.20%	0.20%	0.20%
Net investment income	0.78%	1.99%	2.26%	1.08%	0.43%
Supplemental data
Net assets, end of period (000s omitted)	$4,607,250	$2,183,582	$295,962	$101	$100

[1]	For the period from March 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SERVICE CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00[1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00[1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00[1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.31%	1.86%	1.72%	0.79%	0.11%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.60%	0.66%	0.74%	0.72%	0.72%
Net expenses	0.47%	0.50%	0.50%	0.50%	0.50%	0.28%
Net investment income	0.60%	1.84%	1.71%	0.74%	0.05%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$12,040	$12,038	$11,884	$11,910	$21,602	$274,245

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Retail Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Money Market Fund (the “Fund”) which is a diversified series of the Trust.

Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2020.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Retail Money Market Funds  |  25

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2020, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Certificate of deposit	$0	$752,016,640	$0	$752,016,640

Commercial paper	0	2,001,998,858	0	2,001,998,858

Municipal obligations	0	1,172,177,253	0	1,172,177,253

Closed end municipal bond fund obligations	0	30,000,000	0	30,000,000

Other instruments	0	18,380,000	0	18,380,000

Other notes	0	17,000,000	0	17,000,000

Repurchase agreements	0	411,025,000	0	411,025,000

Treasury debt	0	661,742,876	0	661,742,876

Total assets	$0	$5,064,340,627	$0	$5,064,340,627

26  |  Retail Money Market Funds

Notes to financial statements (unaudited)

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.20%

Next $5 billion	0.19

Over $10 billion	0.18

For the six months ended July 31, 2020, the management fee was equivalent to an annual rate of 0.20% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A, an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A, Class C	0.22%

Premier Class	0.08

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 1.35% for Class C shares, 0.20% for Premier Class shares and 0.50% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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Notes to financial statements (unaudited)

During the six months ended July 31, 2020, Funds Management also voluntarily waived class-level expenses as follows:

% of average daily net assets (annualized)

Class A	0.05%

Class C	0.47

Service Class	0.03

Distribution fee

The Trust has adopted a distribution plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

In addition, Funds Distributor is entitled to receive the contingent deferred sales charge on the redemption of certain Class C shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended July 31, 2020.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

7. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

28  |  Retail Money Market Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

Retail Money Market Funds  |  29

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 147 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

30  |  Retail Money Market Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019 and Interim President of the McKnight Foundation since 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Retail Money Market Funds  |  31

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 82 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

32  |  Retail Money Market Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement (the “WellsCap Sub-Advisory Agreement”) with Wells Capital Management Incorporated (“WellsCap”); and (iii) an investment sub-advisory agreement (the “WellsCap Singapore Sub-Advisory Agreement,” and together with the WellsCap Sub-Advisory Agreement, the “Sub-Advisory Agreements”) with Wells Capital Management Singapore (together with WellsCap, each a “Sub-Adviser” and collectively, the “Sub-Advisers”), each an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Advisers are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Advisers’ business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and

Retail Money Market Funds  |  33

Other information (unaudited)

supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class A) was in range of the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Class A) was higher than or in range of the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was in range of its benchmark, the Lipper Money Market Fund Index, for all periods ended December 31, 2019.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by either of the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

34  |  Retail Money Market Funds

Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Advisers’ profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and the Sub-Advisers from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

Retail Money Market Funds  |  35

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

36  |  Retail Money Market Funds

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0820-01044 09-20

SA306/SAR306 07-20

Semi-Annual Report

July 31, 2020

Institutional Money Market Funds

∎	Wells Fargo Municipal Cash Management Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Institutional Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2020. Global stock markets tumbled in February and March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to offset much of the losses as central banks attempted to bolster capital markets and confidence. Fixed-income markets generally performed well, with the exception of high-yield bonds, as U.S. bonds overall achieved modest gains. U.S. and emerging market equities outperformed international developed market equities over the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 2.42% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 4.47%. The MSCI EM Index (Net)3 gained 3.08%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.69%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.29%, the Bloomberg Barclays Municipal Bond Index6 returned 1.96%, and the ICE BofA U.S. High Yield Index7 lost 0.23%.

Concerns about the coronavirus took over the market.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year U.S. Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, causing the price of West Texas Intermediate crude oil to plummet.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Institutional Money Market Funds

Letter to shareholders (unaudited)

The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index, a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

In May, the equity market rebound continued, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive powerful well-known technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with both U.S. and U.K. retail sales rebounding substantially in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits due to expire at the end of July. However, unemployment remained in the double digits, easing somewhat from 14.7% in April to 11.1% in June. During June, numerous states reported alarming increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank by 9.5% and 12.1% in the U.S. and eurozone, respectively, from the previous quarter. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained historically high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector

“The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system.”

“Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine.”

Institutional Money Market Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections. Despite the ongoing promise of positive early-stage vaccine trial results, economic activity could be held back by the continued spread of the virus and the end of a widely received $600-a-week bonus unemployment benefit in late July.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Institutional Money Market Funds

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Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of July 31, 2020

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Administrator Class (WUCXX)	7-9-2010	0.88	0.79	0.41	0.43	0.30

Institutional Class (EMMXX)	11-20-1996	0.95	0.88	0.46	0.31	0.20

Service Class (EISXX)	11-25-1996	0.75	0.67	0.35	0.60	0.45

Yield summary (%) as of July 31, 20202

	Administrator Class	Institutional Class	Service Class

7-day current yield	0.01	0.11	0.01

7-day compound yield	0.01	0.11	0.01

30-day simple yield	0.02	0.09	0.01

30-day compound yield	0.02	0.09	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

6  |  Institutional Money Market Funds

Performance highlights (unaudited)

Revenue source as of July 31, 2020[3]

Effective maturity distribution as of July 31, 2020[3]

Weighted average maturity as of July 31, 2020[4]

18 days

Weighted average life as of July 31, 2020[5]

20 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.30% for Administrator Class, 0.20% for Institutional Class, and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been -0.15%, -0.03%, and -0.32% for Administrator Class, Institutional Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Institutional Money Market Funds  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2020	Ending account value 7-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Administrator Class

Actual	$1,000.00	$1,003.37	$1.44	0.29%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	$1.46	0.29%

Institutional Class

Actual	$1,000.00	$1,003.58	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%

Service Class

Actual	$1,000.00	$1,003.00	$1.74	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76	0.35%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 94.62%

Arizona: 10.13%

Variable Rate Demand Notes ø: 10.13%
Arizona HEFA Banner Health Series E (Health Revenue, Bank of America NA LOC)	0.17%	1-1-2029	$2,500,000	$2,500,000
Arizona IDA Phoenix Childrens Hospital (Health Revenue, JPMorgan Chase & Company LOC)	0.17	2-1-2048	3,500,000	3,500,000
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Education Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.36	12-15-2047	2,000,000	2,000,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.26	8-1-2026	2,500,000	2,500,000
Phoenix AZ IDA Various Mayo Clinic Series A (Health Revenue, Bank of America NA SPA)	0.12	11-15-2052	5,000,000	5,000,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.25	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.25	8-1-2027	1,250,000	1,250,000

				20,450,000

California: 15.41%

Other Municipal Debt: 0.76%
Los Angeles CA Tax & Revenue Anticipation Notes (GO Revenue)	4.00	6-24-2021	500,000	517,192
Los Angeles CA Tax & Revenue Anticipation Notes Series A (GO Revenue)	4.00	6-30-2021	500,000	517,280
Napa Valley CA Unified School District Tax & Revenue Anticipation Notes (GO Revenue)	4.00	2-26-2021	500,000	510,644

				1,545,116

Variable Rate Demand Notes ø: 14.65%
California HFFA Adventist Hospital Project Series B (Health Revenue, U.S. Bank NA LOC)	0.10	9-1-2028	5,000,000	5,000,000
California Series A-2 (GO Revenue, Bank of Montreal LOC)	0.11	5-1-2033	1,500,000	1,500,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	0.21	3-1-2057	4,900,000	4,900,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2466 (GO Revenue, BAM Insured, Citibank NA LIQ) 144A	0.20	8-1-2024	4,700,000	4,700,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1142 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.26	10-1-2049	1,000,000	1,000,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #85-7 Series A (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi LOC)	0.10	9-2-2032	3,400,000	3,400,000
Los Angeles CA Municipal Improvement Bond Series A-3 (GO Revenue)	0.20	8-6-2020	250,000	250,000
Mizuho Floater/Residual Interest Bond Series 2019-MIZ9007 (Housing Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.41	1-1-2040	4,500,000	4,500,000
Modesto CA MFHR Live Oak Apartments Project (Tax Revenue, FNMA Insured, FNMA LIQ)	0.27	9-15-2024	410,000	410,000
Sacramento CA Transportation Authority Sales Tax Refunding Bond Series A (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.17	10-1-2038	1,500,000	1,500,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	8-1-2022	2,415,000	2,415,000

				29,575,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  9

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Colorado: 0.30%

Other Municipal Debt: 0.25%
Colorado General Fund Tax & Revenue Anticipation Notes (GO Revenue) %%	4.00%	6-25-2021	$500,000	$516,903

Variable Rate Demand Note ø: 0.05%
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	0.50	11-1-2020	100,000	100,000

Connecticut: 1.50%

Other Municipal Debt: 1.50%
New London CT BAN (GO Revenue)	1.50	3-18-2021	3,000,000	3,022,082

Florida: 4.28%

Other Municipal Debt: 2.30%
Broward County FL Main Courthouse Project Series A (Tax Revenue)	5.25	10-1-2020	2,000,000	2,016,268
Florida Local Government Financial Commission (GO Revenue)	0.19	9-1-2020	2,632,000	2,632,092

				4,648,360

Variable Rate Demand Note ø: 1.98%
St. Lucie County FL Florida Power & Light Company (Industrial Development Revenue)	0.19	9-1-2028	4,000,000	4,000,000

Idaho: 0.24%

Variable Rate Demand Note ø: 0.24%
Idaho Health Facilities Authority Hospital Trinity Health Credit Group Series D (Health Revenue) %%	0.70	12-1-2048	485,000	485,000

Illinois: 5.30%

Variable Rate Demand Notes ø: 5.30%
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	0.32	7-1-2033	1,780,000	1,780,000
Lake County IL Multi-Family Housing (Housing Revenue, FHLMC LIQ)	0.28	11-1-2034	4,620,000	4,620,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue, Caterpillar Incorporated LOC)	0.41	2-1-2030	4,300,000	4,300,000

				10,700,000

Indiana: 5.91%

Variable Rate Demand Notes ø: 5.91%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	7-1-2023	1,380,000	1,380,000
Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	0.17	12-1-2039	4,000,000	4,000,000
Indiana Tender Option Bond Trust Receipts/Certificates Series 2019-XF0756 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.32	2-1-2049	1,875,000	1,875,000
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	0.28	12-1-2027	2,540,000	2,540,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.23	3-1-2041	1,350,000	1,350,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.19	10-1-2023	800,000	800,000

				11,945,000

The accompanying notes are an integral part of these financial statements.

10  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iowa: 1.03%

Variable Rate Demand Note ø: 1.03%
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.25%	11-1-2035	$2,075,000	$2,075,000

Kansas: 0.65%

Other Municipal Debt: 0.50%
Leawood KS Series 1 (GO Revenue) ##	2.50	9-1-2020	1,000,000	1,001,842

Variable Rate Demand Note ø: 0.15%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank ACB LOC)	0.30	11-1-2020	315,000	315,000

Kentucky: 1.09%

Variable Rate Demand Notes ø: 1.09%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.19	9-1-2022	700,000	700,000
Louisville & Jefferson Counties KY Regional Airport Authority UPS Worldwide Forwarding Series B (Industrial Development Revenue)	0.20	1-1-2029	1,500,000	1,500,000

				2,200,000

Louisiana: 2.48%

Other Municipal Debt: 0.50%
Louisiana Series A (GO Revenue)	5.00	9-1-2020	1,000,000	1,003,588

Variable Rate Demand Note ø: 1.98%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue, Honeywell International Incorporated LOC)	0.41	12-1-2036	4,000,000	4,000,000

Michigan: 2.16%

Other Municipal Debt: 0.26%
Michigan Finance Auhority State Aid Series A-2 (Miscellaneous Revenue, JPMorgan Chase & Company LOC) %%	4.00	8-20-2021	500,000	518,700

Variable Rate Demand Note ø: 1.90%
Michigan Tender Option Bond Trust Receipts/Certificates Series 2018-ZM0614 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.34	11-1-2028	3,835,000	3,835,000

Minnesota: 4.89%

Variable Rate Demand Notes ø: 4.89%
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.25	8-15-2038	735,000	735,000
JPMorgan Chase Puttable Tax-Exempt Receipts Trust Series 5027 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.42	6-1-2021	4,000,000	4,000,000
Minnesota HEFAR Concordia University Series 6Q (Education Revenue, U.S. Bank NA LOC)	0.17	4-1-2037	1,000,000	1,000,000
Minnesota Tender Option Bond Trust Receipts/Certificates Series 2018-XF2760 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.36	11-1-2037	4,140,000	4,140,000

				9,875,000

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  11

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Missouri: 0.84%

Variable Rate Demand Notes ø: 0.84%
RBC Municipal Products Incorporated (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.23%	9-1-2039	$1,000,000	$1,000,000
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	0.39	4-1-2026	690,000	690,000

				1,690,000

New Hampshire: 2.47%

Variable Rate Demand Note ø: 2.47%
New Hampshire Finance Authority Lonza Biologics Incorporated (Industrial Development Revenue, Landesbank Hessen-Thüringen LOC)	0.23	9-1-2030	5,000,000	5,000,000

New Jersey: 1.02%

Variable Rate Demand Note ø: 1.02%
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XG0258 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.19	6-15-2050	2,055,000	2,055,000

New York: 4.16%

Other Municipal Debt: 0.77%
Erie County NY Revenue Anticipation Notes (GO Revenue)	3.00	6-24-2021	500,000	511,649
New York Dormitory Authority Personal Income Tax Revenue Series B (Tax Revenue)	5.00	3-31-2021	1,000,000	1,031,898

				1,543,547

Variable Rate Demand Notes ø: 3.39%
New York NY Fiscal Subordinate Bond Series 2017A-6 (GO Revenue, Landesbank Hessen-Thüringen SPA)	0.15	8-1-2044	4,500,000	4,500,000
New York NY Housing Development Corporation Multifamily Housing Series 2015-F (Water & Sewer Revenue, Bank of America NA SPA)	0.16	6-15-2048	1,100,000	1,100,000
New York NY Municipal Water Authority Series BB-1 (Water & Sewer Revenue, State Street Bank & Trust Company SPA)	0.14	6-15-2049	1,250,000	1,250,000

				6,850,000

North Carolina: 0.67%

Variable Rate Demand Note ø: 0.67%
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Truist Bank LOC)	0.23	1-1-2027	1,350,000	1,350,000

North Dakota: 0.27%

Variable Rate Demand Note ø: 0.27%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	0.35	12-1-2022	550,000	550,000

Ohio: 0.74%

Variable Rate Demand Notes ø: 0.74%
Franklin County OH Trinity Health Group (Health Revenue) %%	0.70	12-1-2046	500,000	500,000
Mizuho Floater/Residual Trust Various States Series 2019-MIZ9001 (Housing Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.36	7-1-2059	990,000	990,000

				1,490,000

The accompanying notes are an integral part of these financial statements.

12  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oregon: 2.92%

Variable Rate Demand Notes ø: 2.92%
Oregon Refunding Bond Series 106-C (GO Revenue, U.S. Bank NA SPA)	0.13%	12-1-2044	$800,000	$800,000
Oregon Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0814 (Education Revenue, Royal Bank of Canada LIQ) 144A	0.19	1-1-2028	4,800,000	4,800,000
Portland OR Portland International Airport Series 18-A (Airport Revenue, Bank of China LOC)	0.24	7-1-2026	300,000	300,000

				5,900,000

Other: 1.02%

Variable Rate Demand Note ø: 1.02%
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ) 144A	0.19	12-15-2045	2,060,000	2,060,000

Pennsylvania: 3.68%

Other Municipal Debt: 0.26%
Philadelphia PA School District AMT Series A (Tax Revenue)	4.00	6-30-2021	500,000	516,582

Variable Rate Demand Notes ø: 3.42%
Allegheny County PA Hospital Development Authority Series E (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.19	4-1-2022	4,000,000	4,000,000
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.19	8-1-2022	300,000	300,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF0539 (Water & Sewer Revenue, BAM Insured, TD Bank NA LIQ) 144A	0.31	8-15-2038	2,615,000	2,615,000

				6,915,000

Tennessee: 2.23%

Variable Rate Demand Note ø: 2.23%
Blount County TN Public Building Authority Various Local Government Public Improvements Series (Miscellaneous Revenue, Bank of America NA SPA)	0.15	6-1-2034	4,500,000	4,500,000

Texas: 5.94%

Other Municipal Debt: 2.38%
Dallas TX Series A (GO Revenue)	0.25	9-3-2020	1,000,000	1,000,001
Texas Tax Revenue Anticipation Notes (GO Revenue)	4.00	8-27-2020	3,795,000	3,804,733

				4,804,734

Variable Rate Demand Notes ø: 3.56%
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.25	8-1-2039	1,185,000	1,185,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9010 (Housing Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.51	4-1-2034	3,000,000	3,000,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue, Total SA LOC)	0.26	4-1-2027	3,000,000	3,000,000

				7,185,000

Utah: 2.97%

Other Municipal Debt: 0.50%
Salt Lake County Tax Anticipation Notes (GO Revenue)	1.00	12-30-2020	1,000,000	1,003,550

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  13

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Note ø: 2.47%
University of Utah (Education Revenue, Citibank NA LIQ) 144A	0.21%	8-1-2021	$5,000,000	$5,000,000

Virginia: 2.43%

Variable Rate Demand Notes ø: 2.43%
Albemarle County VA EDA Series 2018A & 2018B (Health Revenue, TD Bank NA SPA)	0.14	10-1-2048	4,200,000	4,200,000
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, BMO Harris Bank NA LOC)	0.23	4-1-2026	700,000	700,000

				4,900,000

Washington: 5.58%

Variable Rate Demand Notes ø: 5.58%
Eclipse Funding Trust (Water & Sewer Revenue, U.S. Bank NA LIQ) 144A	0.19	7-1-2042	4,500,000	4,500,000
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	0.25	9-1-2021	1,715,000	1,715,000
Washington Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0424 (Health Revenue, JPMorgan Chase & Company LIQ) 144A##	0.53	9-6-2020	4,500,000	4,500,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.25	8-1-2026	565,000	565,000

				11,280,000

Wisconsin: 0.73%

Variable Rate Demand Notes ø: 0.73%
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	0.39	11-1-2020	925,000	925,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	0.39	11-1-2020	550,000	550,000

				1,475,000

Wyoming: 1.58%

Variable Rate Demand Note ø: 1.58%
Sublette County WY ExxonMobil Project (Industrial Development Revenue)	0.14	10-1-2044	3,200,000	3,200,000

Total Municipal Obligations (Cost $191,061,058)				191,080,004

Closed End Municipal Bond Fund Obligations: 3.47%
Nuveen AMT-Free Municipal Credit Income Fund MuniFund Preferred Shares Series B (40 shares) 0.25% 144Aø			4,000,000	4,000,000
Nuveen California AMT-Free Quality Municipal Income Fund MuniFund Preferred Shares Series A (30 shares) 0.22% 144Aø			3,000,000	3,000,000

Total Closed End Municipal Bond Fund Obligations (Cost $7,000,000)				7,000,000

Total investments in securities (Cost $198,061,058)	98.09%	198,080,004

Other assets and liabilities, net	1.91	3,858,157

Total net assets	100.00%	$201,938,161

The accompanying notes are an integral part of these financial statements.

14  |  Institutional Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AMT	Alternative minimum tax

BAM	Build America Mutual Assurance Company

BAN	Bond anticipation notes

CDA	Community Development Authority

EDA	Economic Development Authority

EDFA	Economic Development Finance Authority

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

PCFA	Pollution Control Financing Authority

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  15

Statement of assets and liabilities—July 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $198,061,058)	$198,080,004
Cash	331,371
Receivable for investments sold	5,144,025
Receivable for interest	427,520
Receivable from manager	2,265
Prepaid expenses and other assets	12,117

Total assets	203,997,302

Liabilities
Payable for investments purchased	2,020,595
Payable for Fund shares redeemed	229
Dividends payable	928
Administration fees payable	14,369
Accrued expenses and other liabilities	23,020

Total liabilities	2,059,141

Total net assets	$201,938,161

Net assets consist of
Paid-in capital	$201,989,486
Total distributable loss	(51,325)

Total net assets	$201,938,161

Computation of net asset value per share
Net assets – Administrator Class	$1,276,829
Shares outstanding – Administrator Class[1]	1,276,365
Net asset value per share – Administrator Class	$1.0004
Net assets – Institutional Class	$181,983,337
Shares outstanding – Institutional Class[1]	181,936,796
Net asset value per share – Institutional Class	$1.0003
Net assets – Service Class	$18,677,995
Shares outstanding – Service Class[1]	18,671,704
Net asset value per share – Service Class	$1.0003

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

16  |  Institutional Money Market Funds

Statement of operations—six months ended July 31, 2020 (unaudited)

Investment income
Interest	$1,163,377

Expenses
Management fee	176,078
Administration fees
Administrator Class	781
Institutional Class	86,565
Service Class	10,078
Shareholder servicing fees
Administrator Class	775
Service Class	20,996
Custody and accounting fees	25,676
Professional fees	19,819
Registration fees	21,256
Shareholder report expenses	12,120
Trustees’ fees and expenses	10,187
Other fees and expenses	17,067

Total expenses	401,398
Less: Fee waivers and/or expense reimbursements
Fund-level	(142,010)
Administrator Class	(281)
Service Class	(11,106)

Net expenses	248,001

Net investment income	915,376

Realized and unrealized gains (losses) on investments
Net realized gains on investments	4,585
Net change in unrealized gains (losses) on investments	17,955

Net realized and unrealized gains (losses) on investments	22,540

Net increase in net assets resulting from operations	$937,916

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  17

Statement of changes in net assets

	Six months ended July 31, 2020 (unaudited)		Year ended January 31, 2020

Operations
Net investment income		$915,376		$3,789,568
Net realized gains on investments		4,585		71,923
Net change in unrealized gains (losses) on investments		17,955		991

Net increase in net assets resulting from operations		937,916		3,862,482

Distributions to shareholders from net investment income and net realized gains
Administrator Class		(6,412)		(77,076)
Institutional Class		(861,873)		(3,595,687)
Service Class		(47,092)		(190,180)

Total distributions to shareholders		(915,377)		(3,862,943)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	72,278	72,278	1,285,229	1,286,000
Institutional Class	2,394,976,179	2,395,503,720	4,876,264,698	4,879,042,051
Service Class	4,499,158	4,500,616	8,258,192	8,262,648

		2,400,076,614		4,888,590,699

Reinvestment of distributions
Administrator Class	6,168	6,170	74,357	74,399
Institutional Class	862,331	862,496	3,580,990	3,583,043
Service Class	35,712	35,721	138,321	138,396

		904,387		3,795,838

Payment for shares redeemed
Administrator Class	(1,039,021)	(1,039,037)	(5,433,717)	(5,436,590)
Institutional Class	(2,438,065,318)	(2,438,652,654)	(4,821,641,033)	(4,824,401,081)
Service Class	(1,112,687)	(1,113,038)	(12,141,730)	(12,147,898)

		(2,440,804,729)		(4,841,985,569)

Net increase (decrease) in net assets resulting from capital share transactions		(39,823,728)		50,400,968

Total increase (decrease) in net assets		(39,801,189)		50,400,507

Net assets
Beginning of period		241,739,350		191,338,843

End of period		$201,938,161		$241,739,350

The accompanying notes are an integral part of these financial statements.

18  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0004	$1.0003	$1.0010	$1.0005	$1.0000	$1.00
Net investment income	0.0033	0.0124	0.0125	0.0069	0.0031	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.0000 [2]	0.0005	(0.0001)	0.0005	0.0008	0.00 [3]

Total from investment operations	0.0033	0.0129	0.0124	0.0074	0.0039	0.00 [3]
Distributions to shareholders from
Net investment income	(0.0033)	(0.0125)	(0.0124)	(0.0069)	(0.0030)	(0.00)[3]
Net realized gains	0.0000	(0.0003)	(0.0007)	(0.0000)[2]	(0.0004)	(0.00)[3]

Total distributions to shareholders	(0.0033)	(0.0128)	(0.0131)	(0.0069)	(0.0034)	(0.00)[3]
Net asset value, end of period	$1.0004	$1.0004	$1.0003	$1.0010	$1.0005	$1.00
Total return[4]	0.34%	1.29%	1.25%	0.74%	0.35%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.44%	0.43%	0.44%	0.41%	0.39%	0.37%
Net expenses	0.29%	0.30%	0.30%	0.30%	0.27%	0.10%
Net investment income	0.82%	1.28%	1.25%	0.68%	0.29%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,277	$2,238	$6,313	$3,247	$3,223	$3,537

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.00005.

[3]	Amount is less than $0.005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0004	$1.0004	$1.0011	$1.0005	$1.0000	$1.00
Net investment income	0.0040 [2]	0.0137	0.0133 [2]	0.0080	0.0035	0.00 [3]
Net realized and unrealized gains (losses) on investments	(0.0004)	0.0001	0.0001	0.0005	0.0012	0.00 [3]

Total from investment operations	0.0036	0.0138	0.0134	0.0085	0.0047	0.00 [3]
Distributions to shareholders from
Net investment income	(0.0037)	(0.0135)	(0.0134)	(0.0079)	(0.0038)	(0.00)[3]
Net realized gains	0.0000	(0.0003)	(0.0007)	(0.0000)[4]	(0.0004)	(0.00)[3]

Total distributions to shareholders	(0.0037)	(0.0138)	(0.0141)	(0.0079)	(0.0042)	(0.00)[3]
Net asset value, end of period	$1.0003	$1.0004	$1.0004	$1.0011	$1.0005	$1.00
Total return[5]	0.36%	1.38%	1.35%	0.85%	0.44%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.32%	0.31%	0.31%	0.29%	0.26%	0.25%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.18%	0.10%
Net investment income	0.80%	1.34%	1.32%	0.79%	0.27%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$181,983	$224,247	$166,024	$336,215	$262,511	$953,036

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Amount is less than $0.00005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Institutional Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SERVICE CLASS		2020	2019	2018	2017	2016[1]
Net asset value, beginning of period	$1.0003	$1.0004	$1.0010	$1.0005	$1.0000	$1.00
Net investment income	0.0028 [2]	0.0110 [2]	0.0109 [2]	0.0059	0.0037	0.00 [3]
Net realized and unrealized gains (losses) on investments	0.0002	0.0002	0.0001	0.0000 [4]	(0.0010)	0.00 [3]

Total from investment operations	0.0030	0.0112	0.0110	0.0059	0.0027	0.00 [3]
Distributions to shareholders from
Net investment income	(0.0030)	(0.0110)	(0.0109)	(0.0054)	(0.0018)	(0.00)[3]
Net realized gains	0.0000	(0.0003)	(0.0007)	(0.0000)[4]	(0.0004)	(0.00)[3]

Total distributions to shareholders	(0.0030)	(0.0113)	(0.0116)	(0.0054)	(0.0022)	(0.00)[3]
Net asset value, end of period	$1.0003	$1.0003	$1.0004	$1.0010	$1.0005	$1.00
Total return[5]	0.30%	1.12%	1.11%	0.59%	0.23%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.60%	0.61%	0.58%	0.49%	0.48%
Net expenses	0.35%	0.45%	0.45%	0.45%	0.35%	0.10%
Net investment income	0.56%	1.09%	1.09%	0.53%	0.09%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$18,678	$15,255	$19,001	$19,355	$23,962	$108,484

[1]

Amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Calculated based upon average shares outstanding

[3]	Amount is less than $0.005.

[4]	Amount is less than $0.00005.

[5]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Institutional Money Market Funds  |  21

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

The Fund operates as an institutional non-government money market fund. As an institutional non-government money market fund, shareholders will transact at a floating net asset value (NAV) rounded to four decimal places in accordance with the valuation policies below.

Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2020.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

22  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2020, the aggregate cost of all investments for federal income tax purposes was $198,061,058 and the unrealized gains (losses) consisted of:

Gross unrealized gains	$18,946

Gross unrealized losses	0

Net unrealized gains	$18,946

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Institutional Money Market Funds  |  23

Notes to financial statements (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Municipal obligations	$0	$191,080,004	$0	$191,080,004

Closed end municipal bond fund obligations	0	7,000,000	0	7,000,000

Total assets	$0	$198,080,004	$0	$198,080,004

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2020, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Administrator Class	0.10%

Institutional Class	0.08

Service Class	0.12

24  |  Institutional Money Market Funds

Notes to financial statements (unaudited)

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, and 0.45% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended July 31, 2020, Funds Management also voluntarily waived class-level expenses which represent 0.01% of the average daily net assets (on an annualized basis) of Administrator Class and 0.10% of the average daily net assets (on an annualized basis) of Service Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Service Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

7. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

Institutional Money Market Funds  |  25

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

26  |  Institutional Money Market Funds

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 147 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

Institutional Money Market Funds  |  27

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019 and Interim President of the McKnight Foundation since 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

28  |  Institutional Money Market Funds

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 82 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

Institutional Money Market Funds  |  29

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Municipal Cash Management Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

30  |  Institutional Money Market Funds

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class I) was higher than the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Class I) was higher than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper Institutional Tax-Exempt Money Market Index, for all periods ended December 31, 2019.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were equal to or in range of the median net operating expense ratio of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Institutional Money Market Funds  |  31

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

32  |  Institutional Money Market Funds

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Institutional Money Market Funds  |  33

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0820-01048 09-20

SA307/SAR307 07-20

Semi-Annual Report

July 31, 2020

Retail Money Market Funds

∎	Wells Fargo National Tax-Free Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Retail Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo National Tax-Free Money Market Fund for the six-month period that ended July 31, 2020. Global stock markets tumbled in February and March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to offset much of the losses as central banks attempted to bolster capital markets and confidence. Fixed-income markets generally performed well, with the exception of high-yield bonds, as U.S. bonds overall achieved modest gains. U.S. and emerging market equities outperformed international developed market equities over the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 2.42% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 4.47%. The MSCI EM Index (Net)3 gained 3.08%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.69%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.29%, the Bloomberg Barclays Municipal Bond Index6 returned 1.96%, and the ICE BofA U.S. High Yield Index7 lost 0.23%.

Concerns about the coronavirus took over the market.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year U.S. Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, causing the price of West Texas Intermediate crude oil to plummet.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Retail Money Market Funds

Letter to shareholders (unaudited)

The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index, a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

In May, the equity market rebound continued, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive powerful well-known technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with both U.S. and U.K. retail sales rebounding substantially in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits due to expire at the end of July. However, unemployment remained in the double digits, easing somewhat from 14.7% in April to 11.1% in June. During June, numerous states reported alarming increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank by 9.5% and 12.1% in the U.S. and eurozone, respectively, from the previous quarter. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained historically high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector

“The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system.”

“Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine.”

Retail Money Market Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections. Despite the ongoing promise of positive early-stage vaccine trial results, economic activity could be held back by the continued spread of the virus and the end of a widely received $600-a-week bonus unemployment benefit in late July.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Retail Money Market Funds

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Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®‡

Average annual total returns (%) as of July 31, 2020

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class A (NWMXX)	7-28-2003	0.63	0.51	0.26	0.66	0.60

Administrator Class (WNTXX)	4-8-2005	0.86	0.76	0.39	0.39	0.30

Premier Class (WFNXX)	11-8-1999	0.95	0.84	0.44	0.27	0.20

Service Class (MMIXX)	8-3-1993	0.73	0.63	0.33	0.56	0.45

Yield summary (%) as of July 31, 20202

	Class A	Administrator Class	Premier Class	Service Class

7-day current yield	0.01	0.03	0.12	0.01

7-day compound yield	0.01	0.03	0.12	0.01

30-day simple yield	0.01	0.03	0.11	0.01

30-day compound yield	0.01	0.03	0.11	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

6  |  Retail Money Market Funds

Performance highlights (unaudited)

Revenue source distribution as of July 31, 2020[3]

Effective maturity distribution as of July 31, 2020[3]

Weighted average maturity as of July 31, 2020[4]

43 days

Weighted average life as of July 31, 2020[5]

45 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.30% for Administrator Class, 0.20% for Premier Class, and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been -0.31%, -0.04%, 0.07%, and -0.21% for Class A, Administrator Class, Premier Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[5]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Retail Money Market Funds  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2020	Ending account value 7-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,002.47	$2.14	0.43%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.73	$2.16	0.43%

Administrator Class

Actual	$1,000.00	$1,003.23	$1.44	0.29%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.42	$1.46	0.29%

Premier Class

Actual	$1,000.00	$1,003.66	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%

Service Class

Actual	$1,000.00	$1,002.78	$1.89	0.38%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.97	$1.91	0.38%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal Obligations: 97.78%

Alabama: 0.73%

Variable Rate Demand Notes ø: 0.73%
Alabama Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0098 (Utilities Revenue, Royal Bank of Canada LIQ) 144A	0.27%	12-1-2022	$4,500,000	$4,500,000
Mobile AL Downtown RDA Gulf Opportunity Zone Austal USA LLC Project Series B (Industrial Development Revenue, Citibank NA LOC) 144A	0.20	5-1-2041	3,500,000	3,500,000

				8,000,000

Arizona: 2.81%

Variable Rate Demand Notes ø: 2.81%
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2537 (Utilities Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.20	12-1-2037	3,215,000	3,215,000
Arizona Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XF2862 (Education Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.36	12-15-2047	13,535,000	13,535,000
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.19	7-1-2024	10,055,000	10,055,000
Phoenix AZ IDA Various Mayo Clinic Series A (Health Revenue, Bank of America NA SPA)	0.12	11-15-2052	4,000,000	4,000,000

				30,805,000

California: 11.09%

Other Municipal Debt: 3.72%
Los Angeles CA Tax & Revenue Anticipation Notes (GO Revenue)	4.00	6-24-2021	14,500,000	14,975,880
Los Angeles CA Tax & Revenue Anticipation Notes Series A (GO Revenue)	4.00	6-30-2021	19,500,000	20,155,632
Napa Valley CA Unified School District Tax & Revenue Anticipation Notes (GO Revenue)	4.00	2-26-2021	5,500,000	5,614,920

				40,746,432

Variable Rate Demand Notes ø: 7.37%
California Series A-5 (GO Revenue)	0.20	8-12-2020	5,500,000	5,500,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	0.21	3-1-2057	575,000	575,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZF0179 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	8-1-2022	2,050,000	2,050,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2466 (GO Revenue, BAM Insured, Citibank NA LIQ) 144A	0.20	8-1-2024	8,500,000	8,500,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0188 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.20	2-1-2026	1,600,000	1,600,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZP0159 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.18	8-1-2022	4,500,000	4,500,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2830 (GO Revenue, Mizuho Capital Markets LLC LIQ) 144A	0.46	10-1-2034	3,460,000	3,460,000
California Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1142 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.26	10-1-2049	1,555,000	1,555,000
Irvine CA Improvement Bond Act of 1915 Reassessment District #85-7 Series A (Miscellaneous Revenue, Bank of Tokyo-Mitsubishi LOC)	0.10	9-2-2032	7,100,000	7,100,000
Los Angeles CA Department of Water & Power Series B (Water & Sewer Revenue, Citibank NA SPA)	0.13	7-1-2035	2,500,000	2,500,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  9

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø (continued)
Los Angeles CA Municipal Improvement Bond Series A-3 (GO Revenue)	0.20%	8-6-2020	$1,000,000	$1,000,000
Mizuho Floater/Residual Interest Bond Series 2019-MIZ9007 (Housing Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.41	1-1-2040	24,000,000	24,000,000
Mizuho Tender Option Bond Trust Receipts/Floater Certificates Series 2019-MIZ9002 (Tax Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.38	3-1-2021	17,000,000	17,000,000
Sacramento CA Transportation Authority Sales Tax Refunding Bond Series A (Tax Revenue, Sumitomo Mitsui Banking LOC)	0.17	10-1-2038	1,500,000	1,500,000

				80,840,000

Colorado: 1.13%

Other Municipal Debt: 0.43%
Colorado General Fund Tax & Revenue Anticipation Notes (GO Revenue) %%	4.00	6-25-2021	4,500,000	4,652,055

Variable Rate Demand Notes ø: 0.70%
Colorado ECFA Variable Nature Conservancy Project Series 2012 (Miscellaneous Revenue)	0.21	7-1-2033	3,815,000	3,815,000
Colorado Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XX1130 (Health Revenue, Barclays Bank plc LIQ) 144A	0.20	8-1-2044	3,880,000	3,880,000

				7,695,000

Connecticut: 2.46%

Other Municipal Debt: 1.79%
New London CT BAN (GO Revenue)	1.50	3-18-2021	19,520,000	19,616,412

Variable Rate Demand Notes ø: 0.67%
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.20	6-1-2037	2,800,000	2,800,000
Connecticut Tender Option Bond Trust Receipts/Floater Certificates Series 2017-YX1077 (Tax Revenue, Barclays Bank plc LIQ) 144A	0.24	1-1-2036	4,550,000	4,550,000

				7,350,000

District of Columbia: 1.08%

Variable Rate Demand Notes ø: 1.08%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007-A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.21	7-1-2032	2,920,000	2,920,000
District of Columbia Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0621 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.19	4-1-2026	4,000,000	4,000,000
District of Columbia Tender Option Bond Trust Receipts/Floater Certificates Series 2019-ZF2784 (Housing Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.20	9-1-2039	2,800,000	2,800,000
District of Columbia Tender Option Bond Trust Receipts/Floater Certificates Series 2019-ZF2785 (Housing Revenue, FHA Insured, Morgan Stanley Bank LIQ) 144A	0.20	9-1-2039	2,070,000	2,070,000

				11,790,000

Florida: 10.72%

Other Municipal Debt: 2.02%
Broward County Main Courthouse Project Series A (Tax Revenue)	5.25	10-1-2020	22,000,000	22,154,933

The accompanying notes are an integral part of these financial statements.

10  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Variable Rate Demand Notes ø: 8.70%
Florida Local Government Financial Commission (GO Revenue)	0.19%	9-1-2020	$9,000,000	$9,000,000
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2017-TX1073 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Barclays Bank plc LIQ) 144A	0.26	7-1-2037	10,695,000	10,695,000
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2517 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.36	8-15-2047	10,130,000	10,130,000
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2523 (Health Revenue, Barclays Bank plc LIQ) 144A	0.26	8-15-2047	5,090,000	5,090,000
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0173 (Health Revenue, Credit Suisse LIQ) 144A	0.26	10-1-2025	11,000,000	11,000,000
Florida Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XX1136 (Transportation Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.20	7-1-2049	2,375,000	2,375,000
Highlands County Health Facilities Authority Adventist Health System Series A-2 (Health Revenue)	0.16	11-15-2037	8,500,000	8,500,000
Highlands County Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue, Adventist Health System)	0.14	11-15-2032	600,000	600,000
Highlands County HFA Adventist Health System Series I5 (Health Revenue)	0.16	11-15-2035	13,050,000	13,050,000
Hillsborough County FL IDA BayCare Health System Series C (Health Revenue, TD Bank NA LOC)	0.14	11-1-2038	8,500,000	8,500,000
Orange County Health Facilities Authority Lakeside Behavioral Healthcare Incorporated Project (Health Revenue, Truist Bank LOC)	0.18	7-1-2027	1,430,000	1,430,000
Saint Lucie County Florida Power & Light Company (Industrial Development Revenue)	0.19	9-1-2028	9,685,000	9,685,000
Seminole County Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0444 (Tax Revenue, National Insured, JPMorgan Chase & Company LIQ) 144A	0.31	4-1-2027	5,250,000	5,250,000

				95,305,000

Georgia: 0.74%

Variable Rate Demand Notes ø: 0.74%
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2017-ZF0589 (Education Revenue, Bank of America NA LIQ) 144A	0.20	6-1-2049	3,750,000	3,750,000
Georgia Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2847 (Education Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.20	1-1-2056	4,315,000	4,315,000

				8,065,000

Idaho: 0.46%

Variable Rate Demand Note ø: 0.46%
Idaho Health Facilities Authority Hospital CHE Trinity Health Credit Group Series D (Health Revenue)	0.70	12-1-2048	5,000,000	5,000,000

Illinois: 9.42%

Variable Rate Demand Notes ø: 9.42%
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	0.50	7-1-2023	4,200,000	4,200,000
Illinois Educational Facilities Authority Aurora University (Education Revenue, BMO Harris Bank NA LOC)	0.16	3-1-2032	2,500,000	2,500,000
Illinois Finance Authority Bradley University Series B (Education Revenue, PNC Bank NA LOC)	0.16	4-1-2038	11,100,000	11,100,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF2202 (Transportation Revenue, TD Bank NA LIQ) 144A	0.20	1-1-2037	1,140,000	1,140,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  11

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.37%	7-1-2023	$3,100,000	$3,100,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2406 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.34	6-15-2031	7,055,000	7,055,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XG0108 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.31	4-1-2046	8,735,000	8,735,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0603 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.42	1-1-2026	13,615,000	13,615,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0722 (Tax Revenue, Royal Bank of Canada LIQ) 144A	0.42	7-1-2026	7,900,000	7,900,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2547 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.34	6-15-2031	4,355,000	4,355,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XM0683 (Tax Revenue, Bank of America NA LIQ) 144A	0.43	1-1-2048	8,340,000	8,340,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XX1081 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.22	11-1-2023	6,000,000	6,000,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF0779 (Tax Revenue, BAM Insured, TD Bank NA LIQ) 144A	0.21	1-1-2048	16,000,000	16,000,000
Illinois Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1119 (Housing Revenue, GNMA/FNMA/FHLMC Insured, Barclays Bank plc LIQ) 144A	0.21	4-1-2041	6,060,000	6,060,000
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education Revenue, BMO Harris Bank NA LOC)	0.16	10-1-2035	3,200,000	3,200,000

				103,300,000

Indiana: 1.82%

Variable Rate Demand Notes ø: 1.82%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.20	7-1-2023	9,915,000	9,915,000
Indiana Finance Authority Duke Energy Indiana Incorporated Series 2009A-4 (Industrial Development Revenue, Sumitomo Mitsui Banking LOC)	0.17	12-1-2039	7,155,000	7,155,000
Indiana Finance Authority Stadium Project Series A-5 (Miscellaneous Revenue, U.S. Bank NA SPA)	0.15	2-1-2035	1,000,000	1,000,000
Indiana Tender Option Bond Trust Receipts/Certificates Series 2019-XF0756 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.32	2-1-2049	1,875,000	1,875,000

				19,945,000

Iowa: 3.81%

Variable Rate Demand Notes ø: 3.81%
Iowa Finance Authority Midwestern EDA CJ Bio America Incorporated Project (Industrial Development Revenue, Korea Development Bank LOC)	0.37	4-1-2022	33,215,000	33,215,000
Iowa Finance Authority Mortgage Securities Program Series D (Housing Revenue, GNMA/FNMA/FHLMC Insured, FNMA LIQ, FHLB SPA)	0.14	1-1-2047	5,500,000	5,500,000
Iowa Finance Authority Single Family Mortgage Bonds Series B (Housing Revenue, GNMA/FNMA/FHLMC Insured, TD Bank NA SPA)	0.15	7-1-2049	3,000,000	3,000,000

				41,715,000

Kansas: 0.91%

Other Municipal Debt : 0.91%
Leawood KS Series 1 (GO Revenue) ##	2.50	9-1-2020	10,000,000	10,012,849

The accompanying notes are an integral part of these financial statements.

12  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Kentucky: 0.50%

Variable Rate Demand Note ø: 0.50%
Kentucky Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0161 (Tax Revenue, Bank of America NA LOC, AGM Insured, Bank of America NA LIQ) 144A	0.19%	12-1-2041	$5,460,000	$5,460,000

Louisiana: 2.22%

Other Municipal Debt: 1.95%
Louisiana Series A (GO Revenue)	5.00	9-1-2020	21,310,000	21,380,218

Variable Rate Demand Note ø: 0.27%
Louisiana Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XM0735 (Water & Sewer Revenue, Bank of America NA LOC, Bank of America NA LIQ) 144A	0.21	12-1-2045	3,000,000	3,000,000

Maryland: 0.30%

Variable Rate Demand Note ø: 0.30%
Maryland Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF0605 (Miscellaneous Revenue, Bank of America NA LIQ) 144A	0.21	5-1-2047	3,300,000	3,300,000

Massachusetts: 0.89%

Variable Rate Demand Notes ø: 0.89%
Massachusetts HEFA Partners Healthcare Systems Series F3 (Health Revenue, TD Bank NA LOC)	0.14	7-1-2040	875,000	875,000
Massachusetts Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2655 (Health Revenue, Citibank NA LIQ) 144A	0.17	7-1-2024	4,740,000	4,740,000
Massachusetts Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2692 (Education Revenue, Citibank NA LIQ) 144A	0.18	7-1-2025	4,190,000	4,190,000

				9,805,000

Michigan: 3.08%

Other Municipal Debt: 1.90%
Michigan Finance Auhority State Aid Series A-2 (Miscellaneous Revenue, JPMorgan Chase & Company LOC) %%	4.00	8-20-2021	20,000,000	20,748,000

Variable Rate Demand Notes ø: 1.18%
Michigan Housing Development Authority Series D (Housing Revenue, Industrial & Commercial Bank of China Limited SPA)	0.24	6-1-2030	1,845,000	1,845,000
RBC Municipal Products Incorporated Trust Series E-127 (Education Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.19	12-4-2020	1,950,000	1,950,000
Regents of the University of MIchigan Series 2008B (Education Revenue)	0.15	4-1-2028	305,000	305,000
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.26	1-1-2032	8,855,000	8,855,000

				12,955,000

Minnesota: 1.44%

Variable Rate Demand Notes ø: 1.44%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.24	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.25	8-15-2038	4,415,000	4,415,000
Minneapolis & St. Paul MN Housing & RDA Allina Health Systems Series B-1 (Health Revenue, JPMorgan Chase & Company LOC)	0.14	11-15-2035	3,500,000	3,500,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  13

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Minnesota HEFAR Concordia University Series 6Q (Education Revenue, U.S. Bank NA LOC)	0.17%	4-1-2037	$200,000	$200,000
Oak Park Heights MN Boutwells Landing Project Series 2005 (Housing Revenue, FHLMC LIQ)	0.15	11-1-2035	2,455,000	2,455,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.24	9-15-2031	2,865,000	2,865,000

				15,810,000

Mississippi: 0.32%

Variable Rate Demand Note ø: 0.32%
Mississippi Business Finance Commission Gulf Opportunity Zone Chevron USA Incorporated Project Series D (Industrial Development Revenue)	0.14	12-1-2030	3,500,000	3,500,000

Missouri: 1.95%

Variable Rate Demand Notes ø: 1.95%
Missouri Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.19	5-1-2023	2,670,000	2,670,000
RBC Municipal Products Incorporated (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.23	9-1-2039	11,200,000	11,200,000
St. Louis MO Sewer District Wastewater System Series 2013-B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.19	5-1-2043	7,500,000	7,500,000

				21,370,000

Nebraska: 0.96%

Variable Rate Demand Note ø: 0.96%
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.70	9-1-2031	10,500,000	10,500,000

Nevada: 1.04%

Variable Rate Demand Notes ø: 1.04%
Nevada Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZM0634 (GO Revenue, Royal Bank of Canada LIQ) 144A	0.19	12-1-2025	3,330,000	3,330,000
Nevada Tender Option Bond Trust Receipts/Floater Certificates Series 2018-ZM0639 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	12-1-2025	3,240,000	3,240,000
Nevada Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0845 (GO Revenue, BAM Insured, JPMorgan Chase & Company LIQ) 144A	0.31	6-15-2026	3,870,000	3,870,000
Nevada Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0866 (Tax Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.20	7-1-2026	1,000,000	1,000,000

				11,440,000

New Jersey: 4.24%

Variable Rate Demand Notes ø: 4.24%
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	0.16	7-1-2026	10,220,000	10,220,000
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2495 (Miscellaneous Revenue, BAM Insured, Morgan Stanley Bank LIQ) 144A	0.31	7-1-2031	8,450,000	8,450,000
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2538 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.19	6-15-2040	2,810,000	2,810,000

The accompanying notes are an integral part of these financial statements.

14  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0205 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.19%	12-15-2034	$5,600,000	$5,600,000
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XX1093 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.19	6-15-2031	9,500,000	9,500,000
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XG0258 (Tax Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.19	6-15-2050	9,885,000	9,885,000

				46,465,000

New York: 7.75%

Other Municipal Debt: 1.82%
Erie Cnty NY Revenue Anticipation Notes (GO Revenue)	3.00	6-24-2021	6,500,000	6,643,929
New York Dormitory Authority Personal Income Tax Revenue Series B (Tax Revenue)	5.00	3-31-2021	11,500,000	11,842,308
New York Sales Tax Asset Receivable Corporation Series A (Tax Revenue)	5.00	10-15-2020	1,425,000	1,437,007

				19,923,244

Variable Rate Demand Notes ø: 5.93%
New York Dormitory Authority Catholic Health Systems Obligated Group Revenue Bond Series 2019B (Health Revenue, Manufacturers & Traders LOC)	0.21	7-1-2048	9,925,000	9,925,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	0.19	3-15-2022	3,770,000	3,770,000
New York Metropolitan Transportation Authority Revenue Bond Subordinate Series 2012A-2 (Transportation Revenue, Bank of Montreal LOC)	0.05	11-15-2041	15,500,000	15,500,000
New York Metropolitan Transportation Authority Revenue Bond Subordinate Series 2015E (Transportation Revenue, PNC Bank NA LOC)	0.17	11-15-2045	1,700,000	1,700,000
New York NY Fiscal Subordinate Bond Series 2017A-6 (GO Revenue, Landesbank Hessen-Thüringen SPA)	0.15	8-1-2044	8,680,000	8,680,000
New York NY Municipal Water Authority Series BB-1 (Water & Sewer Revenue, State Street Bank & Trust Company SPA)	0.14	6-15-2049	2,850,000	2,850,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bond Fiscal 2015 Subordinate Bonds Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.16	8-1-2043	8,890,000	8,890,000
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2556 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	0.18	9-15-2025	6,720,000	6,720,000
New York Tender Option Bond Trust Receipts/Floater Certificates Series 2020-ZF0950 (Utilities Revenue, TD Bank NA LIQ) 144A	0.20	11-15-2060	7,020,000	7,020,000

				65,055,000

North Carolina: 0.43%

Variable Rate Demand Notes ø: 0.43%
Charlotte NC Water & Sewer Tender Option Bond Trust Receipts/Certificates Series 2018-XG0170 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.19	1-1-2026	2,430,000	2,430,000
North Carolina Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.19	10-1-2055	2,250,500	2,250,500

				4,680,500

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  15

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 4.08%

Variable Rate Demand Notes ø: 4.08%
Franklin County Trinity Health Group (Health Revenue)	0.70%	12-1-2046	$10,000,000	$10,000,000
Mizuho Floater/Residual Trust Various States Series 2019-MIZ9001 (Housing Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.36	7-1-2059	3,970,000	3,970,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	0.14	10-1-2036	10,100,000	10,100,000
Ohio Tender Option Bond Trust Receipts/Floater Certificates Northeast Regional Ohio Sewer District Wastewater Series 2015-XF0225 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	0.21	3-1-2021	9,375,000	9,375,000
Ohio Tender Option Bond Trust Receipts/Floater Certificates Series 2017-XF2438 (Education Revenue, JPMorgan Chase & Company LIQ) 144A	0.20	12-1-2024	2,000,000	2,000,000
Ohio Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0074 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.36	8-1-2024	5,580,000	5,580,000
Ohio Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XX1133 (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.20	11-15-2042	3,730,000	3,730,000

				44,755,000

Oregon: 1.00%

Variable Rate Demand Notes ø: 1.00%
Oregon Department of Veterans Affairs Series J (GO Revenue, U.S. Bank NA SPA)	0.13	6-1-2039	1,000,000	1,000,000
Oregon Refunding Bond Series 106-C (GO Revenue, U.S. Bank NA SPA)	0.13	12-1-2044	2,600,000	2,600,000
Oregon Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0813 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.22	5-15-2027	4,895,000	4,895,000
Oregon Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0814 (Education Revenue, Royal Bank of Canada LIQ) 144A	0.19	1-1-2028	2,505,000	2,505,000

				11,000,000

Other: 1.32%

Variable Rate Demand Notes ø: 1.32%
Clipper Tax-Exempt Certificate Trust AMT Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.21	2-15-2028	13,500,000	13,500,000
FHLMC MFHR Series M-031 Class A (Housing Revenue, FHLMC LIQ) 144A	0.19	12-15-2045	980,000	980,000

				14,480,000

Pennsylvania: 2.71%

Other Municipal Debt: 0.47%
Philadelphia PA School District AMT Series A (Tax Revenue)	4.00	6-30-2021	5,000,000	5,155,551

Variable Rate Demand Notes ø: 2.24%
Allegheny County Hospital Development Authority Series E (Health Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.19	4-1-2022	3,820,000	3,820,000
Butler County Hospital Authority Series A (Health Revenue, BMO Harris Bank NA LOC)	0.17	10-1-2042	700,000	700,000
Mizuho Floater/Residual Trust Series 2020-MIZ9009 (Housing Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.41	12-1-2036	6,650,000	6,650,000
Pennsylvania Public School Building Authority Series A (Miscellaneous Revenue, AGM Insured, Citibank NA LIQ) 144A	0.28	12-1-2023	5,000,000	5,000,000
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.19	6-1-2044	3,000,000	3,000,000

The accompanying notes are an integral part of these financial statements.

16  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2016-ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	0.31%	8-15-2042	$4,875,000	$4,875,000
South Central Pennsylvania General Authority WellSpan Health Obligated Group Series 2019E (Health Revenue, U.S. Bank NA SPA)	0.14	6-1-2035	500,000	500,000

				24,545,000

South Carolina: 0.42%

Variable Rate Demand Notes ø: 0.42%
South Carolina EDA Brashier Charter LLC Project (Education Revenue, Truist Bank LOC)	0.18	12-1-2038	1,810,000	1,810,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Truist Bank LOC)	0.20	8-1-2025	1,750,000	1,750,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Truist Bank LOC)	0.22	11-1-2034	1,075,000	1,075,000

				4,635,000

Tennessee: 0.68%

Variable Rate Demand Notes ø: 0.68%
Blount County Public Building Authority Various Local Government Public Improvements Series (Miscellaneous Revenue, Bank of America NA SPA)	0.15	6-1-2034	6,000,000	6,000,000
Sevier County Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	0.23	6-1-2029	1,460,000	1,460,000

				7,460,000

Texas: 6.55%

Other Municipal Debt: 1.75%
Texas Tax & Revenue Anticipation Notes (GO Revenue)	4.00	8-27-2020	19,150,000	19,186,031

Variable Rate Demand Notes ø: 4.80%
Bexar County Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.24	9-1-2039	3,600,000	3,600,000
Dallas TX Series A (GO Revenue)	0.25	9-3-2020	24,000,000	24,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue)	0.26	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002-B (Resource Recovery Revenue, Flint Hills Resources LLC)	0.27	7-1-2029	4,200,000	4,200,000
Texas A&M University Series B (Education Revenue) ##	0.20	10-5-2020	15,000,000	15,000,000
Texas Veterans Bonds (Miscellaneous Revenue, Sumitomo Mitsui Banking SPA)	0.23	12-1-2047	790,000	790,000

				52,590,000

Utah: 2.05%

Other Municipal Debt: 1.28%
Salt Lake County TAN (GO Revenue)	1.00	12-30-2020	14,000,000	14,047,151

Variable Rate Demand Notes ø: 0.77%
RBC Municipal Products Incorporated Trust Series E-142 (Utilities Revenue, Royal Bank of Canada LOC, Royal Bank of Canada LIQ) 144A	0.19	5-1-2022	5,450,000	5,450,000
Utah Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XG0171 (Health Revenue, Royal Bank of Canada LIQ) 144A	0.22	11-15-2022	3,000,000	3,000,000

				8,450,000

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  17

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Vermont: 0.21%

Variable Rate Demand Note ø: 0.21%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008-A (Education Revenue, TD Bank NA LOC)	0.16%	7-1-2033	$2,350,000	$2,350,000

Virginia: 0.32%

Variable Rate Demand Notes ø: 0.32%
Albemarle County EDA Series 2018A & 2018B (Health Revenue, TD Bank NA SPA)	0.14	10-1-2048	2,800,000	2,800,000
Fairfax County EDA Mount Vernon Ladies Association Project (Industrial Development Revenue, Truist Bank LOC)	0.18	6-1-2037	740,000	740,000

				3,540,000

Washington: 0.05%

Variable Rate Demand Note ø: 0.05%
Washington Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0424 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.53	9-6-2020	500,000	500,000

Wisconsin: 4.70%

Variable Rate Demand Notes ø: 4.70%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank ACB LOC)	0.21	5-1-2037	14,700,000	14,700,000
Wisconsin PFA Hospital WakeMed Obligated Group Series B (Health Revenue, Barclays Bank plc LOC)	0.16	10-1-2049	100,000	100,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.21	9-1-2036	2,965,000	2,965,000
Wisconsin Series 2019A (GO Revenue)	0.16	5-1-2029	10,100,000	10,100,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2015-XF0127 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.34	10-1-2020	3,815,000	3,815,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XF2634 (Health Revenue, Credit Suisse LIQ) 144A	0.19	8-15-2025	2,000,000	2,000,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2823 (Housing Revenue, Mizuho Capital Markets LLC LOC, Mizuho Capital Markets LLC LIQ) 144A	0.36	1-1-2026	9,015,000	9,015,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2019-XF2831 (Housing Revenue, Mizuho Capital Markets LLC LIQ) 144A	0.46	7-1-2029	1,800,000	1,800,000
Wisconsin Tender Option Bond Trust Receipts/Floater Certificates Series 2020-YX1129 (GO Revenue, Barclays Bank plc LIQ) 144A	0.31	4-1-2035	6,980,000	6,980,000

				51,475,000

Wyoming: 1.39%

Variable Rate Demand Notes ø: 1.39%
Sublette County ExxonMobile Project (Industrial Development Revenue)	0.14	10-1-2044	1,900,000	1,900,000
Wyoming Tender Option Bond Trust Receipts/Floater Certificates Series 2018-XL0070 (Utilities Revenue, BAM Insured, JPMorgan Chase & Company LIQ) 144A	0.20	1-1-2025	13,330,000	13,330,000

				15,230,000

Total Municipal Obligations (Cost $1,071,783,376)				1,071,783,376

Total investments in securities (Cost $1,071,783,376)	97.78%	1,071,783,376

Other assets and liabilities, net	2.22	24,341,906

Total net assets	100.00%	$1,096,125,282

The accompanying notes are an integral part of these financial statements.

18  |  Retail Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

ø

Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:

AGM	Assured Guaranty Municipal

AMT	Alternative minimum tax

BAM	Build America Mutual Assurance Company

BAN	Bond anticipation notes

BHAC	Berkshire Hathaway Assurance Corporation

ECFA	Educational & Cultural Facilities Authority

EDA	Economic Development Authority

FHA	Federal Housing Administration

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation

HEFA	Health & Educational Facilities Authority

HEFAR	Higher Education Facilities Authority Revenue

HFA	Housing Finance Authority

IDA	Industrial Development Authority

LIQ	Liquidity agreement

LOC	Letter of credit

MFHR	Multifamily housing revenue

National	National Public Finance Guarantee Corporation

PFA	Public Finance Authority

RDA	Redevelopment Authority

SPA	Standby purchase agreement

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  19

Statement of assets and liabilities—July 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$1,071,783,376
Cash	591,337
Receivable for investments sold	61,980,862
Receivable for Fund shares sold	607,442
Receivable for interest	3,326,443
Prepaid expenses and other assets	116,076

Total assets	1,138,405,536

Liabilities
Payable for investments purchased	40,400,055
Payable for Fund shares redeemed	1,515,411
Management fee payable	57,778
Dividends payable	29,878
Administration fees payable	99,244
Trustees’ fees and expenses payable	2,177
Accrued expenses and other liabilities	175,711

Total liabilities	42,280,254

Total net assets	$1,096,125,282

Net assets consist of
Paid-in capital	$1,096,050,473
Total distributable earnings	74,809

Total net assets	$1,096,125,282

Computation of net asset value per share
Net assets – Class A	$109,905,678
Shares outstanding – Class A1	109,883,465
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$95,581,800
Shares outstanding – Administrator Class[1]	95,562,319
Net asset value per share – Administrator Class	$1.00
Net assets – Premier Class	$825,137,232
Shares outstanding – Premier Class[1]	824,970,919
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$65,500,572
Shares outstanding – Service Class[1]	65,487,334
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

20  |  Retail Money Market Funds

Statement of operations—six months ended July 31, 2020 (unaudited)

Investment income
Interest	$5,148,081

Expenses
Management fee	873,793
Administration fees
Class A	120,134
Administrator Class	50,981
Premier Class	355,550
Service Class	39,005
Shareholder servicing fees
Class A	136,004
Administrator Class	50,900
Service Class	81,257
Custody and accounting fees	21,074
Professional fees	20,470
Registration fees	29,216
Shareholder report expenses	21,807
Trustees’ fees and expenses	9,844
Other fees and expenses	16,159

Total expenses	1,826,194
Less: Fee waivers and/or expense reimbursements
Fund-level	(328,017)
Class A	(59,708)
Administrator Class	(17,180)
Service Class	(28,561)

Net expenses	1,392,728

Net investment income	3,755,353
Net realized gains on investments	139,822

Net increase in net assets resulting from operations	$3,895,175

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  21

Statement of changes in net assets

	Six months ended July 31, 2020 (unaudited)		Year ended January 31, 2020

Operations
Net investment income		$3,755,353		$11,333,376
Net realized gains on investments		139,822		155,732

Net increase in net assets resulting from operations		3,895,175		11,489,108

Distributions to shareholders from net investment income and net realized gains
Class A		(264,015)		(900,478)
Administrator Class		(329,357)		(1,516,842)
Premier Class		(2,982,744)		(8,389,054)
Service Class		(179,235)		(700,424)

Total distributions to shareholders		(3,755,351)		(11,506,798)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	37,074,731	37,074,731	27,183,406	27,183,406
Administrator Class	11,814,586	11,814,586	33,693,350	33,693,350
Premier Class	636,264,993	636,264,993	951,883,288	951,883,288
Service Class	1,942,232	1,942,232	4,331,878	4,331,878

		687,096,542		1,017,091,922

Reinvestment of distributions
Class A	259,894	259,894	874,165	874,165
Administrator Class	323,662	323,662	1,477,726	1,477,726
Premier Class	2,039,546	2,039,546	6,873,538	6,873,538
Service Class	52,478	52,478	213,497	213,497

		2,675,580		9,438,926

Payment for shares redeemed
Class A	(23,076,494)	(23,076,494)	(34,097,192)	(34,097,192)
Administrator Class	(24,024,589)	(24,024,589)	(59,099,979)	(59,099,979)
Premier Class	(661,143,378)	(661,143,378)	(704,849,931)	(704,849,931)
Service Class	(1,304,686)	(1,304,686)	(5,421,874)	(5,421,874)

		(709,549,147)		(803,468,976)

Net increase (decrease) in net assets resulting from capital share transactions		(19,777,025)		223,061,872

Total increase (decrease) in net assets		(19,637,201)		223,044,182

Net assets
Beginning of period		1,115,762,483		892,718,301

End of period		$1,096,125,282		$1,115,762,483

The accompanying notes are an integral part of these financial statements.

22  |  Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.25%	0.93%	0.89%	0.35%	0.13%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.64%	0.66%	0.66%	0.68%	0.65%	0.63%
Net expenses	0.43%	0.60%	0.61%	0.64%	0.39%	0.08%
Net investment income	0.48%	0.92%	0.88%	0.30%	0.02%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$109,906	$95,632	$101,680	$119,524	$135,704	$172,725

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.01	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00	0.01	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.01)	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)	(0.01)	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.32%	1.23%	1.21%	0.69%	0.33%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.37%	0.39%	0.39%	0.41%	0.40%	0.36%
Net expenses	0.29%	0.30%	0.30%	0.30%	0.27%	0.08%
Net investment income	0.65%	1.22%	1.21%	0.64%	0.22%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$95,582	$107,457	$131,395	$132,964	$155,448	$179,171

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24  |  Retail Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
PREMIER CLASS[1]		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.01	0.01	0.01	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.01	0.01	0.01	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.01)	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Net realized gains	(0.00)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.01)	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.37%	1.33%	1.31%	0.79%	0.41%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.27%	0.27%	0.28%	0.25%	0.24%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.18%	0.08%
Net investment income	0.67%	1.28%	1.31%	0.79%	0.18%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$825,137	$847,871	$593,961	$339,331	$105,881	$1,677,748

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Retail Money Market Funds  |  25

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SERVICE CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.01	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.01	0.01	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.01)	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]
Net realized gains	(0.00)	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.01)	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.28%	1.08%	1.06%	0.54%	0.20%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.54%	0.56%	0.56%	0.58%	0.54%	0.53%
Net expenses	0.38%	0.45%	0.45%	0.45%	0.32%	0.08%
Net investment income	0.55%	1.06%	1.05%	0.49%	0.03%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$65,501	$64,802	$65,682	$66,460	$73,472	$162,593

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26  |  Retail Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

Consistent with Rule 2a-7, the Board of Trustees of the Fund is permitted to impose a liquidity fee on redemptions from the Fund or a redemption gate (i.e., a suspension of the right to redeem) in the event that the Fund’s liquidity falls below required minimums because of market conditions or other factors. If the Fund’s weekly liquid assets (as defined in Rule 2a-7(34)) fall below 30% of the Fund’s total assets, the Board of Trustees is permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate. If the Fund’s weekly liquid assets fall below 10% of the Fund’s total assets, the Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board of Trustees determines that such a fee is not in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) is in the best interest of the Fund. Liquidity fees reduce the amount a shareholder receives upon redemption of its shares. The Fund retains any liquidity fees for the benefit of remaining shareholders. The Board of Trustees did not impose any liquidity fees and/or redemption gates during the six months ended July 31, 2020.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures

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Notes to financial statements (unaudited)

and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2020, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in municipal obligations	$0	$1,071,783,376	$0	$1,071,783,376

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

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Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2020, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.22%

Administrator Class	0.10

Premier Class	0.08

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Premier Class shares, and 0.45% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

During the six months ended July 31, 2020, Funds Management also voluntarily waived class-level expenses as follows:

% of average daily net assets (annualized)

Class A	0.17%

Administrator Class	0.01

Service Class	0.07

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Notes to financial statements (unaudited)

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $492,400,000 and $495,415,000 in interfund purchases and sales, respectively, during the six months ended July 31, 2020.

5. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

7. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

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Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 147 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019 and Interim President of the McKnight Foundation since 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 82 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo National Tax-Free Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

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Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Administrator Class) was higher than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper Tax Exempt Money Market Index, for all periods ended December 31, 2019.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for all share classes, except Class A. The Board received information concerning, and discussed factors contributing to, the expense analysis results for Class A and noted that the net operating expense ratio cap for Class A of the Fund had been lowered in 2018.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than, equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

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Other information (unaudited)

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Retail Money Market Funds  |  37

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

38  |  Retail Money Market Funds

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0820-01045 09-20

SA309/SAR309 07-20

Semi-Annual Report

July 31, 2020

Government Money Market Funds

∎	Wells Fargo Treasury Plus Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Government Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Treasury Plus Money Market Fund for the six-month period that ended July 31, 2020. Global stock markets tumbled in February and March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to offset much of the losses as central banks attempted to bolster capital markets and confidence. Fixed-income markets generally performed well, with the exception of high-yield bonds, as U.S. bonds overall achieved modest gains. U.S. and emerging market equities outperformed international developed market equities over the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 2.42% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 4.47%. The MSCI EM Index (Net)3 gained 3.08%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.69%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.29%, the Bloomberg Barclays Municipal Bond Index6 returned 1.96%, and the ICE BofA U.S. High Yield Index7 lost 0.23%.

Concerns about the coronavirus took over the market.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year U.S. Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, causing the price of West Texas Intermediate crude oil to plummet.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)

The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index, a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

In May, the equity market rebound continued, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive powerful well-known technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with both U.S. and U.K. retail sales rebounding substantially in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits due to expire at the end of July. However, unemployment remained in the double digits, easing somewhat from 14.7% in April to 11.1% in June. During June, numerous states reported alarming increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank by 9.5% and 12.1% in the U.S. and eurozone, respectively, from the previous quarter. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained historically high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector

“The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system.”

“Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine.”

Government Money Market Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections. Despite the ongoing promise of positive early-stage vaccine trial results, economic activity could be held back by the continued spread of the virus and the end of a widely received $600-a-week bonus unemployment benefit in late July.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Government Money Market Funds

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Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2020

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class A (PIVXX)	7-28-2003	0.76	0.69	0.35	0.61	0.60

Administrator Class (WTPXX)	3-31-2008	0.93	0.86	0.44	0.34	0.34

Institutional Class (PISXX)	8-11-1995	1.04	0.99	0.50	0.22	0.20

Select Class[3]	3-15-2019	1.10	1.00	0.51	0.18	0.14

Service Class (PRVXX)	10-1-1985	0.85	0.79	0.40	0.51	0.45

Yield summary (%) as of July 31, 20202

	Class A	Administrator Class	Institutional Class	Select Class	Service Class

7-day current yield	0.01	0.01	0.04	0.10	0.01

7-day compound yield	0.01	0.01	0.04	0.10	0.01

30-day simple yield	0.01	0.01	0.05	0.11	0.01

30-day compound yield	0.01	0.01	0.05	0.11	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

6  |  Government Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2020[4]

Effective maturity distribution as of July 31, 2020[4]

Weighted average maturity as of July 31, 2020[5]

38 days

Weighted average life as of July 31, 2020[6]

93 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.34% for Administrator Class, 0.20% for Institutional Class, 0.14% for Select Class, and 0.45% for Service Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been -0.37%, -0.10%, 0.02%, 0.06%, and -0.27% for Class A, Administrator Class, Institutional Class, Select Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2020	Ending account value 7-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,001.17	$1.79	0.36%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.07	$1.81	0.36%

Administrator Class

Actual	$1,000.00	$1,001.56	$1.39	0.28%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.41	0.28%

Institutional Class

Actual	$1,000.00	$1,002.00	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%

Select Class

Actual	$1,000.00	$1,002.29	$0.70	0.14%

Hypothetical (5% return before expenses)	$1,000.00	$1,024.17	$0.70	0.14%

Service Class

Actual	$1,000.00	$1,001.37	$1.59	0.32%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.27	$1.61	0.32%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Repurchase Agreements ^^: 42.20%
ANZ Bank, dated 7-31-2020, maturity value $255,001,542 (1)	0.10%	8-3-2020	$254,999,417	$254,999,417
Bank of America, dated 7-31-2020, maturity value $200,001,333 (2)	0.08	8-3-2020	200,000,000	200,000,000
Barclays Bank plc, dated 7-31-2020, maturity value $350,002,333 (3)	0.08	8-3-2020	350,000,000	350,000,000
Barclays Bank plc, dated 7-31-2020, maturity value $500,004,167 (4)	0.10	8-3-2020	500,000,000	500,000,000
BNP Paribas, dated 7-31-2020, maturity value $1,000,007,500 (5)	0.09	8-3-2020	1,000,000,000	1,000,000,000
BNP Paribas, dated 7-31-2020, maturity value $750,006,250 (6)	0.10	8-3-2020	750,000,000	750,000,000
BNYM, dated 7-31-2020, maturity value $750,006,250 (7)	0.10	8-3-2020	750,000,000	750,000,000
Citigroup Global Markets Incorporated, dated 7-30-2020, maturity value $250,003,889 (8)	0.08	8-6-2020	250,000,000	250,000,000
Credit Suisse, dated 7-31-2020, maturity value $1,750,011,667 (9)	0.08	8-3-2020	1,750,000,000	1,750,000,000
Fixed Income Clearing Corporation, dated 7-31-2020, maturity value $645,004,838 (10)	0.09	8-3-2020	645,000,000	645,000,000
Fixed Income Clearing Corporation, dated 7-31-2020, maturity value $750,006,413 (11)	0.10	8-3-2020	750,000,163	750,000,163
ING Financial Markets LLC, dated 7-31-2020, maturity value $100,010,813 (12)	0.10	8-3-2020	100,009,980	100,009,980
JPMorgan Securities, dated 7-27-2020, maturity value $200,003,889 (13)	0.10	8-3-2020	200,000,000	200,000,000
JPMorgan Securities, dated 7-1-2020, maturity value $100,011,917 (14)¢øø§	0.13	8-3-2020	100,000,000	100,000,000
MetLife Incorporated, dated 7-31-2020, maturity value $250,005,764 (15)	0.10	8-3-2020	250,003,681	250,003,681
MUFG Securities Canada Limited, dated 7-31-2020, maturity value $250,001,667 (16)	0.08	8-3-2020	250,000,000	250,000,000
MUFG Securities Canada Limited, dated 7-30-2020, maturity value $250,003,889 (17)	0.08	8-6-2020	250,000,000	250,000,000
Prudential, dated 7-31-2020, maturity value $58,158,033 (18)	0.11	8-3-2020	58,157,500	58,157,500
Prudential, dated 7-31-2020, maturity value $6,676,311 (19)	0.11	8-3-2020	6,676,250	6,676,250
RBC Dominion Securities Incorporated, dated 7-27-2020, maturity value $250,004,375 (20)	0.09	8-3-2020	250,000,000	250,000,000
RBS Securities Incorporated, dated 7-31-2020, maturity value $1,000,007,500 (21)	0.09	8-3-2020	1,000,000,000	1,000,000,000
Societe Generale NY, dated 7-6-2020, maturity value $200,022,389 (22)	0.13	8-6-2020	200,000,000	200,000,000
Societe Generale NY, dated 7-14-2020, maturity value $150,016,250 (23)	0.13	8-13-2020	150,000,000	150,000,000
Standard Chartered Bank, dated 7-31-2020, maturity value $250,001,667 (24)	0.08	8-3-2020	250,000,000	250,000,000
Standard Chartered Bank, dated 7-29-2020, maturity value $500,007,778 (25)	0.08	8-5-2020	500,000,000	500,000,000
Standard Chartered Bank, dated 7-31-2020, maturity value $147,031,225 (26)	0.10	8-3-2020	147,030,000	147,030,000

Total Repurchase Agreements (Cost $10,911,876,991)				10,911,876,991

Treasury Debt : 58.35%
U.S. Cash Management Bill %%(z)	0.11	1-5-2021	150,000,000	149,927,331
U.S. Cash Management Bill (z)##	0.13	11-17-2020	150,000,000	149,928,014
U.S. Cash Management Bill (z)	0.13	12-29-2020	100,000,000	99,945,733
U.S. Cash Management Bill (z)	0.13	8-4-2020	280,000,000	279,998,969
U.S. Cash Management Bill (z)	0.14	9-29-2020	250,000,000	249,938,063
U.S. Cash Management Bill (z)	0.14	9-8-2020	295,000,000	294,958,453
U.S. Cash Management Bill (z)	0.14	10-13-2020	225,000,000	224,935,952
U.S. Cash Management Bill (z)	0.15	11-10-2020	200,000,000	199,919,425
U.S. Cash Management Bill (z)	0.15	12-22-2020	150,000,000	149,913,491
U.S. Cash Management Bill (z)	0.15	10-27-2020	300,000,000	299,894,694

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Cash Management Bill (z)	0.15%	8-11-2020	$250,000,000	$249,991,672
U.S. Cash Management Bill (z)	0.15	10-20-2020	300,000,000	299,901,763
U.S. Cash Management Bill (z)	0.16	12-8-2020	150,000,000	149,916,656
U.S. Cash Management Bill (z)	0.16	12-15-2020	100,000,000	99,941,375
U.S. Cash Management Bill (z)	0.16	10-6-2020	150,000,000	149,957,689
U.S. Cash Management Bill (z)	0.16	11-3-2020	300,000,000	299,875,928
U.S. Cash Management Bill (z)	0.16	12-1-2020	50,000,000	49,973,000
U.S. Cash Management Bill (z)	0.17	9-22-2020	150,000,000	149,963,854
U.S. Cash Management Bill (z)	0.19	11-24-2020	100,000,000	99,941,640
U.S. Cash Management Bill (z)	0.19	9-15-2020	250,000,000	249,943,831
U.S. Treasury Bill (z)	0.12	8-27-2020	350,000,000	349,970,925
U.S. Treasury Bill (z)	0.13	8-20-2020	300,000,000	299,982,139
U.S. Treasury Bill (z)	0.13	8-25-2020	310,000,000	309,975,732
U.S. Treasury Bill (z)	0.13	1-21-2021	100,000,000	99,938,013
U.S. Treasury Bill (z)	0.13	8-13-2020	150,000,000	149,994,507
U.S. Treasury Bill (z)	0.13	10-22-2020	80,000,000	79,976,411
U.S. Treasury Bill (z)	0.13	1-28-2021	120,000,000	119,920,592
U.S. Treasury Bill (z)	0.14	11-19-2020	200,000,000	199,918,400
U.S. Treasury Bill (z)	0.14	9-17-2020	200,000,000	199,965,375
U.S. Treasury Bill (z)	0.14	8-18-2020	250,000,000	249,985,553
U.S. Treasury Bill (z)	0.14	11-27-2020	200,000,000	199,910,583
U.S. Treasury Bill (z)	0.14	9-1-2020	200,000,000	199,976,800
U.S. Treasury Bill (z)	0.14	11-12-2020	350,000,000	349,858,495
U.S. Treasury Bill (z)	0.14	11-5-2020	250,000,000	249,905,510
U.S. Treasury Bill (z)	0.15	10-1-2020	250,000,000	249,939,157
U.S. Treasury Bill (z)	0.15	1-14-2021	200,000,000	199,859,689
U.S. Treasury Bill (z)	0.16	9-24-2020	250,000,000	249,942,944
U.S. Treasury Bill (z)	0.16	10-29-2020	150,000,000	149,942,363
U.S. Treasury Bill (z)	0.16	1-7-2021	100,000,000	99,930,222
U.S. Treasury Bill (z)	0.17	12-31-2020	50,000,000	49,965,417
U.S. Treasury Bill (z)	0.17	12-3-2020	50,000,000	49,971,787
U.S. Treasury Bill (z)	0.18	10-8-2020	300,000,000	299,902,861
U.S. Treasury Bill (z)	0.19	12-10-2020	100,000,000	99,931,917
U.S. Treasury Bill (z)	0.19	12-17-2020	50,000,000	49,964,111
U.S. Treasury Bill (z)	0.22	9-10-2020	270,000,000	269,936,773
U.S. Treasury Bill (z)	0.24	10-15-2020	300,000,000	299,852,327
U.S. Treasury Bill (z)	0.40	8-6-2020	250,000,000	249,991,667
U.S. Treasury Bill (z)	0.47	9-3-2020	320,000,000	319,870,842
U.S. Treasury Note	1.63	11-30-2020	10,000,000	9,999,486
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	0.15	10-31-2020	528,000,000	527,940,292
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.06%) ±	0.16	7-31-2022	200,000,000	200,000,000
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.11%) ±	0.22	4-30-2022	730,000,000	730,142,521
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.12%) ±	0.22	1-31-2021	520,000,000	519,897,895
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	0.24	4-30-2021	490,000,000	489,903,033
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.15%) ±	0.26	1-31-2022	405,000,000	404,826,308
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	0.33	7-31-2021	370,000,000	369,867,627
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.30%) ±	0.41	10-31-2021	415,000,000	415,225,861

The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note	1.13%	2-28-2021	$55,000,000	$55,193,438
U.S. Treasury Note	1.13	7-31-2021	30,000,000	30,298,086
U.S. Treasury Note	1.38	8-31-2020	90,000,000	89,976,750
U.S. Treasury Note	1.38	9-15-2020	120,000,000	119,967,464
U.S. Treasury Note	1.38	9-30-2020	50,000,000	49,988,620
U.S. Treasury Note	1.50	8-15-2020	30,000,000	30,003,944
U.S. Treasury Note	1.63	10-15-2020	10,000,000	9,999,842
U.S. Treasury Note	1.75	12-31-2020	90,000,000	90,220,889
U.S. Treasury Note	1.88	12-15-2020	40,000,000	40,208,444
U.S. Treasury Note	2.00	11-30-2020	20,000,000	20,022,376
U.S. Treasury Note	2.00	1-15-2021	40,000,000	40,177,864
U.S. Treasury Note	2.00	2-28-2021	154,000,000	155,231,952
U.S. Treasury Note	2.13	8-31-2020	30,000,000	30,010,697
U.S. Treasury Note	2.25	2-15-2021	105,000,000	105,960,559
U.S. Treasury Note	2.25	3-31-2021	80,000,000	80,818,813
U.S. Treasury Note	2.38	12-31-2020	30,000,000	30,203,322
U.S. Treasury Note	2.38	3-15-2021	30,000,000	30,361,587
U.S. Treasury Note	2.38	4-15-2021	80,000,000	81,125,789
U.S. Treasury Note	2.50	12-31-2020	60,000,000	60,217,023
U.S. Treasury Note	2.50	2-28-2021	20,000,000	20,108,797
U.S. Treasury Note	2.63	8-15-2020	45,000,000	45,014,480
U.S. Treasury Note	2.63	8-31-2020	30,000,000	30,022,158
U.S. Treasury Note	2.63	11-15-2020	165,000,000	165,748,282
U.S. Treasury Note	2.75	9-30-2020	170,000,000	170,300,195
U.S. Treasury Note	2.75	11-30-2020	65,000,000	65,230,739
U.S. Treasury Note	2.88	10-31-2020	90,000,000	90,267,554
U.S. Treasury Note	3.63	2-15-2021	45,000,000	45,498,239
U.S. Treasury Note	8.13	5-15-2021	40,000,000	42,496,032

Total Treasury Debt (Cost $15,089,525,603)				15,089,525,603

Total investments in securities (Cost $26,001,402,594)	100.55%	26,001,402,594

Other assets and liabilities, net	(0.55)	(142,431,650)

Total net assets	100.00%	$25,858,970,944

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Portfolio of investments—July 31, 2020 (unaudited)

^^	Collateralized by:
(1)	U.S. government securities, 2.13%, 12-31-2021 to 2-29-2024, fair value including accrued interest is $259,100,915.
(2)	U.S. government securities, 1.00% to 1.88%, 7-31-2022 to 2-15-2046, fair value including accrued interest is $204,000,017.
(3)	U.S. government securities, 0.15% to 3.13%, 10-31-2020 to 5-15-2049, fair value including accrued interest is $357,000,022.
(4)	U.S. government securities, 2.25% to 3.75%, 8-15-2027 to 11-15-2048, fair value including accrued interest is $510,000,044.
(5)	U.S. government securities, 0.00% to 5.25%, 8-15-2020 to 2-15-2046, fair value including accrued interest is $1,020,000,043.
(6)	U.S. government securities, 0.00% to 2.50%, 7-15-2021 to 2-28-2026, fair value including accrued interest is $765,000,094.
(7)	U.S. government securities, 0.25% to 3.63%, 7-31-2025 to 5-15-2046, fair value including accrued interest is $762,838,958.
(8)	U.S. government securities, 4.25% to 4.50%, 5-15-2039 to 11-15-2039, fair value including accrued interest is $255,000,066.
(9)	U.S. government securities, 0.00% to 2.63%, 8-31-2020 to 6-30-2027, fair value including accrued interest is $1,785,011,900.
(10)	U.S. government securities, 0.75% to 3.38%, 2-15-2045 to 11-15-2049, fair value including accrued interest is $657,900,062.
(11)	U.S. government securities, 0.88% to 3.00%, 2-15-2046 to 2-15-2047, fair value including accrued interest is $765,000,167.
(12)	U.S. government securities, 2.25% to 2.88%, 5-15-2043 to 8-15-2046, fair value including accrued interest is $102,051,000.
(13)	U.S. government securities, 1.88%, 11-30-2021, fair value including accrued interest is $204,000,166.
(14)	U.S. government securities, 1.63%, 11-15-2022, fair value including accrued interest is $102,000,014.
(15)	U.S. government securities, 1.38% to 4.50%, 1-31-2021 to 2-15-2036, fair value including accrued interest is $253,115,594.
(16)	U.S. government securities, 0.00% to 3.00%, 12-3-2020 to 2-15-2049, fair value including accrued interest is $255,000,030.
(17)	U.S. government securities, 0.75% to 4.25%, 11-15-2040 to 8-15-2048, fair value including accrued interest is $255,000,021.
(18)	U.S. government securities, 0.00% to 3.00%, 11-15-2025 to 11-15-2047, fair value including accrued interest is $59,320,650.
(19)	U.S. government securities, 0.00%, 11-15-2026, fair value is $6,809,775.
(20)	U.S. government securities, 0.00% to 3.00%, 9-17-2020 to 5-15-2045, fair value including accrued interest is $255,000,004.
(21)	U.S. government securities, 0.00%, 8-15-2020 to 5-15-2050, fair value is $1,020,000,030.
(22)	U.S. government securities, 0.00% to 8.13%, 8-31-2020 to 11-15-2043, fair value including accrued interest is $204,000,000.
(23)	U.S. government securities, 0.00% to 8.13%, 8-31-2020 to 5-15-2046, fair value including accrued interest is $153,000,000.
(24)	U.S. government securities, 0.00% to 4.50%, 8-13-2020 to 11-15-2049, fair value including accrued interest is $255,000,033.
(25)	U.S. government securities, 0.00% to 6.00%, 8-13-2020 to 2-15-2050, fair value including accrued interest is $510,000,002.
(26)	U.S. government securities, 0.13%, 5-31-2022, fair value including accrued interest is $150,000,588.
¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
§	The security is subject to a demand feature which reduces the effective maturity.
%%	The security is purchased on a when-issued basis.
(z)	Zero coupon security. The rate represents the current yield to maturity.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Statement of assets and liabilities—July 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$15,089,525,603
Investments in repurchase agreements, at amortized cost	10,911,876,991
Cash	128,130,003
Receivable for Fund shares sold	702,092
Receivable for interest	12,933,219
Prepaid expenses and other assets	1,125,787

Total assets	26,144,293,695

Liabilities
Payable for investments purchased	280,204,933
Payable for Fund shares redeemed	693,395
Management fee payable	1,641,309
Dividends payable	534,180
Administration fees payable	1,825,429
Trustees’ fees and expenses payable	1,461
Accrued expenses and other liabilities	422,044

Total liabilities	285,322,751

Total net assets	$25,858,970,944

Net assets consist of
Paid-in capital	$25,859,171,141
Total distributable loss	(200,197)

Total net assets	$25,858,970,944

Computation of net asset value per share
Net assets – Class A	$1,243,688,768
Shares outstanding – Class A1	1,243,630,646
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$194,837,606
Shares outstanding – Administrator Class[1]	194,827,492
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$19,334,809,835
Shares outstanding – Institutional Class[1]	19,333,222,738
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$3,566,989,004
Shares outstanding – Select Class[1]	3,566,803,152
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$1,518,645,731
Shares outstanding – Service Class[1]	1,518,568,515
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Statement of operations—six months ended July 31, 2020 (unaudited)

Investment income
Interest	$51,133,490

Expenses
Management fee	13,786,055
Administration fees
Class A	1,520,929
Administrator Class	108,360
Institutional Class	6,005,270
Select Class	423,148
Service Class	800,087
Shareholder servicing fees
Class A	1,728,211
Administrator Class	108,161
Service Class	1,666,611
Custody and accounting fees	271,865
Professional fees	25,572
Registration fees	22,029
Shareholder report expenses	26,277
Trustees’ fees and expenses	10,339
Other fees and expenses	110,152

Total expenses	26,613,066
Less: Fee waivers and/or expense reimbursements
Fund-level	(3,455,767)
Class A	(874,952)
Administrator Class	(32,219)
Select Class	(202,031)
Service Class	(657,943)

Net expenses	21,390,154

Net investment income	29,743,336
Net realized gains on investments	12,367

Net increase in net assets resulting from operations	$29,755,703

The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2020 (unaudited)		Year ended January 31, 2020

Operations
Net investment income		$29,743,336		$293,902,436
Net realized gains on investments		12,367		77,169

Net increase in net assets resulting from operations		29,755,703		293,979,605

Distributions to shareholders from net investment income and net realized gains
Class A		(1,489,616)		(19,977,039)
Administrator Class		(268,018)		(1,774,446)
Institutional Class		(24,009,198)		(233,671,816)
Select Class		(2,406,961)		(14,829,426)[1]
Service Class		(1,569,543)		(23,697,019)
Sweep Class		N/A		(1,237)[2]

Total distributions to shareholders		(29,743,336)		(293,950,983)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,555,105,409	4,555,105,409	8,983,130,114	8,983,130,114
Administrator Class	333,014,480	333,014,480	648,439,409	648,439,409
Institutional Class	50,205,789,564	50,205,789,564	92,366,552,858	92,366,552,858
Select Class	8,014,718,169	8,014,718,169	4,951,631,188 [1]	4,951,631,188 [1]
Service Class	3,201,440,216	3,201,440,216	7,712,455,249	7,712,455,249

		66,310,067,838		114,662,208,818

Reinvestment of distributions
Class A	786,101	786,101	10,091,843	10,091,843
Administrator Class	277,651	277,651	1,739,531	1,739,531
Institutional Class	8,862,296	8,862,296	86,905,773	86,905,773
Select Class	2,017,859	2,017,859	11,537,230 [1]	11,537,230 [1]
Service Class	384,484	384,484	5,190,841	5,190,841

		12,328,391		115,465,218

Payment for shares redeemed
Class A	(4,691,145,946)	(4,691,145,946)	(8,816,940,672)	(8,816,940,672)
Administrator Class	(275,549,206)	(275,549,206)	(614,418,973)	(614,418,973)
Institutional Class	(42,175,164,799)	(42,175,164,799)	(93,625,030,718)	(93,625,030,718)
Select Class	(5,141,682,966)	(5,141,682,966)	(4,271,418,328)[1]	(4,271,418,328)[1]
Service Class	(2,852,007,937)	(2,852,007,937)	(7,980,153,399)	(7,980,153,399)
Sweep Class	N/A	N/A	(100,073)[2]	(100,073)[2]

		(55,135,550,854)		(115,308,062,163)

Net increase (decrease) in net assets resulting from capital share transactions		11,186,845,375		(530,388,127)

Total increase (decrease) in net assets		11,186,857,742		(530,359,505)

Net assets
Beginning of period		14,672,113,202		15,202,472,707

End of period		$25,858,970,944		$14,672,113,202

[1]	For the period from March 15, 2019 (commencement of class operations) to January 31, 2020

[2]

For the period from February 1, 2019 to November 29, 2019. Effective at the close of business on November 29, 2019, Sweep Class shares were liquidated and the class was subsequently closed. Sweep Class shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.12%	1.56%	1.37%	0.38%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.62%	0.62%	0.62%
Net expenses	0.36%	0.60%	0.60%	0.61%	0.39%	0.11%
Net investment income	0.22%	1.53%	1.36%	0.38%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,243,689	$1,379,059	$1,202,749	$1,291,723	$1,745,419	$1,956,626

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.16%	1.83%	1.63%	0.65%	0.06%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.35%	0.35%	0.34%	0.34%
Net expenses	0.28%	0.34%	0.35%	0.35%	0.34%	0.10%
Net investment income	0.25%	1.84%	1.48%	0.61%	0.05%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$194,838	$137,102	$101,340	$142,198	$106,246	$101,432

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.20%	1.97%	1.78%	0.79%	0.20%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.10%
Net investment income	0.32%	1.95%	1.77%	0.81%	0.20%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$19,334,810	$11,295,226	$12,466,864	$13,085,244	$11,489,674	$12,617,153

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

SELECT CLASS	Six months ended July 31, 2020 (unaudited)	Year ended January 31, 2020[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.02
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.02
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.02)
Net realized gains	0.00	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.02)
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.23%	1.74%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%
Net expenses	0.14%	0.14%
Net investment income	0.23%	1.81%
Supplemental data
Net assets, end of period (000s omitted)	$3,566,989	$691,825

[1]	For the period from March 15, 2019 (commencement of class operations) to January 31, 2020

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  19

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SERVICE CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00	0.00

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.14%	1.72%	1.53%	0.54%	0.02%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.52%	0.52%	0.52%
Net expenses	0.32%	0.45%	0.45%	0.45%	0.38%	0.11%
Net investment income	0.24%	1.71%	1.51%	0.54%	0.03%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,518,646	$1,168,901	$1,431,420	$1,459,295	$1,500,467	$1,339,895

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20  |  Government Money Market Funds

Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on November 29, 2019, Sweep Class shares of the Fund were liquidated and the class was subsequently closed. Sweep class shares are no longer offered by the Fund. Information for Sweep Class shares reflected in the financial statements represents activity through November 29, 2019.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain a market value equal to or greater than the resale price. The repurchase agreements are collateralized by securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Government Money Market Funds  |  21

Notes to financial statements (unaudited)

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2020, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets
Investments in:

Repurchase agreements	$0	$10,911,876,991	$0	$10,911,876,991

Treasury debt	0	15,089,525,603	0	15,089,525,603

Total assets	$0	$26,001,402,594	$0	$26,001,402,594

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

22  |  Government Money Market Funds

Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 billion	0.14

Over $10 billion	0.13

For the six months ended July 31, 2020, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.22%

Administrator Class	0.10

Institutional Class	0.08

Select Class	0.04

Service Class	0.12

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses 0.60% for Class A shares, 0.34% for Administrator Class shares, 0.20% for Institutional Class shares, 0.14% for Select Class shares, and 0.45% for Service Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Government Money Market Funds  |  23

Notes to financial statements (unaudited)

During the six months ended July 31, 2020, Funds Management also voluntarily waived class-level expenses as follows:

% of average daily net assets (annualized)

Class A	0.24%

Administrator Class	0.06

Service Class	0.13

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

7. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

24  |  Government Money Market Funds

Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

Government Money Market Funds  |  25

Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 147 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Government Money Market Funds

Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019 and Interim President of the McKnight Foundation since 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Government Money Market Funds  |  27

Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 82 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

28  |  Government Money Market Funds

Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Treasury Plus Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Treasury Plus Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Government Money Market Funds  |  29

Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Class I) was higher than the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Class I) was higher than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was higher than its benchmark index, the Lipper U.S. Treasury Money Market Funds Index, for all periods ended December 31, 2019.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the median net operating expense ratios of the expense Groups for all share classes.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

30  |  Government Money Market Funds

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Government Money Market Funds  |  31

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

32  |  Government Money Market Funds

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0820-01051 09-20

SA314/SAR314 07-20

Semi-Annual Report

July 31, 2020

Government Money Market Funds

∎	Wells Fargo 100% Treasury Money Market Fund

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Reduce clutter. Save trees.
Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/ advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2020, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Asset Management. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Asset Management and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾  MAY LOSE VALUE

Government Money Market Funds  |  1

Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo 100% Treasury Money Market Fund for the six-month period that ended July 31, 2020. Global stock markets tumbled in February and March as governments took unprecedented measures to stop the spread of the coronavirus at the expense of short-term economic output. However, most markets rebounded from April on to offset much of the losses as central banks attempted to bolster capital markets and confidence. Fixed-income markets generally performed well, with the exception of high-yield bonds, as U.S. bonds overall achieved modest gains. U.S. and emerging market equities outperformed international developed market equities over the six-month period.

For the period, U.S. stocks, based on the S&P 500 Index,1 returned 2.42% and international stocks, as measured by the MSCI ACWI ex USA Index (Net),2 fell 4.47%. The MSCI EM Index (Net)3 gained 3.08%. For bond investors, the Bloomberg Barclays U.S. Aggregate Bond Index4 added 5.69%, the Bloomberg Barclays Global Aggregate ex-USD Index5 returned 4.29%, the Bloomberg Barclays Municipal Bond Index6 returned 1.96%, and the ICE BofA U.S. High Yield Index7 lost 0.23%.

Concerns about the coronavirus took over the market.

In February, the coronavirus became the major market focus. Fears of the virus’s impact on global growth led to expectations of increased global central bank monetary policy support. That led the 10-year U.S. Treasury yield to fall to an all-time low of 1.1% by the end of the month. Although equity markets initially shrugged off concerns about the outbreak, focusing instead on strong fourth-quarter earnings and improving business confidence in January, market sentiment turned sharply lower toward month-end. Oil prices tumbled as Russia and the Organization of the Petroleum Exporting Countries compounded a major decline in oil demand with a brutal price war, causing the price of West Texas Intermediate crude oil to plummet.

[1]

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]

The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the United States. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]

The MSCI Emerging Markets (EM) Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]

The Bloomberg Barclays Global Aggregate ex-USD Index is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]

The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2020. ICE Data Indices, LLC. All rights reserved.

2  |  Government Money Market Funds

Letter to shareholders (unaudited)

The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system. This abrupt stoppage of economic activity led to the sharp deceleration of global output, sending economies into a deep contraction. Central bank responses were swift, as they slashed interest rates and expanded quantitative easing programs to restore liquidity and confidence to the markets. In the U.S., the Federal Reserve launched several lending programs, funding investment-grade bonds, money market mutual funds, and commercial paper while purchasing Treasuries, mortgage-backed securities, and overnight repurchase agreements. Meanwhile, stock markets tumbled quickly into a bear market, ending the longest bull stock market in U.S. history.

Markets rebounded strongly in April, fueled by unprecedented government and central bank stimulus measures. The U.S. economy contracted by an annualized 5.0% pace in the first quarter, with 30 million new unemployment insurance claims in six weeks. In the eurozone, first-quarter real gross domestic product (GDP) shrank 3.8%, with the composite April Flash Purchasing Managers’ Index, a monthly survey of purchasing managers, falling to an all-time low of 13.5. The European Central Bank expanded its quantitative easing to include the purchase of additional government bonds of countries with the greatest virus-related need, including Italy and Spain. China’s first-quarter GDP fell by 6.8% year over year. However, retail sales, production, and investment showed signs of recovery. Extreme oil-price volatility continued as global supply far exceeded demand.

In May, the equity market rebound continued, with widespread strong monthly gains. Investors regained confidence on reports of early signs of success in human trials of a coronavirus vaccine. Growth stocks continued to outperform value stocks while returns on global government bonds were generally flat. In the U.S., a gap grew between the stock market rebound and devastating economic data points, including an April unemployment rate of 14.7%, the highest level since World War II. Purchasing managers’ indices continued to reflect weakening activity in May in both the manufacturing and services sectors. U.S. corporate earnings reports indicated a 14% year-over-year contraction in earnings from the first quarter of 2019. However, high demand for technology, driven by remote activity, helped maintain robust information technology sector earnings, which helped drive powerful well-known technology stocks higher.

Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine. There were hopeful signs as economies reopened, with both U.S. and U.K. retail sales rebounding substantially in May. However, year over year, sales remained depressed. Vitally important to market sentiment was the ongoing commitment by central banks globally to do all they could to provide economic support through liquidity and low borrowing costs. U.S. economic activity was aided by one-time $1,200 stimulus checks and $600 bonus weekly unemployment benefits due to expire at the end of July. However, unemployment remained in the double digits, easing somewhat from 14.7% in April to 11.1% in June. During June, numerous states reported alarming increases in coronavirus cases. China’s economic recovery picked up momentum in June, though it remained far from a full recovery.

July was a broadly positive month for both global equities and fixed income. However, economic data and a resurgence of coronavirus cases pointed to the vulnerability of the global economy and the ongoing imperative to regain control of the pandemic. Second-quarter GDP shrank by 9.5% and 12.1% in the U.S. and eurozone, respectively, from the previous quarter. In contrast, China reported a 3.2% year-over-year expansion in its second-quarter GDP. U.S. unemployment remained historically high despite adding 1.8 million jobs in July, with a double-digit jobless rate persisting. However, manufacturing activity grew in both the U.S. and eurozone. In Asia, while China’s manufacturing sector

“The global spread of the coronavirus led many countries to clamp down on social and business-related activity in order to contain the virus from causing even greater devastation and overwhelming the health care system.”

“Financial markets posted widely positive returns in June despite ongoing economic weakness and high levels of uncertainty on the containment of the coronavirus and the timing of an effective vaccine.”

Government Money Market Funds  |  3

Letter to shareholders (unaudited)

For further information about your Fund, contact your investment professional, visit our website at wfam.com, or call us directly at 1-800-222-8222.

continued to expand, activity in Japan and South Korea contracted. In July, a rising concern was the rapid and broad reemergence of coronavirus infections. Despite the ongoing promise of positive early-stage vaccine trial results, economic activity could be held back by the continued spread of the virus and the end of a widely received $600-a-week bonus unemployment benefit in late July.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

4  |  Government Money Market Funds

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Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®‡

Jeffrey L. Weaver, CFA®‡

Laurie White

Average annual total returns (%) as of July 31, 2020

					Expense ratios[1] (%)

	Inception date	1 year	5 year	10 year	Gross	Net[2]

Class A (WFTXX)	11-8-1999	0.76	0.67	0.34	0.62	0.60

Administrator Class (WTRXX)	6-30-2010	0.98	0.88	0.44	0.35	0.30

Institutional Class (WOTXX)[3]	10-31-2014	1.07	0.97	0.49	0.23	0.20

Service Class (NWTXX)	12-3-1990	0.83	0.74	0.37	0.52	0.50

Sweep Class	6-30-2010	0.65	0.55	0.28	0.78	0.78

Yield summary (%) as of July 31, 20202

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class

7-day current yield	0.01	0.01	0.05	0.01	0.01

7-day compound yield	0.01	0.01	0.05	0.01	0.01

30-day simple yield	0.01	0.01	0.05	0.01	0.01

30-day compound yield	0.01	0.01	0.05	0.01	0.01

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wfam.com.

Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund’s current prospectus.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 7.

6  |  Government Money Market Funds

Performance highlights (unaudited)

Portfolio composition as of July 31, 2020[4]

Effective maturity distribution as of July 31, 2020[4]

Weighted average maturity as of July 31, 2020[5]

48 days

Weighted average life as of July 31, 2020[6]

102 days

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

[1]

Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]

The manager has contractually committed through May 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.60% for Class A, 0.30% for Administrator Class, 0.20% for Institutional Class, 0.50% for Service Class, and 0.78% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been -0.37%, -0.10%, 0.02%, -0.27%, and -0.53% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.

[3]

Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]

Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. WAM is subject to change and may have changed since the date specified.

[6]

Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. WAL is subject to change and may have changed since the date specified.

Government Money Market Funds  |  7

Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2020 to July 31, 2020.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2020	Ending account value 7-31-2020	Expenses paid during the period[1]	Annualized net expense ratio

Class A

Actual	$1,000.00	$1,001.28	$1.99	0.40%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01	0.40%

Administrator Class

Actual	$1,000.00	$1,001.90	$1.39	0.28%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.47	$1.41	0.28%

Institutional Class

Actual	$1,000.00	$1,002.28	$1.00	0.20%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.87	$1.01	0.20%

Service Class

Actual	$1,000.00	$1,001.45	$1.74	0.35%

Hypothetical (5% return before expenses)	$1,000.00	$1,023.12	$1.76	0.35%

Sweep Class

Actual	$1,000.00	$1,001.02	$2.04	0.41%

Hypothetical (5% return before expenses)	$1,000.00	$1,022.82	$2.06	0.41%

[1]

Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

8  |  Government Money Market Funds

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Treasury Debt: 99.86%
U.S. Cash Management Bill (z)	0.07%	9-29-2020	$335,000,000	$334,933,755
U.S. Cash Management Bill (z)%%	0.11	1-5-2021	45,000,000	44,978,216
U.S. Cash Management Bill (z)##	0.13	8-11-2020	1,011,280,000	1,011,251,701
U.S. Cash Management Bill (z)	0.13	9-8-2020	540,000,000	539,930,225
U.S. Cash Management Bill (z)	0.13	9-22-2020	445,000,000	444,922,472
U.S. Cash Management Bill (z)	0.13	11-17-2020	140,000,000	139,932,416
U.S. Cash Management Bill (z)	0.13	12-29-2020	45,000,000	44,975,580
U.S. Cash Management Bill (z)	0.14	8-4-2020	711,475,000	711,472,283
U.S. Cash Management Bill (z)	0.14	10-13-2020	215,000,000	214,938,733
U.S. Cash Management Bill (z)	0.15	9-15-2020	495,000,000	494,914,328
U.S. Cash Management Bill (z)	0.15	10-20-2020	190,000,000	189,937,936
U.S. Cash Management Bill (z)	0.15	10-27-2020	295,000,000	294,896,465
U.S. Cash Management Bill (z)	0.15	12-22-2020	45,000,000	44,974,052
U.S. Cash Management Bill (z)	0.16	10-6-2020	140,000,000	139,960,800
U.S. Cash Management Bill (z)	0.16	11-3-2020	195,000,000	194,922,566
U.S. Cash Management Bill (z)	0.16	11-10-2020	150,000,000	149,935,375
U.S. Cash Management Bill (z)	0.16	12-1-2020	45,000,000	44,975,700
U.S. Cash Management Bill (z)	0.16	12-8-2020	50,000,000	49,972,219
U.S. Cash Management Bill (z)	0.16	12-15-2020	95,000,000	94,944,306
U.S. Cash Management Bill (z)	0.19	11-24-2020	100,000,000	99,941,640
U.S. Treasury Bill (z)	0.08	9-1-2020	985,000,000	984,910,224
U.S. Treasury Bill (z)	0.11	8-25-2020	895,000,000	894,939,592
U.S. Treasury Bill (z)	0.12	10-29-2020	440,000,000	439,873,778
U.S. Treasury Bill (z)	0.13	8-18-2020	765,770,000	765,729,522
U.S. Treasury Bill (z)	0.13	9-17-2020	428,590,000	428,519,209
U.S. Treasury Bill (z)	0.13	10-22-2020	485,000,000	484,855,350
U.S. Treasury Bill (z)	0.13	1-21-2021	45,000,000	44,972,106
U.S. Treasury Bill (z)	0.14	10-1-2020	385,000,000	384,913,003
U.S. Treasury Bill (z)	0.14	11-5-2020	140,000,000	139,948,757
U.S. Treasury Bill (z)	0.14	11-19-2020	140,000,000	139,940,030
U.S. Treasury Bill (z)	0.14	11-27-2020	185,000,000	184,916,907
U.S. Treasury Bill (z)	0.14	1-28-2021	65,000,000	64,955,945
U.S. Treasury Bill (z)	0.15	9-24-2020	490,000,000	489,895,960
U.S. Treasury Bill (z)	0.15	11-12-2020	140,000,000	139,942,240
U.S. Treasury Bill (z)	0.15	1-14-2021	95,000,000	94,933,329
U.S. Treasury Bill (z)	0.16	10-8-2020	430,000,000	429,872,478
U.S. Treasury Bill (z)	0.16	1-7-2021	40,000,000	39,972,089
U.S. Treasury Bill (z)	0.17	12-3-2020	50,000,000	49,971,787
U.S. Treasury Bill (z)	0.17	12-31-2020	45,000,000	44,968,875
U.S. Treasury Bill (z)	0.19	10-15-2020	580,000,000	579,782,177
U.S. Treasury Bill (z)	0.19	12-10-2020	95,000,000	94,935,321
U.S. Treasury Bill (z)	0.19	12-17-2020	45,000,000	44,967,700
U.S. Treasury Bill (z)	0.20	9-10-2020	554,470,000	554,355,028
U.S. Treasury Bill (z)	0.21	9-3-2020	955,000,000	954,831,842
U.S. Treasury Bill (z)	0.25	8-27-2020	600,000,000	599,899,280
U.S. Treasury Bill (z)	0.28	8-20-2020	555,000,000	554,927,443
U.S. Treasury Bill (z)	0.34	8-6-2020	585,000,000	584,983,510
U.S. Treasury Bill (z)	0.40	8-13-2020	550,000,000	549,939,314
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.05%) ±	0.15	10-31-2020	335,000,000	334,963,526
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.11%) ±	0.22	4-30-2022	738,000,000	738,141,327
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.12%) ±	0.22	1-31-2021	390,000,000	389,922,488
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.14%) ±	0.24	4-30-2021	340,000,000	339,941,927

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  9

Portfolio of investments—July 31, 2020 (unaudited)

	Interest rate	Maturity date	Principal	Value
Treasury Debt (continued)
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.15%) ±	0.26%	1-31-2022	$365,000,000	$364,828,154
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.22%) ±	0.33	7-31-2021	170,000,000	169,978,083
U.S. Treasury Note (U.S. Treasury 3 Month Bill Money Market Yield +0.30%) ±	0.41	10-31-2021	310,000,000	310,172,816
U.S. Treasury Note	1.13	2-28-2021	85,000,000	85,336,560
U.S. Treasury Note	1.38	8-31-2020	120,000,000	120,091,469
U.S. Treasury Note	1.38	9-15-2020	10,000,000	9,996,734
U.S. Treasury Note	1.50	8-15-2020	20,000,000	20,002,630
U.S. Treasury Note	1.63	10-15-2020	10,000,000	9,999,842
U.S. Treasury Note	1.63	11-30-2020	10,000,000	9,999,486
U.S. Treasury Note	1.75	11-15-2020	20,000,000	20,007,054
U.S. Treasury Note	1.75	12-31-2020	80,000,000	80,167,753
U.S. Treasury Note	1.88	12-15-2020	30,000,000	30,156,333
U.S. Treasury Note	2.00	11-30-2020	15,000,000	15,016,782
U.S. Treasury Note	2.00	1-15-2021	20,000,000	20,088,932
U.S. Treasury Note	2.00	2-28-2021	45,000,000	45,281,982
U.S. Treasury Note	2.13	8-31-2020	20,000,000	20,007,131
U.S. Treasury Note	2.13	1-31-2021	40,000,000	40,379,088
U.S. Treasury Note	2.25	2-15-2021	85,000,000	85,766,141
U.S. Treasury Note	2.25	3-31-2021	40,000,000	40,393,744
U.S. Treasury Note	2.38	3-15-2021	20,000,000	20,241,058
U.S. Treasury Note	2.38	4-15-2021	30,000,000	30,422,171
U.S. Treasury Note	2.50	12-31-2020	20,000,000	20,071,814
U.S. Treasury Note	2.50	2-28-2021	20,000,000	20,108,797
U.S. Treasury Note	2.63	11-15-2020	170,000,000	170,544,060
U.S. Treasury Note	2.75	11-30-2020	20,000,000	20,071,094
U.S. Treasury Note	2.88	10-31-2020	60,000,000	60,178,370
U.S. Treasury Note	3.63	2-15-2021	30,000,000	30,331,870

Total Treasury Debt (Cost $19,725,972,780)				19,725,972,780

Total investments in securities (Cost $19,725,972,780)	99.86%	19,725,972,780

Other assets and liabilities, net	0.14	28,483,595

Total net assets	100.00%	$19,754,456,375

(z)	Zero coupon security. The rate represents the current yield to maturity.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated for when-issued securities.
±	Variable rate investment. The rate shown is the rate in effect at period end.

The accompanying notes are an integral part of these financial statements.

10  |  Government Money Market Funds

Statement of assets and liabilities—July 31, 2020 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$19,725,972,780
Cash	1,616
Receivable for investments sold	749,526,037
Receivable for Fund shares sold	9,647,781
Receivable for interest	6,226,369
Prepaid expenses and other assets	322,664

Total assets	20,491,697,247

Liabilities
Payable for investments purchased	724,906,154
Payable for Fund shares redeemed	8,127,832
Management fee payable	466,015
Dividends payable	280,275
Administration fees payable	1,649,351
Distribution fee payable	254,517
Trustees’ fees and expenses payable	2,658
Accrued expenses and other liabilities	1,554,070

Total liabilities	737,240,872

Total net assets	$19,754,456,375

Net assets consist of
Paid-in capital	$19,753,644,151
Total distributable earnings	812,224

Total net assets	$19,754,456,375

Computation of net asset value per share
Net assets – Class A	$230,735,701
Shares outstanding – Class A1	230,718,365
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$490,315,744
Shares outstanding – Administrator Class[1]	490,284,205
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$13,081,279,680
Shares outstanding – Institutional Class[1]	13,080,462,355
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$5,160,816,217
Shares outstanding – Service Class[1]	5,160,417,369
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$791,309,033
Shares outstanding – Sweep Class[1]	791,251,405
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  11

Statement of operations—six months ended July 31, 2020 (unaudited)

Investment income
Interest	$52,043,175

Expenses
Management fee	13,071,093
Administration fees
Class A	439,137
Administrator Class	270,900
Institutional Class	4,976,069
Service Class	2,933,636
Sweep Class	103,688
Shareholder servicing fees
Class A	498,913
Administrator Class	270,836
Service Class	6,111,667
Sweep Class	864,065
Distribution fee
Sweep Class	1,209,692
Custody and accounting fees	173,349
Professional fees	26,209
Registration fees	116,364
Shareholder report expenses	25,451
Trustees’ fees and expenses	9,313
Other fees and expenses	79,883

Total expenses	31,180,265
Less: Fee waivers and/or expense reimbursements
Fund-level	(4,090,979)
Class A	(216,431)
Administrator Class	(89,624)
Service Class	(1,928,854)
Sweep Class	(764,382)

Net expenses	24,089,995

Net investment income	27,953,180
Net realized gains on investments	199,474

Net increase in net assets resulting from operations	$28,152,654

The accompanying notes are an integral part of these financial statements.

12  |  Government Money Market Funds

Statement of changes in net assets

	Six months ended July 31, 2020 (unaudited)		Year ended January 31, 2020

Operations
Net investment income		$27,953,180		$220,324,593
Net realized gains on investments		199,474		1,197,710

Net increase in net assets resulting from operations		28,152,654		221,522,303

Distributions to shareholders from net investment income and net realized gains
Class A		(453,966)		(5,743,559)
Administrator Class		(989,481)		(11,061,889)
Institutional Class		(19,882,676)		(141,126,498)
Service Class		(6,088,963)		(56,995,623)
Sweep Class		(538,094)		(6,082,256)

Total distributions to shareholders		(27,953,180)		(221,009,825)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	593,765,222	593,765,222	1,190,400,202	1,190,400,202
Administrator Class	1,113,605,493	1,113,605,493	2,451,512,619	2,451,512,619
Institutional Class	25,403,622,373	25,403,622,373	25,146,673,331	25,146,673,331
Service Class	12,038,879,629	12,038,879,629	18,262,618,012	18,262,618,012
Sweep Class	3,754,830,488	3,754,830,488	4,752,687,515	4,752,687,515

		42,904,703,205		51,803,891,679

Reinvestment of distributions
Class A	477,408	477,408	5,712,034	5,712,034
Administrator Class	792,548	792,548	6,629,965	6,629,965
Institutional Class	12,136,093	12,136,093	90,583,672	90,583,672
Service Class	2,148,519	2,148,519	17,911,478	17,911,478
Sweep Class	562,253	562,253	6,057,655	6,057,655

		16,116,821		126,894,804

Payment for shares redeemed
Class A	(831,848,358)	(831,848,358)	(1,111,780,649)	(1,111,780,649)
Administrator Class	(1,178,509,768)	(1,178,509,768)	(2,595,952,750)	(2,595,952,750)
Institutional Class	(19,899,149,674)	(19,899,149,674)	(24,969,710,678)	(24,969,710,678)
Service Class	(11,110,784,852)	(11,110,784,852)	(16,846,608,441)	(16,846,608,441)
Sweep Class	(3,506,965,419)	(3,506,965,419)	(4,634,944,630)	(4,634,944,630)

		(36,527,258,071)		(50,158,997,148)

Net increase in net assets resulting from capital share transactions		6,393,561,955		1,771,789,335

Total increase in net assets		6,393,761,429		1,772,301,813

Net assets
Beginning of period		13,360,694,946		11,588,393,133

End of period		$19,754,456,375		$13,360,694,946

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  13

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
CLASS A		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1,2]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[3]	(0.00)[3]	0.00 [1]	(0.00)[3]

Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	(0.00)[3]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.13%	1.54%	1.35%	0.32%	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.63%	0.71%	0.79%	0.79%	0.79%
Net expenses	0.40%	0.60%	0.62%	0.64%	0.36%	0.08%
Net investment income	0.23%	1.49%	1.35%	0.31%	0.00%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$230,736	$468,360	$384,013	$291,246	$363,639	$464,176

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Amount is more than $(0.005).

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[2]	(0.00)[2]	0.00 [1]	(0.00)[2]

Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]	(0.00)[2]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.19%	1.84%	1.67%	0.67%	0.07%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.36%	0.44%	0.52%	0.52%	0.51%
Net expenses	0.28%	0.30%	0.30%	0.30%	0.30%	0.08%
Net investment income	0.37%	1.85%	1.63%	0.65%	0.06%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$490,316	$554,447	$692,247	$914,471	$1,226,947	$1,945,991

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[2]	(0.00)[2]	0.00 [1]	(0.00)[2]

Total from investment operations	0.00 [1]	0.02	0.02	0.01	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.23%	1.95%	1.77%	0.77%	0.17%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.24%	0.31%	0.40%	0.40%	0.40%
Net expenses	0.20%	0.20%	0.20%	0.20%	0.20%	0.11%
Net investment income	0.32%	1.92%	1.79%	0.78%	0.18%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$13,081,280	$7,564,485	$7,296,690	$4,700,731	$3,566,678	$632,263

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16  |  Government Money Market Funds

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SERVICE CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[2]	(0.00)[2]	0.00 [1]	(0.00)[2]

Total from investment operations	0.00 [1]	0.02	0.01	0.00 [1]	0.00 [1]	(0.00)[2]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.02)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.15%	1.64%	1.46%	0.46%	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.53%	0.61%	0.69%	0.69%	0.69%
Net expenses	0.35%	0.50%	0.50%	0.50%	0.36%	0.09%
Net investment income	0.25%	1.58%	1.45%	0.45%	0.00%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$5,160,816	$4,230,537	$2,796,397	$2,945,498	$3,337,172	$5,614,425

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Government Money Market Funds  |  17

Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2020 (unaudited)	Year ended January 31
SWEEP CLASS		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	(0.00)[2]	(0.00)[2]	0.00 [1]	(0.00)[2]

Total from investment operations	0.00 [1]	0.01	0.01	0.00 [1]	0.00 [1]	(0.00)[2]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.01)	(0.01)	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.10%	1.34%	1.13%	0.18%	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.79%	0.87%	0.95%	1.11%	1.14%
Net expenses	0.41%	0.79%	0.83%	0.77%	0.36%	0.09%
Net investment income	0.16%	1.30%	1.14%	0.16%	0.00%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$791,309	$542,866	$419,046	$481,702	$672,256	$473,246

[1]	Amount is less than $0.005.

[2]	Amount is more than $(0.005).

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

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Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

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Notes to financial statements (unaudited)

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of July 31, 2020, the cost of investments for federal income tax purposes is substantially the same as for financial reporting purposes.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2020:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total

Assets

Investments in treasury debt	$0	$19,725,972,780	$0	$19,725,972,780

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

For the six months ended July 31, 2020, the Fund did not have any transfers into/out of Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Average daily net assets	Management fee

First $5 billion	0.15%

Next $5 million	0.14

Over $10 billion	0.13

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Notes to financial statements (unaudited)

For the six months ended July 31, 2020, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee

Class A	0.22%

Administrator Class	0.10

Institutional Class	0.08

Service Class	0.12

Sweep Class	0.03

Waivers and/or expense reimbursements

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Funds Management has waived fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Funds Management has committed through May 31, 2021 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.60% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 0.78% for Sweep Class shares. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2020, the Fund’s expenses were capped at 0.83% for Sweep Class shares.

During the six months ended July 31, 2020, Funds Management also voluntarily waived class-level expenses as follows:

% of average daily net assets (annualized)

Class A	0.20%

Administrator Class	0.02

Service Class	0.15

Sweep Class	0.36

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets. A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

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Notes to financial statements (unaudited)

Interfund transactions

The Fund may purchase or sell portfolio investment securities to certain other Wells Fargo affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. NEW ACCOUNTING PRONOUNCEMENT

In August 2018, FASB issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820) Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 updates the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurements. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has adopted this guidance which did not have a material impact on the financial statements.

7. CORONAVIRUS (COVID-19) PANDEMIC

On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are adversely affecting the entire global economy, individual companies and investment products, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may be short term or may last for an extended period of time. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets.

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Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wfam.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at wfam.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The Fund files its complete schedule of portfolio holdings with the SEC each month on Form N-MFP. Shareholders may view the filed Form N-MFP by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at wfam.com.

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Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 147 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A

Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A

Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chairman, since 2019	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation

Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, from 2009 to 2018	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	N/A

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Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships

David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	N/A

Timothy J. Penny (Born 1951)	Trustee, since 1996; Chairman, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	N/A

James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A

Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Board member of the Destination Medical Center Economic Development Agency, Rochester, Minnesota since 2019 and Interim President of the McKnight Foundation since 2020. Acting Commissioner, Minnesota Department of Human Services, July 2019 through September 2019. Human Services Manager (part-time), Minnesota Department of Human Services, October 2019 through December 2019. Chief Operating Officer, Twin Cities Habitat for Humanity from 2017 to 2019. Vice President of University Services, University of Minnesota from 2012 to 2016. Prior thereto, on the Board of Directors, Governance Committee and Finance Committee for the Minnesota Philanthropy Partners (Saint Paul Foundation) from 2012 to 2018, Interim Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2011 to 2012, Chairman of the Board from 2009 to 2012 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Executive Vice President of the Minnesota Wild Foundation from 2004 to 2008. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently Board Chair of the Minnesota Wild Foundation since 2010.	N/A

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

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Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer

Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.

Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.

Michelle Rhee (Born 1966)	Chief Legal Officer, since 2019	Secretary of Wells Fargo Funds Management, LLC, Chief Legal Counsel of Wells Fargo Asset Management and Assistant General Counsel of Wells Fargo Bank, N.A. since 2018. Associate General Counsel and Managing Director of Bank of America Corporation from 2004 to 2018.

Catherine Kennedy (Born 1969)	Secretary, since 2019	Vice President of Wells Fargo Funds Management, LLC and Senior Counsel of the Wells Fargo Legal Department since 2010. Vice President and Senior Counsel of Evergreen Investment Management Company, LLC from 1998 to 2010.

Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Chief Compliance Officer of Wells Fargo Asset Management since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.

David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 65 funds in the Fund Complex. Jeremy DePalma acts as the Treasurer of 82 funds and Assistant Treasurer of 65 funds in the Fund Complex.

[2]

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wfam.com.

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Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Wells Fargo 100% Treasury Money Market Fund

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at a Board meeting held on May 26, 2020 and May 28, 2020 (together, the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo 100% Treasury Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at a Board meeting held in April 2020, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing investment performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2020. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and investment performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Wells Fargo Asset Management (“WFAM”), of which Funds Management and the Sub-Adviser are a part, and a summary of investments made in the business of WFAM. The Board also received a description of Funds Management’s and the Sub-Adviser’s business continuity plans and of their approaches to data privacy and cybersecurity, and related testing. The Board also received and reviewed information about Funds Management’s role as administrator of the Fund’s liquidity risk management program, Funds Management’s approach to risk management, and Funds Management’s intermediary and vendor oversight program.

The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund. The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

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Other information (unaudited)

Fund investment performance and expenses

The Board considered the investment performance results for the Fund over various time periods ended December 31, 2019. The Board also considered more current results for various time periods ended March 31, 2020. The Board considered these results in comparison to the investment performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the investment performance of the Fund (Service Class) was higher than the average investment performance of the Universe for the one-, three-, five- and ten-year periods ended December 31, 2019. The Board also noted that the investment performance of the Fund (Service Class) was higher than the average investment performance of the Universe for all periods ended March 31, 2020. The Board also noted that the investment performance of the Fund was in range of its benchmark index, the Lipper U.S. Treasury Money Market Funds Index, for all periods ended December 31, 2019.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for each share class.

The Board took into account the Fund’s investment performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing proprietary mutual funds compared with those associated with managing assets of other types of clients, including third-party sub-advised fund clients and non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of both WFAM and Wells Fargo & Co. (“Wells Fargo”) from providing services to the fund family as a whole. The Board noted that the Sub-Adviser’s profitability information with respect to providing services to the Fund and other funds in the family was subsumed in the WFAM and Wells Fargo profitability analysis.

28  |  Government Money Market Funds

Other information (unaudited)

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size, type and age of fund.

Based on its review, the Board did not deem the profits reported by Funds Management, WFAM or Wells Fargo from services provided to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

The Board received and considered information about the potential for Funds Management to experience economies of scale in the provision of management services to the Fund, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. The Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size, and the size of the Fund in relation to such breakpoints. The Board considered that in addition to management fee breakpoints, Funds Management shares potential economies of scale from its management business in a variety of ways, including through fee waiver and expense reimbursement arrangements, services that benefit shareholders, competitive management fee rates set at the outset without regard to breakpoints, and investments in the business intended to enhance services available to shareholders.

The Board concluded that Funds Management’s arrangements with respect to the Fund, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral, and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

Government Money Market Funds  |  29

Other information (unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Wells Fargo Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series, including the Fund, which is reasonably designed to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Wells Fargo Funds Management, LLC (“Funds Management”), the Fund’s investment manager, as the administrator of the Program, and Funds Management has established a Liquidity Risk Management Council composed of personnel from multiple departments within Funds Management and its affiliates to assist Funds Management in the implementation and on-going administration of the Program.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.

At a meeting of the Board held on May 26 and 28, 2020, the Board received a written report (the “Report”) from Funds Management that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation. The Report covered the initial period from December 1, 2018 through December 31, 2019 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the Report. There were no material changes to the Program during the Reporting Period. The Report concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

30  |  Government Money Market Funds

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 219967

Kansas City, MO 64121-9967

Website: wfam.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-260-5969 or visit the Fund’s website at wfam.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is the trade name for certain investment advisory/management firms owned by Wells Fargo & Company. These firms include but are not limited to Wells Capital Management Incorporated and Wells Fargo Funds Management, LLC. Certain products managed by WFAM entities are distributed by Wells Fargo Funds Distributor, LLC (a broker-dealer and Member FINRA).

This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind—including a recommendation for any specific investment, strategy, or plan.

INVESTMENT PRODUCTS: NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2020 Wells Fargo & Company. All rights reserved

PAR-0820-01050 09-20

SA300/SAR300 07-20

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen
Andrew Owen
President

Date:	September 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:
/s/ Andrew Owen
Andrew Owen
President

Date:	September 25, 2020

By:
/s/ Nancy Wiser
Nancy Wiser
Treasurer

Date:	September 25, 2020